UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3583

Fidelity Mt. Vernon Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2017

Item 1.

Reports to Stockholders

Fidelity® Growth Strategies K6 Fund Semi-Annual Report May 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2017

% of fund's net assets
Total System Services, Inc.	2.2
Citizens Financial Group, Inc.	2.1
Huntington Ingalls Industries, Inc.	2.1
VeriSign, Inc.	2.1
Equifax, Inc.	2.1
Wyndham Worldwide Corp.	2.1
O'Reilly Automotive, Inc.	2.0
KLA-Tencor Corp.	2.0
Citrix Systems, Inc.	2.0
Cerner Corp.	1.8
20.5

Top Five Market Sectors as of May 31, 2017

% of fund's net assets
Information Technology	23.8
Consumer Discretionary	22.4
Industrials	17.0
Health Care	16.6
Financials	6.6

Asset Allocation (% of fund's net assets)

As of May 31, 2017 *
Stocks	98.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.4%

 * Foreign investments - 5.7%

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 22.4%
Auto Components - 1.6%
Tenneco, Inc.	36	$2,047
Visteon Corp. (a)	58	5,817
		7,864
Distributors - 0.9%
Pool Corp.	38	4,527
Diversified Consumer Services - 0.5%
Service Corp. International	87	2,774
Hotels, Restaurants & Leisure - 4.3%
Domino's Pizza, Inc.	19	4,023
Jack in the Box, Inc.	44	4,690
Las Vegas Sands Corp.	39	2,306
Wyndham Worldwide Corp.	103	10,402
		21,421
Household Durables - 1.7%
Leggett & Platt, Inc.	6	312
Newell Brands, Inc.	153	8,101
		8,413
Media - 3.8%
Interpublic Group of Companies, Inc.	236	5,883
Lions Gate Entertainment Corp. Class B (a)	89	2,251
Scripps Networks Interactive, Inc. Class A	90	5,960
Viacom, Inc. Class B (non-vtg.)	144	5,010
		19,104
Multiline Retail - 1.5%
Dollar General Corp.	44	3,229
Dollar Tree, Inc. (a)	57	4,429
		7,658
Specialty Retail - 6.1%
AutoZone, Inc. (a)	13	7,877
Foot Locker, Inc.	82	4,872
O'Reilly Automotive, Inc. (a)	42	10,167
Ross Stores, Inc.	121	7,734
		30,650
Textiles, Apparel & Luxury Goods - 2.0%
Carter's, Inc.	62	5,094
Hanesbrands, Inc.	142	2,932
VF Corp.	37	1,991
		10,017

TOTAL CONSUMER DISCRETIONARY		112,428

CONSUMER STAPLES - 5.6%
Beverages - 1.7%
Dr. Pepper Snapple Group, Inc.	64	5,940
Monster Beverage Corp. (a)	53	2,680
		8,620
Food Products - 2.2%
Campbell Soup Co.	69	3,978
The Hershey Co.	59	6,801
		10,779
Personal Products - 1.2%
Estee Lauder Companies, Inc. Class A	39	3,671
Herbalife Ltd. (a)	35	2,512
		6,183
Tobacco - 0.5%
Reynolds American, Inc.	37	2,488

TOTAL CONSUMER STAPLES		28,070

ENERGY - 0.9%
Energy Equipment & Services - 0.5%
Baker Hughes, Inc.	45	2,482
Oil, Gas & Consumable Fuels - 0.4%
Tesoro Corp.	23	1,915

TOTAL ENERGY		4,397

FINANCIALS - 6.6%
Banks - 2.6%
Citizens Financial Group, Inc.	316	10,776
Investors Bancorp, Inc.	190	2,514
		13,290
Capital Markets - 1.3%
MarketAxess Holdings, Inc.	7	1,334
Moody's Corp.	13	1,540
S&P Global, Inc.	27	3,856
		6,730
Diversified Financial Services - 0.6%
Valvoline, Inc.	134	2,998
Insurance - 2.1%
Aon PLC	21	2,749
Arch Capital Group Ltd. (a)	36	3,501
Progressive Corp.	96	4,073
		10,323

TOTAL FINANCIALS		33,341

HEALTH CARE - 16.6%
Health Care Equipment & Supplies - 3.7%
Edwards Lifesciences Corp. (a)	50	5,754
Intuitive Surgical, Inc. (a)	6	5,488
ResMed, Inc.	100	7,110
		18,352
Health Care Providers & Services - 6.8%
AmerisourceBergen Corp.	72	6,607
Cardinal Health, Inc.	52	3,863
Cigna Corp.	7	1,129
HCA Holdings, Inc. (a)	53	4,341
Henry Schein, Inc. (a)	23	4,231
Laboratory Corp. of America Holdings (a)	24	3,336
MEDNAX, Inc. (a)	51	2,769
Universal Health Services, Inc. Class B	25	2,842
Wellcare Health Plans, Inc. (a)	29	4,982
		34,100
Health Care Technology - 1.8%
Cerner Corp. (a)	139	9,084
Life Sciences Tools & Services - 3.6%
Charles River Laboratories International, Inc. (a)	61	5,615
Illumina, Inc. (a)	29	5,143
Mettler-Toledo International, Inc. (a)	13	7,577
		18,335
Pharmaceuticals - 0.7%
Jazz Pharmaceuticals PLC (a)	24	3,493

TOTAL HEALTH CARE		83,364

INDUSTRIALS - 17.0%
Aerospace & Defense - 3.6%
Huntington Ingalls Industries, Inc.	54	10,574
TransDigm Group, Inc.	28	7,506
		18,080
Airlines - 1.3%
Alaska Air Group, Inc.	77	6,703
Commercial Services & Supplies - 0.6%
KAR Auction Services, Inc.	72	3,137
Electrical Equipment - 1.1%
Acuity Brands, Inc.	15	2,444
AMETEK, Inc.	53	3,234
		5,678
Industrial Conglomerates - 1.5%
Roper Technologies, Inc.	33	7,498
Machinery - 3.0%
IDEX Corp.	42	4,556
Toro Co.	75	5,137
Wabtec Corp.	62	5,069
		14,762
Professional Services - 2.8%
Dun & Bradstreet Corp.	24	2,513
Equifax, Inc.	77	10,534
Verisk Analytics, Inc. (a)	10	809
		13,856
Trading Companies & Distributors - 3.1%
Fastenal Co.	149	6,432
MSC Industrial Direct Co., Inc. Class A	52	4,365
United Rentals, Inc. (a)	45	4,893
		15,690

TOTAL INDUSTRIALS		85,404

INFORMATION TECHNOLOGY - 23.8%
Communications Equipment - 1.0%
F5 Networks, Inc. (a)	40	5,125
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A	66	4,924
Internet Software & Services - 4.1%
Akamai Technologies, Inc. (a)	136	6,412
LogMeIn, Inc.	32	3,552
VeriSign, Inc. (a)	117	10,549
		20,513
IT Services - 7.9%
Amdocs Ltd.	78	5,053
Fiserv, Inc. (a)	70	8,770
Genpact Ltd.	56	1,530
Global Payments, Inc.	63	5,771
Paychex, Inc.	129	7,641
Total System Services, Inc.	186	11,073
		39,838
Semiconductors & Semiconductor Equipment - 4.5%
Broadcom Ltd.	10	2,395
KLA-Tencor Corp.	97	10,088
Lam Research Corp.	31	4,810
Skyworks Solutions, Inc.	47	5,002
		22,295
Software - 5.3%
Adobe Systems, Inc. (a)	14	1,986
Check Point Software Technologies Ltd. (a)	46	5,154
Citrix Systems, Inc. (a)	121	9,987
Electronic Arts, Inc. (a)	67	7,593
Intuit, Inc.	13	1,828
		26,548

TOTAL INFORMATION TECHNOLOGY		119,243

MATERIALS - 2.9%
Chemicals - 1.9%
CF Industries Holdings, Inc.	88	2,367
Eastman Chemical Co.	22	1,762
Sherwin-Williams Co.	7	2,322
The Scotts Miracle-Gro Co. Class A	34	2,945
		9,396
Containers & Packaging - 1.0%
Ball Corp.	124	5,072

TOTAL MATERIALS		14,468

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.8%
CoreSite Realty Corp.	48	5,053
Digital Realty Trust, Inc.	26	3,073
Equity Lifestyle Properties, Inc.	16	1,350
Extra Space Storage, Inc.	62	4,803
		14,279
TOTAL COMMON STOCKS
(Cost $493,244)		494,994

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 0.86% (b)
(Cost $6,756)	6,754	6,756
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $500,000)		501,750
NET OTHER ASSETS (LIABILITIES) - 0.0%		134
NET ASSETS - 100%		$501,884

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$71
Total	$71

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $493,244)	$494,994
Fidelity Central Funds (cost $6,756)	6,756
Total Investments (cost $500,000)		$501,750
Dividends receivable		97
Distributions receivable from Fidelity Central Funds		71
Total assets		501,918
Liabilities
Accrued management fee	$34
Total liabilities		34
Net Assets		$501,884
Net Assets consist of:
Paid in capital		$500,000
Undistributed net investment income		134
Net unrealized appreciation (depreciation) on investments		1,750
Net Assets, for 50,000 shares outstanding		$501,884
Net Asset Value, offering price and redemption price per share ($501,884 ÷ 50,000 shares)		$10.04

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period May 25, 2017 (commencement of operations) to May 31, 2017 (Unaudited)
Investment Income
Dividends		$97
Income from Fidelity Central Funds		71
Total income		168
Expenses
Management fee	$34
Total expenses		34
Net investment income (loss)		134
Change in net unrealized appreciation (depreciation) on investment securities		1,750
Net gain (loss)		1,750
Net increase (decrease) in net assets resulting from operations		$1,884

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period May 25, 2017 (commencement of operations) to May 31, 2017 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$134
Change in net unrealized appreciation (depreciation)	1,750
Net increase (decrease) in net assets resulting from operations	1,884
Share transactions
Proceeds from sales of shares	500,000
Net increase (decrease) in net assets resulting from share transactions	500,000
Total increase (decrease) in net assets	501,884
Net Assets
Beginning of period	–
End of period	$501,884
Other Information
Undistributed net investment income end of period	$134
Shares
Sold	50,000
Net increase (decrease)	50,000

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Growth Strategies K6 Fund

Six months ended (Unaudited) May 31,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	–C
Net realized and unrealized gain (loss)	.04
Total from investment operations	.04
Net asset value, end of period	$10.04
Total ReturnD	.40%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G
Expenses net of fee waivers, if any	.45%G
Expenses net of all reductions	.45%G
Net investment income (loss)	1.76%G
Supplemental Data
Net assets, end of period (000 omitted)	$502
Portfolio turnover rateH	0%I

 A For the period May 25, 2017 (commencement of operations) to May 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2017

1. Organization.

Fidelity Growth Strategies K6 Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$3,769
Gross unrealized depreciation	(2,019)
Net unrealized appreciation (depreciation) on securities	$1,750
Tax cost	$500,000

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $493,244 and $0, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $28 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 25, 2017 to May 31, 2017). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (December 1, 2016 to May 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value May 31, 2017	Expenses Paid During Period
Actual	.45%	$1,000.00	$1,004.00	.09B
Hypothetical-C		$1,000.00	$1,022.69	2.27D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 7/365 (to reflect the period May 25, 2017 to May 31, 2017).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Strategies K6 Fund

On January 18, 2017 the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds, including funds with identical investment objectives as the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio  ..The Board considered the fund's proposed management fee out of which FMR will pay all operating expenses, with certain limited exceptions, and the projected total expense ratio of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

FEGK6-SANN-0717
1.9883994.100

Fidelity® Growth Strategies Fund Class K Semi-Annual Report May 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Electronic Arts, Inc.	2.2	2.3
Total System Services, Inc.	2.1	2.1
Citizens Financial Group, Inc.	2.1	1.6
Equifax, Inc.	2.0	2.5
O'Reilly Automotive, Inc.	2.0	2.6
VeriSign, Inc.	2.0	2.2
Huntington Ingalls Industries, Inc.	1.9	1.4
KLA-Tencor Corp.	1.9	0.4
Cerner Corp.	1.8	0.0
Fiserv, Inc.	1.7	1.9
	19.7

Top Five Market Sectors as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.8	24.6
Consumer Discretionary	20.8	21.6
Industrials	16.3	15.3
Health Care	16.3	14.6
Financials	7.2	8.1

Asset Allocation (% of fund's net assets)

As of May 31, 2017*
Stocks	99.0%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

 * Foreign investments - 6.9%

As of November 30, 2016*
Stocks	98.9%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

 * Foreign investments - 6.5%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.8%
Auto Components - 1.4%
Tenneco, Inc.	135,544	$7,706
Visteon Corp. (a)	310,000	31,090
		38,796
Distributors - 0.8%
Pool Corp.	169,654	20,211
Diversified Consumer Services - 0.5%
Service Corp. International	462,180	14,734
Hotels, Restaurants & Leisure - 3.4%
Domino's Pizza, Inc.	108,190	22,906
Jack in the Box, Inc.	233,013	24,835
Las Vegas Sands Corp.	188,800	11,164
Wyndham Worldwide Corp.	330,000	33,327
		92,232
Household Durables - 1.7%
Leggett & Platt, Inc.	30,000	1,561
Newell Brands, Inc.	810,000	42,890
		44,451
Media - 3.8%
Interpublic Group of Companies, Inc.	1,250,000	31,163
Lions Gate Entertainment Corp. Class B (a)	468,096	11,838
Scripps Networks Interactive, Inc. Class A	536,200	35,507
Viacom, Inc. Class B (non-vtg.)	666,000	23,170
		101,678
Multiline Retail - 1.5%
Dollar General Corp.	234,000	17,173
Dollar Tree, Inc. (a)	300,000	23,310
		40,483
Specialty Retail - 6.0%
AutoZone, Inc. (a)	70,000	42,414
Foot Locker, Inc.	422,916	25,125
O'Reilly Automotive, Inc. (a)	225,000	54,468
Ross Stores, Inc.	644,325	41,185
		163,192
Textiles, Apparel & Luxury Goods - 1.7%
Carter's, Inc.	245,801	20,195
Hanesbrands, Inc. (b)	750,000	15,488
VF Corp.	197,300	10,615
		46,298

TOTAL CONSUMER DISCRETIONARY		562,075

CONSUMER STAPLES - 6.2%
Beverages - 1.6%
Dr. Pepper Snapple Group, Inc.	310,200	28,790
Monster Beverage Corp. (a)	285,000	14,410
		43,200
Food Products - 2.8%
Campbell Soup Co.	268,000	15,450
Mead Johnson Nutrition Co. Class A	253,000	22,623
The Hershey Co.	319,100	36,783
		74,856
Personal Products - 1.3%
Estee Lauder Companies, Inc. Class A	207,000	19,487
Herbalife Ltd. (a)(b)	229,730	16,490
		35,977
Tobacco - 0.5%
Reynolds American, Inc.	194,396	13,073

TOTAL CONSUMER STAPLES		167,106

ENERGY - 0.9%
Energy Equipment & Services - 0.5%
Baker Hughes, Inc.	237,809	13,115
Hess Midstream Partners LP	32,017	744
		13,859
Oil, Gas & Consumable Fuels - 0.4%
Tesoro Corp.	120,000	9,989

TOTAL ENERGY		23,848

FINANCIALS - 7.2%
Banks - 3.3%
Citizens Financial Group, Inc.	1,671,500	56,998
Huntington Bancshares, Inc.	1,696,020	21,268
Investors Bancorp, Inc.	730,000	9,658
		87,924
Capital Markets - 1.5%
MarketAxess Holdings, Inc.	37,900	7,223
Moody's Corp.	112,000	13,266
S&P Global, Inc.	142,000	20,279
		40,768
Diversified Financial Services - 0.6%
Valvoline, Inc.	713,000	15,950
Insurance - 1.8%
Aon PLC	113,500	14,858
Arch Capital Group Ltd. (a)	192,000	18,672
Progressive Corp.	374,000	15,869
		49,399

TOTAL FINANCIALS		194,041

HEALTH CARE - 16.3%
Health Care Equipment & Supplies - 3.6%
Edwards Lifesciences Corp. (a)	265,000	30,494
Intuitive Surgical, Inc. (a)	36,000	32,928
ResMed, Inc.	486,000	34,555
		97,977
Health Care Providers & Services - 6.5%
Aetna, Inc.	21,000	3,042
AmerisourceBergen Corp. (b)	347,034	31,847
Cardinal Health, Inc.	278,000	20,653
Cigna Corp.	35,000	5,643
HCA Holdings, Inc. (a)	280,000	22,935
Henry Schein, Inc. (a)	119,666	22,015
Laboratory Corp. of America Holdings (a)	129,400	17,987
MEDNAX, Inc. (a)	277,979	15,094
Universal Health Services, Inc. Class B	126,000	14,321
Wellcare Health Plans, Inc. (a)	118,800	20,410
		173,947
Health Care Technology - 1.8%
Cerner Corp. (a)	741,000	48,424
Life Sciences Tools & Services - 3.7%
Charles River Laboratories International, Inc. (a)	328,200	30,211
Illumina, Inc. (a)	162,100	28,750
Mettler-Toledo International, Inc. (a)	70,000	40,797
		99,758
Pharmaceuticals - 0.7%
Jazz Pharmaceuticals PLC (a)	128,066	18,641

TOTAL HEALTH CARE		438,747

INDUSTRIALS - 16.3%
Aerospace & Defense - 3.3%
Huntington Ingalls Industries, Inc.	257,989	50,517
TransDigm Group, Inc. (b)	140,000	37,531
		88,048
Airlines - 1.1%
Alaska Air Group, Inc.	353,964	30,813
Commercial Services & Supplies - 0.6%
KAR Auction Services, Inc.	385,000	16,774
Electrical Equipment - 1.4%
Acuity Brands, Inc. (b)	120,700	19,663
AMETEK, Inc.	283,000	17,269
		36,932
Industrial Conglomerates - 1.4%
Roper Technologies, Inc.	173,500	39,419
Machinery - 2.8%
IDEX Corp.	225,000	24,406
Toro Co.	340,000	23,287
Wabtec Corp. (b)	330,000	26,978
		74,671
Professional Services - 2.6%
Dun & Bradstreet Corp.	100,000	10,471
Equifax, Inc.	405,000	55,404
Verisk Analytics, Inc. (a)	55,218	4,467
		70,342
Trading Companies & Distributors - 3.1%
Fastenal Co.	782,000	33,759
MSC Industrial Direct Co., Inc. Class A	278,000	23,335
United Rentals, Inc. (a)	238,000	25,878
		82,972

TOTAL INDUSTRIALS		439,971

INFORMATION TECHNOLOGY - 24.8%
Communications Equipment - 0.7%
F5 Networks, Inc. (a)	155,741	19,955
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A	350,000	26,110
Internet Software & Services - 3.7%
Akamai Technologies, Inc. (a)	570,000	26,876
LogMeIn, Inc.	177,907	19,748
VeriSign, Inc. (a)(b)	601,410	54,223
		100,847
IT Services - 8.1%
Amdocs Ltd.	310,000	20,082
Fiserv, Inc. (a)	370,000	46,354
FleetCor Technologies, Inc. (a)	152,100	21,947
Genpact Ltd.	300,128	8,199
Global Payments, Inc.	340,000	31,147
Paychex, Inc.	593,648	35,162
Total System Services, Inc.	960,000	57,168
		220,059
Semiconductors & Semiconductor Equipment - 5.9%
Broadcom Ltd.	68,500	16,404
KLA-Tencor Corp.	479,000	49,816
Lam Research Corp.	166,000	25,758
NXP Semiconductors NV (a)	349,500	38,410
Skyworks Solutions, Inc.	265,073	28,212
		158,600
Software - 5.4%
Adobe Systems, Inc. (a)	99,000	14,044
Check Point Software Technologies Ltd. (a)	245,000	27,452
Citrix Systems, Inc. (a)	415,000	34,254
Electronic Arts, Inc. (a)	520,000	58,926
Intuit, Inc.	75,000	10,548
		145,224

TOTAL INFORMATION TECHNOLOGY		670,795

MATERIALS - 3.6%
Chemicals - 2.5%
CF Industries Holdings, Inc.	672,859	18,100
Eastman Chemical Co.	93,755	7,511
Sherwin-Williams Co.	36,000	11,944
The Scotts Miracle-Gro Co. Class A	182,000	15,763
Valspar Corp.	136,990	15,479
		68,797
Containers & Packaging - 1.1%
Ball Corp.	699,600	28,614

TOTAL MATERIALS		97,411

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.9%
CoreSite Realty Corp.	139,630	14,700
Digital Realty Trust, Inc.	138,100	16,322
Equinix, Inc.	33,995	14,992
Equity Lifestyle Properties, Inc.	85,457	7,213
Extra Space Storage, Inc.	333,000	25,798
		79,025
TOTAL COMMON STOCKS
(Cost $2,427,858)		2,673,019

Money Market Funds - 4.8%
Fidelity Cash Central Fund, 0.86% (c)	27,385,307	27,391
Fidelity Securities Lending Cash Central Fund 0.87% (c)(d)	101,456,849	101,467
TOTAL MONEY MARKET FUNDS
(Cost $128,865)		128,858
TOTAL INVESTMENT PORTFOLIO - 103.8%
(Cost $2,556,723)		2,801,877
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(101,898)
NET ASSETS - 100%		$2,699,979

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$133
Fidelity Securities Lending Cash Central Fund	579
Total	$712

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $99,089) — See accompanying schedule: Unaffiliated issuers (cost $2,427,858)	$2,673,019
Fidelity Central Funds (cost $128,865)	128,858
Total Investments (cost $2,556,723)		$2,801,877
Receivable for investments sold		6,533
Receivable for fund shares sold		2,282
Dividends receivable		2,679
Distributions receivable from Fidelity Central Funds		166
Prepaid expenses		1
Other receivables		93
Total assets		2,813,631
Liabilities
Payable for investments purchased	$7,480
Payable for fund shares redeemed	2,913
Accrued management fee	1,224
Other affiliated payables	454
Other payables and accrued expenses	129
Collateral on securities loaned	101,452
Total liabilities		113,652
Net Assets		$2,699,979
Net Assets consist of:
Paid in capital		$2,495,883
Undistributed net investment income		428
Accumulated undistributed net realized gain (loss) on investments		(41,486)
Net unrealized appreciation (depreciation) on investments		245,154
Net Assets		$2,699,979
Growth Strategies:
Net Asset Value, offering price and redemption price per share ($2,335,899 ÷ 62,253 shares)		$37.52
Class K:
Net Asset Value, offering price and redemption price per share ($364,080 ÷ 9,632 shares)		$37.80

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2017 (Unaudited)
Investment Income
Dividends		$11,898
Income from Fidelity Central Funds		712
Total income		12,610
Expenses
Management fee
Basic fee	$7,298
Performance adjustment	511
Transfer agent fees	2,293
Accounting and security lending fees	395
Custodian fees and expenses	69
Independent trustees' fees and expenses	5
Registration fees	38
Audit	32
Legal	6
Miscellaneous	13
Total expenses before reductions	10,660
Expense reductions	(33)	10,627
Net investment income (loss)		1,983
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	73,813
Fidelity Central Funds	3
Total net realized gain (loss)		73,816
Change in net unrealized appreciation (depreciation) on investment securities		201,427
Net gain (loss)		275,243
Net increase (decrease) in net assets resulting from operations		$277,226

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2017 (Unaudited)	Year ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,983	$14,749
Net realized gain (loss)	73,816	446,654
Change in net unrealized appreciation (depreciation)	201,427	(468,799)
Net increase (decrease) in net assets resulting from operations	277,226	(7,396)
Distributions to shareholders from net investment income	(13,542)	(5,195)
Distributions to shareholders from net realized gain	(1,063)	–
Total distributions	(14,605)	(5,195)
Share transactions - net increase (decrease)	(117,760)	(665,611)
Redemption fees	42	199
Total increase (decrease) in net assets	144,903	(678,003)
Net Assets
Beginning of period	2,555,076	3,233,079
End of period	$2,699,979	$2,555,076
Other Information
Undistributed net investment income end of period	$428	$11,987

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Growth Strategies Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$33.87	$33.91	$32.44	$27.66	$20.56	$19.05
Income from Investment Operations
Net investment income (loss)A	.02	.16B	.04	.11	.09	.02C
Net realized and unrealized gain (loss)	3.83	(.16)	1.53	4.72	7.10	1.49
Total from investment operations	3.85	–	1.57	4.83	7.19	1.51
Distributions from net investment income	(.18)	(.04)	(.09)	(.05)	(.07)D	–
Distributions from net realized gain	(.02)	–	(.01)	–	(.02)D	–
Total distributions	(.20)	(.04)	(.10)	(.05)	(.09)	–
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$37.52	$33.87	$33.91	$32.44	$27.66	$20.56
Total ReturnF,G	11.42%	.02%	4.86%	17.50%	35.13%	7.93%
Ratios to Average Net AssetsH,I
Expenses before reductions	.84%J	.94%	.91%	.72%	.71%	.73%
Expenses net of fee waivers, if any	.84%J	.94%	.91%	.72%	.71%	.73%
Expenses net of all reductions	.84%J	.94%	.91%	.72%	.69%	.72%
Net investment income (loss)	.13%J	.49%B	.13%	.37%	.39%	.09%C
Supplemental Data
Net assets, end of period (in millions)	$2,336	$2,080	$2,535	$1,835	$1,640	$1,385
Portfolio turnover rateK	73%J	63%	40%	58%	87%	165%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .34%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .00%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Growth Strategies Fund Class K

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$34.14	$34.17	$32.70	$27.88	$20.74	$19.17
Income from Investment Operations
Net investment income (loss)A	.05	.21B	.10	.17	.15	.07C
Net realized and unrealized gain (loss)	3.86	(.14)	1.52	4.76	7.14	1.50
Total from investment operations	3.91	.07	1.62	4.93	7.29	1.57
Distributions from net investment income	(.23)	(.10)	(.15)	(.11)	(.13)D	–
Distributions from net realized gain	(.02)	–	(.01)	–	(.02)D	–
Total distributions	(.25)	(.10)	(.15)E	(.11)	(.15)	–
Redemption fees added to paid in capitalA,F	–	–	–	–	–	–
Net asset value, end of period	$37.80	$34.14	$34.17	$32.70	$27.88	$20.74
Total ReturnG,H	11.51%	.20%	5.00%	17.75%	35.42%	8.19%
Ratios to Average Net AssetsI,J
Expenses before reductions	.69%K	.78%	.76%	.53%	.48%	.48%
Expenses net of fee waivers, if any	.69%K	.78%	.76%	.53%	.48%	.48%
Expenses net of all reductions	.69%K	.78%	.76%	.53%	.46%	.47%
Net investment income (loss)	.28%K	.64%B	.28%	.56%	.62%	.34%C
Supplemental Data
Net assets, end of period (in millions)	$364	$475	$699	$385	$342	$274
Portfolio turnover rateL	73%K	63%	40%	58%	87%	165%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .50%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .25%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $.15 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.008 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Growth Strategies Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Strategies and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$343,260
Gross unrealized depreciation	(98,242)
Net unrealized appreciation (depreciation) on securities	$245,018
Tax cost	$2,556,859

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(115,128)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $938,107 and $1,064,905, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. Prior to February 1, 2017 the individual fund fee rate was .35%. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Strategies as compared to its benchmark index, the Russell Midcap Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .60% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Strategies. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Growth Strategies	$2,206.20
Class K	87.05
	$2,293

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $18 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $579, including less than five hundred dollars from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $21 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, during the period the investment advisor reimbursed and/or waived a portion of fund-level operating expenses in the amount of $11.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2017	Year ended November 30, 2016
From net investment income
Growth Strategies	$11,145	$3,237
Class K	2,397	1,958
Total	$13,542	$5,195
From net realized gain
Growth Strategies	$909	$–
Class K	154	–
Total	$1,063	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2017	Year ended November 30, 2016	Six months ended May 31, 2017	Year ended November 30, 2016
Growth Strategies
Shares sold	6,417	6,979	$230,136	$228,892
Reinvestment of distributions	338	94	11,624	3,102
Shares redeemed	(5,924)	(20,401)	(211,428)	(674,632)
Net increase (decrease)	831	(13,328)	$30,332	$(442,638)
Class K
Shares sold	967	3,172	$34,748	$103,937
Reinvestment of distributions	74	59	2,551	1,958
Shares redeemed	(5,316)	(9,765)	(185,391)	(328,868)
Net increase (decrease)	(4,275)	(6,534)	$(148,092)	$(222,973)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 to May 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period-B December 1, 2016 to May 31, 2017
Growth Strategies	.84%
Actual		$1,000.00	$1,114.20	$4.43
Hypothetical-C		$1,000.00	$1,020.74	$4.23
Class K	.69%
Actual		$1,000.00	$1,115.10	$3.64
Hypothetical-C		$1,000.00	$1,021.49	$3.48

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Strategies Fund

On January 18, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amendment to the management contract with Fidelity Management & Research Company (FMR) for the fund (Amended Contract) to decrease the management fee paid by the fund by 5 basis points, effective February 1, 2017. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information relevant to the approval of the Amended Contract.

Nature, Extent, and Quality of Services Provided.  The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMR to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family and the investment performance of the fund in connection with the annual renewal of the fund's current management contract with FMR (Current Management Contract). At its July 2016 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the Current Management Contract should benefit the shareholders of the fund. The Board noted that approval of the Amended Contract would not change the funds' portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contract will continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that it received and reviewed information regarding the fund's management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes at the current management fee and expense levels in connection with the annual renewal of the Current Management Contract. Based on its review, the Board concluded at its July 2016 meeting that the fund's current management fee and total expense ratio are fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the proposed management fee rate under the Amended Contract, the Board considered that the proposed fee rate is lower by 5 basis points than the current management fee rate. The Board also considered that the fund’s management fee rate and total expense ratio would continue to rank below the median of its competitor funds based on the competitive mapped group data provided to the Board in connection with the annual renewal of the Current Management Contract.

Based on its review, the Board concluded that the fund's management fee and total expense ratio continue to be fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered that it previously reviewed information regarding the revenues earned, the expenses incurred by Fidelity in providing services to the fund and the level of Fidelity's profitability. At its July 2016 meeting, the Board concluded that it was satisfied that the profitability of Fidelity in connection with the operation of the fund was not excessive. Because the Board was approving an arrangement under which the management fees were being reduced, the Board did not consider Fidelity's costs of services, revenues, or profitability to be significant factors in its decision to approve the Amended Contract.

Economies of Scale.  The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its July 2016 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. The Board will continue to review economies of scale in connection with future renewals of the Amended Contract.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's advisory fee structures continue to be fair and reasonable, and that the fund's Amended Contract should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

FEG-K-SANN-0717
1.863032.108

Fidelity Flex℠ Funds Fidelity Flex℠ Mid Cap Growth Fund Semi-Annual Report May 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2017

% of fund's net assets
Electronic Arts, Inc.	2.6
Equifax, Inc.	2.3
Total System Services, Inc.	2.1
VeriSign, Inc.	2.1
O'Reilly Automotive, Inc.	2.0
Citizens Financial Group, Inc.	1.9
Cerner Corp.	1.8
KLA-Tencor Corp.	1.8
AutoZone, Inc.	1.8
Fiserv, Inc.	1.7
20.1

Top Five Market Sectors as of May 31, 2017

% of fund's net assets
Information Technology	23.7
Consumer Discretionary	21.1
Health Care	16.2
Industrials	16.0
Consumer Staples	6.8

Asset Allocation (% of fund's net assets)

As of May 31, 2017*
Stocks	98.0%
Short-Term Investments and Net Other Assets (Liabilities)	2.0%

 * Foreign investments - 5.7%

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 21.1%
Auto Components - 1.4%
Tenneco, Inc.	22	$1,251
Visteon Corp. (a)	59	5,917
		7,168
Distributors - 0.8%
Pool Corp.	34	4,050
Diversified Consumer Services - 0.6%
Service Corp. International	88	2,805
Hotels, Restaurants & Leisure - 3.6%
Domino's Pizza, Inc.	22	4,658
Jack in the Box, Inc.	51	5,436
Las Vegas Sands Corp.	40	2,365
Wyndham Worldwide Corp.	61	6,160
		18,619
Household Durables - 1.7%
Leggett & Platt, Inc.	15	780
Newell Brands, Inc.	154	8,154
		8,934
Media - 3.6%
Interpublic Group of Companies, Inc.	262	6,532
Lions Gate Entertainment Corp. Class B (a)	89	2,251
Scripps Networks Interactive, Inc. Class A	79	5,231
Viacom, Inc. Class B (non-vtg.)	126	4,384
		18,398
Multiline Retail - 1.5%
Dollar General Corp.	46	3,376
Dollar Tree, Inc. (a)	57	4,429
		7,805
Specialty Retail - 6.2%
AutoZone, Inc. (a)	15	9,089
Foot Locker, Inc.	80	4,753
O'Reilly Automotive, Inc. (a)	43	10,409
Ross Stores, Inc.	123	7,862
		32,113
Textiles, Apparel & Luxury Goods - 1.7%
Carter's, Inc.	45	3,697
Hanesbrands, Inc.	143	2,953
VF Corp.	38	2,044
		8,694

TOTAL CONSUMER DISCRETIONARY		108,586

CONSUMER STAPLES - 6.8%
Beverages - 1.6%
Dr. Pepper Snapple Group, Inc.	59	5,476
Monster Beverage Corp. (a)	54	2,730
		8,206
Food Products - 2.7%
Campbell Soup Co.	51	2,940
Mead Johnson Nutrition Co. Class A	48	4,292
The Hershey Co.	61	7,031
		14,263
Personal Products - 2.0%
Coty, Inc. Class A	153	2,898
Estee Lauder Companies, Inc. Class A	39	3,671
Herbalife Ltd. (a)	50	3,589
		10,158
Tobacco - 0.5%
Reynolds American, Inc.	37	2,488

TOTAL CONSUMER STAPLES		35,115

ENERGY - 0.9%
Energy Equipment & Services - 0.5%
Baker Hughes, Inc.	45	2,482
Oil, Gas & Consumable Fuels - 0.4%
Tesoro Corp.	23	1,915

TOTAL ENERGY		4,397

FINANCIALS - 6.6%
Banks - 2.9%
Citizens Financial Group, Inc.	290	9,889
Huntington Bancshares, Inc.	241	3,022
Investors Bancorp, Inc.	139	1,839
		14,750
Capital Markets - 1.4%
MarketAxess Holdings, Inc.	7	1,334
Moody's Corp.	21	2,487
S&P Global, Inc.	25	3,570
		7,391
Diversified Financial Services - 0.6%
Valvoline, Inc.	136	3,042
Insurance - 1.7%
Aon PLC	22	2,880
Arch Capital Group Ltd. (a)	37	3,598
Progressive Corp.	61	2,588
		9,066

TOTAL FINANCIALS		34,249

HEALTH CARE - 16.2%
Health Care Equipment & Supplies - 3.8%
Edwards Lifesciences Corp. (a)	63	7,249
Intuitive Surgical, Inc. (a)	7	6,403
ResMed, Inc.	87	6,186
		19,838
Health Care Providers & Services - 6.1%
AmerisourceBergen Corp.	65	5,965
Cardinal Health, Inc.	53	3,937
HCA Holdings, Inc. (a)	53	4,341
Henry Schein, Inc. (a)	23	4,231
Laboratory Corp. of America Holdings (a)	25	3,475
MEDNAX, Inc. (a)	53	2,878
Universal Health Services, Inc. Class B	24	2,728
Wellcare Health Plans, Inc. (a)	22	3,780
		31,335
Health Care Technology - 1.8%
Cerner Corp. (a)	142	9,280
Life Sciences Tools & Services - 3.8%
Charles River Laboratories International, Inc. (a)	62	5,707
Illumina, Inc. (a)	33	5,853
Mettler-Toledo International, Inc. (a)	14	8,159
		19,719
Pharmaceuticals - 0.7%
Jazz Pharmaceuticals PLC (a)	24	3,493

TOTAL HEALTH CARE		83,665

INDUSTRIALS - 16.0%
Aerospace & Defense - 3.2%
Huntington Ingalls Industries, Inc.	42	8,224
TransDigm Group, Inc.	31	8,310
		16,534
Airlines - 1.1%
Alaska Air Group, Inc.	67	5,832
Commercial Services & Supplies - 0.6%
KAR Auction Services, Inc.	73	3,181
Electrical Equipment - 1.5%
Acuity Brands, Inc.	27	4,399
AMETEK, Inc.	54	3,295
		7,694
Industrial Conglomerates - 1.4%
Roper Technologies, Inc.	31	7,043
Machinery - 2.8%
IDEX Corp.	43	4,664
Toro Co.	65	4,452
Wabtec Corp.	63	5,150
		14,266
Professional Services - 2.7%
Dun & Bradstreet Corp.	9	942
Equifax, Inc.	87	11,902
Verisk Analytics, Inc. (a)	11	890
		13,734
Trading Companies & Distributors - 2.7%
Fastenal Co.	136	5,871
MSC Industrial Direct Co., Inc. Class A	41	3,442
United Rentals, Inc. (a)	45	4,893
		14,206

TOTAL INDUSTRIALS		82,490

INFORMATION TECHNOLOGY - 23.7%
Communications Equipment - 0.7%
F5 Networks, Inc. (a)	27	3,460
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A	69	5,147
Internet Software & Services - 3.5%
Akamai Technologies, Inc. (a)	77	3,631
LogMeIn, Inc.	34	3,774
VeriSign, Inc. (a)	119	10,729
		18,134
IT Services - 8.1%
Amdocs Ltd.	59	3,822
Fiserv, Inc. (a)	70	8,770
FleetCor Technologies, Inc. (a)	29	4,184
Genpact Ltd.	57	1,557
Global Payments, Inc.	65	5,955
Paychex, Inc.	111	6,575
Total System Services, Inc.	183	10,898
		41,761
Semiconductors & Semiconductor Equipment - 4.6%
Broadcom Ltd.	13	3,113
KLA-Tencor Corp.	89	9,256
Lam Research Corp.	32	4,965
Skyworks Solutions, Inc.	60	6,386
		23,720
Software - 5.8%
Adobe Systems, Inc. (a)	19	2,695
Check Point Software Technologies Ltd. (a)	48	5,378
Citrix Systems, Inc. (a)	74	6,108
Electronic Arts, Inc. (a)	120	13,603
Intuit, Inc.	14	1,969
		29,753

TOTAL INFORMATION TECHNOLOGY		121,975

MATERIALS - 3.7%
Chemicals - 2.6%
CF Industries Holdings, Inc.	142	3,820
Eastman Chemical Co.	18	1,442
Sherwin-Williams Co.	7	2,322
The Scotts Miracle-Gro Co. Class A	35	3,031
Valspar Corp.	26	2,938
		13,553
Containers & Packaging - 1.1%
Ball Corp.	134	5,481

TOTAL MATERIALS		19,034

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 3.0%
CoreSite Realty Corp.	27	2,843
Digital Realty Trust, Inc.	26	3,073
Equinix, Inc.	7	3,087
Equity Lifestyle Properties, Inc.	16	1,350
Extra Space Storage, Inc.	63	4,881
		15,234
TOTAL COMMON STOCKS
(Cost $491,712)		504,745

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.86% (b)
(Cost $9,095)	9,093	9,095
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $500,807)		513,840
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,387
NET ASSETS - 100%		$515,227

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$59
Total	$59

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $491,712)	$504,745
Fidelity Central Funds (cost $9,095)	9,095
Total Investments (cost $500,807)		$513,840
Cash		867
Dividends receivable		513
Distributions receivable from Fidelity Central Funds		7
Total assets		515,227
Net Assets		$515,227
Net Assets consist of:
Paid in capital		$500,000
Undistributed net investment income		1,336
Accumulated undistributed net realized gain (loss) on investments		858
Net unrealized appreciation (depreciation) on investments		13,033
Net Assets, for 50,000 shares outstanding		$515,227
Net Asset Value, offering price and redemption price per share ($515,227 ÷ 50,000 shares)		$10.30

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period March 8, 2017 (commencement of operations) to May 31, 2017 (Unaudited)
Investment Income
Dividends		$1,278
Income from Fidelity Central Funds		59
Total income		1,337
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		1,336
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	858
Total net realized gain (loss)		858
Change in net unrealized appreciation (depreciation) on investment securities		13,033
Net gain (loss)		13,891
Net increase (decrease) in net assets resulting from operations		$15,227

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period March 8, 2017 (commencement of operations) to May 31, 2017 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,336
Net realized gain (loss)	858
Change in net unrealized appreciation (depreciation)	13,033
Net increase (decrease) in net assets resulting from operations	15,227
Share transactions
Proceeds from sales of shares	500,000
Net increase (decrease) in net assets resulting from share transactions	500,000
Total increase (decrease) in net assets	515,227
Net Assets
Beginning of period	–
End of period	$515,227
Other Information
Undistributed net investment income end of period	$1,336
Shares
Sold	50,000
Net increase (decrease)	50,000

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Flex Mid Cap Growth Fund

Six months ended (Unaudited) May 31,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	.27
Total from investment operations	.30
Net asset value, end of period	$10.30
Total ReturnC	3.00%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G
Expenses net of fee waivers, if any	- %F,G
Expenses net of all reductions	- %F,G
Net investment income (loss)	1.14%F
Supplemental Data
Net assets, end of period (000 omitted)	$515
Portfolio turnover rateH	2%I

 A For the period March 8, 2017 (commencement of operations) to May 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2017

1. Organization.

Fidelity Flex Mid Cap Growth Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$32,330
Gross unrealized depreciation	(19,297)
Net unrealized appreciation (depreciation) on securities	$13,033
Tax cost	$500,807

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $498,455 and $7,594, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $33 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to less than $1. During the period, the Fund did not borrow on this line of credit.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 8, 2017 to May 31, 2017). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (December 1, 2016 to May 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value May 31, 2017	Expenses Paid During Period
Actual	- %-B	$1,000.00	$1,030.00	$--C
Hypothetical-D		$1,000.00	$1,024.93	$--E

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Amount represents less than .005%.

 C Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 85/365 (to reflect the period March 8, 2017 to May 31, 2017).

 D 5% return per year before expenses

 E Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Mid Cap Growth Fund

On January 18, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively to retirement plans offered through certain Fidelity fee-based programs. The Board considered that while the fund does not pay a management fee, FMR is indirectly compensated for its services out of the program fee. The Board noted that FMR pays all operating expenses, with certain limited exceptions, on behalf of the fund. Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted, however, that because the fund pays no advisory fees and FMR bears most expenses of the fund, economies of scale cannot be realized by the fund.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

ZDG-SANN-0717
1.9881578.100

Fidelity® Series Growth Company Fund Fidelity® Series Growth Company Fund Class F Semi-Annual Report May 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
NVIDIA Corp.	7.8	7.7
Apple, Inc.	5.7	4.8
Amazon.com, Inc.	4.8	4.6
Alphabet, Inc. Class A	3.9	3.9
Facebook, Inc. Class A	3.2	3.0
Salesforce.com, Inc.	3.0	3.0
adidas AG	2.7	2.2
Microsoft Corp.	2.1	2.2
Alphabet, Inc. Class C	2.1	1.9
Tesla, Inc.	1.9	0.7
	37.2

Top Five Market Sectors as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	43.0	40.5
Consumer Discretionary	21.6	20.0
Health Care	16.6	18.6
Industrials	6.5	6.9
Consumer Staples	5.9	6.1

Asset Allocation (% of fund's net assets)

As of May 31, 2017 *
Stocks	98.3%
Convertible Securities	1.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 11.7%

As of November 30, 2016 *
Stocks	97.9%
Convertible Securities	1.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Foreign investments - 9.1%

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 21.5%
Auto Components - 0.0%
Adient PLC	13,499	$925,086
Automobiles - 1.9%
Tesla, Inc. (a)	620,100	211,460,301
Hotels, Restaurants & Leisure - 2.7%
China Lodging Group Ltd. ADR (a)	118,600	9,061,040
Chipotle Mexican Grill, Inc. (a)	52,600	25,108,610
Dave & Buster's Entertainment, Inc. (a)	129,200	8,617,640
Del Taco Restaurants, Inc. (a)	333,200	4,274,956
Domino's Pizza, Inc.	45,898	9,717,525
Dunkin' Brands Group, Inc.	73,300	4,288,783
Hyatt Hotels Corp. Class A (a)	49,700	2,867,690
Las Vegas Sands Corp.	251,300	14,859,369
Marriott International, Inc. Class A	37,100	3,993,815
McDonald's Corp.	400,400	60,416,356
Papa John's International, Inc.	241,100	19,425,427
Shake Shack, Inc. Class A (a)(b)	208,900	7,733,478
Starbucks Corp.	1,279,900	81,414,439
U.S. Foods Holding Corp.	158,300	4,742,668
Wingstop, Inc.	14,700	419,097
Yum China Holdings, Inc.	709,900	27,267,259
Yum! Brands, Inc.	341,600	24,813,824
		309,021,976
Household Durables - 0.0%
Newell Brands, Inc.	68,898	3,648,149
Sony Corp. sponsored ADR	40,000	1,464,800
		5,112,949
Internet & Direct Marketing Retail - 8.4%
Amazon.com, Inc. (a)	551,099	548,134,087
Ctrip.com International Ltd. ADR (a)	443,900	24,259,135
Etsy, Inc. (a)(b)	56,500	757,665
Expedia, Inc.	217,300	31,243,394
Groupon, Inc. (a)	2,970,000	8,939,700
JD.com, Inc. sponsored ADR (a)	1,781,100	71,297,433
Netflix, Inc. (a)	621,100	101,282,777
Priceline Group, Inc. (a)	36,700	68,889,203
The Honest Co., Inc. (a)(c)	9,496	273,960
TripAdvisor, Inc. (a)	31,100	1,197,661
Vipshop Holdings Ltd. ADR (a)	3,297,400	40,788,838
Wayfair LLC Class A (a)(b)	865,625	54,491,094
		951,554,947
Leisure Products - 0.1%
Callaway Golf Co.	614,900	7,833,826
NJOY, Inc. (a)(c)	881,087	9
		7,833,835
Media - 1.6%
Comcast Corp. Class A	2,844,300	118,578,867
Liberty Media Corp. Liberty Media Class C (a)(b)	161,500	5,377,950
Lions Gate Entertainment Corp.:
Class A (b)	36,300	983,730
Class B (a)	27,000	682,830
The Walt Disney Co.	502,200	54,207,468
Turn, Inc. (Escrow) (c)	205,882	148,235
Twenty-First Century Fox, Inc. Class A	108,600	2,945,232
		182,924,312
Multiline Retail - 0.2%
Dollar General Corp.	55,800	4,095,162
Dollar Tree, Inc. (a)	269,900	20,971,230
Target Corp.	15,100	832,765
		25,899,157
Specialty Retail - 1.4%
CarMax, Inc. (a)(b)	55,148	3,464,949
DavidsTea, Inc. (a)(b)	246,400	1,515,360
Home Depot, Inc.	630,600	96,803,406
L Brands, Inc.	72,000	3,715,200
Lowe's Companies, Inc.	110,900	8,735,593
RH (a)	568,844	31,917,837
TJX Companies, Inc.	104,600	7,866,966
		154,019,311
Textiles, Apparel & Luxury Goods - 5.2%
adidas AG	1,586,643	303,446,008
Aritzia LP	44,500	504,016
Kering SA	54,000	17,858,569
lululemon athletica, Inc. (a)	2,473,283	119,385,370
LVMH Moet Hennessy - Louis Vuitton SA	42,784	10,935,682
NIKE, Inc. Class B	859,100	45,523,709
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,775,700	70,835,864
Tory Burch LLC (a)(c)(d)	248,840	12,170,764
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	92,500	1,772,300
Class C (non-vtg.)	320,559	5,715,567
VF Corp.	128,100	6,891,780
		595,039,629

TOTAL CONSUMER DISCRETIONARY		2,443,791,503

CONSUMER STAPLES - 5.9%
Beverages - 2.2%
Constellation Brands, Inc. Class A (sub. vtg.)	98,400	17,982,600
Dr. Pepper Snapple Group, Inc.	53,300	4,946,773
Monster Beverage Corp. (a)	2,178,900	110,165,184
PepsiCo, Inc.	306,600	35,832,342
The Coca-Cola Co.	1,739,000	79,072,330
		247,999,229
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	360,700	65,081,101
CVS Health Corp.	62,400	4,794,192
Drogasil SA (a)	832,300	18,518,704
Kroger Co.	76,100	2,266,258
Sprouts Farmers Market LLC (a)	128,000	3,066,880
Walgreens Boots Alliance, Inc.	182,700	14,802,354
Whole Foods Market, Inc.	252,600	8,838,474
		117,367,963
Food Products - 0.4%
Campbell Soup Co.	38,300	2,207,995
General Mills, Inc.	49,300	2,797,282
Kellogg Co.	33,100	2,369,960
Lamb Weston Holdings, Inc.	131,400	6,098,274
Mondelez International, Inc.	183,000	8,525,970
The Hain Celestial Group, Inc. (a)	92,900	3,244,997
The Hershey Co.	79,800	9,198,546
The Kraft Heinz Co.	139,900	12,898,780
		47,341,804
Household Products - 0.3%
Church & Dwight Co., Inc.	251,500	12,992,490
Colgate-Palmolive Co.	131,600	10,048,976
Kimberly-Clark Corp.	74,500	9,664,885
Procter & Gamble Co.	48,000	4,228,320
		36,934,671
Personal Products - 0.9%
Coty, Inc. Class A	2,448,500	46,374,590
elf Beauty, Inc.	59,200	1,448,624
Herbalife Ltd. (a)	479,400	34,411,332
Unilever NV (Certificaten Van Aandelen) (Bearer)	286,700	16,331,763
		98,566,309
Tobacco - 1.0%
Altria Group, Inc.	848,800	64,033,472
British American Tobacco PLC sponsored ADR	175,700	12,671,484
Philip Morris International, Inc.	339,000	40,612,200
		117,317,156

TOTAL CONSUMER STAPLES		665,527,132

ENERGY - 1.5%
Energy Equipment & Services - 0.4%
Baker Hughes, Inc.	487,600	26,891,140
Halliburton Co.	55,400	2,503,526
U.S. Silica Holdings, Inc.	286,900	10,902,200
		40,296,866
Oil, Gas & Consumable Fuels - 1.1%
Anadarko Petroleum Corp.	136,600	6,902,398
Cabot Oil & Gas Corp.	382,000	8,476,580
Concho Resources, Inc. (a)	131,200	16,633,536
Continental Resources, Inc. (a)	183,900	6,914,640
EOG Resources, Inc.	399,600	36,087,876
Hess Corp.	28,800	1,321,632
Noble Energy, Inc.	321,600	9,226,704
PDC Energy, Inc. (a)	145,638	7,232,383
Pioneer Natural Resources Co.	139,193	23,225,744
Reliance Industries Ltd. (a)	363,548	7,555,554
Valero Energy Corp.	64,600	3,970,962
		127,548,009

TOTAL ENERGY		167,844,875

FINANCIALS - 2.4%
Banks - 1.0%
Bank of America Corp.	340,300	7,626,123
Citigroup, Inc.	158,500	9,595,590
HDFC Bank Ltd. sponsored ADR	436,711	38,343,226
JPMorgan Chase & Co.	529,600	43,506,640
Signature Bank (a)	19,500	2,788,890
Wells Fargo & Co.	239,800	12,263,372
		114,123,841
Capital Markets - 1.3%
BlackRock, Inc. Class A	137,600	56,311,424
BM&F BOVESPA SA	1,718,700	9,783,357
Charles Schwab Corp.	2,077,700	80,510,875
RPI International Holdings LP (a)(c)	35,220	4,765,442
		151,371,098
Consumer Finance - 0.1%
American Express Co.	69,200	5,324,248
Discover Financial Services	42,758	2,509,895
		7,834,143
Diversified Financial Services - 0.0%
Alteryx, Inc. (b)	43,800	826,068
Bioverativ, Inc.	43,950	2,421,206
		3,247,274

TOTAL FINANCIALS		276,576,356

HEALTH CARE - 16.1%
Biotechnology - 12.5%
AbbVie, Inc. (e)	176,584	11,658,076
AbbVie, Inc.	280,500	18,518,610
ACADIA Pharmaceuticals, Inc. (a)	1,556,374	40,014,376
Adaptimmune Therapeutics PLC sponsored ADR (a)	90,400	477,312
Adverum Biotechnologies, Inc. (a)	256,500	654,075
Agios Pharmaceuticals, Inc. (a)(b)	645,428	30,122,125
Alder Biopharmaceuticals, Inc. (a)	115,800	1,783,320
Alexion Pharmaceuticals, Inc. (a)	453,800	44,486,014
Alkermes PLC (a)	2,800,559	161,760,288
Alnylam Pharmaceuticals, Inc. (a)	1,369,814	89,668,024
Amgen, Inc.	511,600	79,420,784
Array BioPharma, Inc. (a)	1,761,400	13,351,412
aTyr Pharma, Inc. (a)	166,974	542,666
BeiGene Ltd. ADR (a)(b)	534,083	19,627,550
Biogen, Inc. (a)	105,800	26,214,066
bluebird bio, Inc. (a)(b)	731,281	55,102,023
Celgene Corp. (a)	318,200	36,405,262
Celldex Therapeutics, Inc. (a)(b)	787,043	2,227,332
Cellectis SA sponsored ADR (a)	240,800	5,733,448
Chimerix, Inc. (a)	749,031	3,355,659
Clovis Oncology, Inc. (a)	11,800	609,588
Coherus BioSciences, Inc. (a)	749,092	14,794,567
CytomX Therapeutics, Inc. (a)	209,138	2,946,754
CytomX Therapeutics, Inc. (a)(e)	207,739	2,927,043
Dicerna Pharmaceuticals, Inc. (a)	244,428	757,727
Editas Medicine, Inc. (a)	324,862	4,437,615
Exelixis, Inc. (a)	4,888,084	91,456,052
Fate Therapeutics, Inc. (a)	217,473	732,884
Five Prime Therapeutics, Inc. (a)	386,600	10,921,450
Galapagos Genomics NV sponsored ADR (a)	361,600	29,770,528
Genocea Biosciences, Inc. (a)	148,100	903,410
Gilead Sciences, Inc.	549,700	35,670,033
Global Blood Therapeutics, Inc. (a)	325,300	8,783,100
Heron Therapeutics, Inc. (a)	531,851	7,126,803
Intellia Therapeutics, Inc. (a)	367,538	4,211,985
Intercept Pharmaceuticals, Inc. (a)	58,400	6,534,960
Intrexon Corp. (a)(b)	147,400	3,142,568
Ionis Pharmaceuticals, Inc. (a)	2,331,682	106,767,719
Ironwood Pharmaceuticals, Inc. Class A (a)	1,606,756	28,455,649
Jounce Therapeutics, Inc.	151,600	3,069,900
Lexicon Pharmaceuticals, Inc. (a)	2,090,977	28,960,031
Macrogenics, Inc. (a)	83,900	1,489,225
Merrimack Pharmaceuticals, Inc. (b)	1,977,200	3,588,618
Momenta Pharmaceuticals, Inc. (a)	1,623,795	23,545,028
Opko Health, Inc. (a)(b)	24,174	148,428
Protagonist Therapeutics, Inc.	143,700	1,605,129
Prothena Corp. PLC (a)	650,260	33,169,763
Regeneron Pharmaceuticals, Inc. (a)	306,500	140,701,890
Regulus Therapeutics, Inc. (a)	928,940	1,300,516
Rigel Pharmaceuticals, Inc. (a)	3,053,812	6,993,229
Sage Therapeutics, Inc. (a)	544,534	35,999,143
Seattle Genetics, Inc. (a)	913,117	58,421,226
Seres Therapeutics, Inc. (a)	395,592	3,607,799
Seres Therapeutics, Inc. (a)(e)	142,139	1,296,308
Spark Therapeutics, Inc. (a)	112,545	5,731,917
Syros Pharmaceuticals, Inc.	237,860	3,805,760
Syros Pharmaceuticals, Inc. (e)	301,001	4,816,016
TESARO, Inc. (a)	139,000	20,754,090
Ultragenyx Pharmaceutical, Inc. (a)	236,100	12,713,985
Versartis, Inc. (a)	157,933	2,424,272
Vertex Pharmaceuticals, Inc. (a)	90,900	11,235,240
Xencor, Inc. (a)	135,260	2,772,830
		1,410,223,200
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	193,121	8,817,905
Align Technology, Inc. (a)	40,534	5,885,537
Danaher Corp.	409,200	34,757,448
DexCom, Inc. (a)	145,700	9,738,588
Entellus Medical, Inc. (a)(b)	44,100	587,853
Genmark Diagnostics, Inc. (a)	436,900	5,653,486
Insulet Corp. (a)	603,230	25,317,563
Intuitive Surgical, Inc. (a)	39,907	36,502,135
Novocure Ltd. (a)(b)	499,100	6,263,705
Novocure Ltd. (a)(e)	149,451	1,875,610
Penumbra, Inc. (a)(b)	396,377	32,839,834
Presbia PLC (a)	443,695	1,215,724
		169,455,388
Health Care Providers & Services - 0.5%
Humana, Inc.	12,900	2,996,154
McKesson Corp.	32,200	5,251,498
UnitedHealth Group, Inc.	245,900	43,076,762
		51,324,414
Health Care Technology - 0.3%
athenahealth, Inc. (a)	232,800	31,190,544
Castlight Health, Inc. Class B (a)(b)	787,800	2,757,300
Cerner Corp. (a)	38,700	2,529,045
		36,476,889
Life Sciences Tools & Services - 0.0%
Illumina, Inc. (a)	16,462	2,919,700
Pharmaceuticals - 1.3%
Adimab LLC (a)(c)(d)	762,787	18,856,095
Avexis, Inc. (a)	364,400	25,781,300
Bristol-Myers Squibb Co.	538,400	29,046,680
Castle Creek Pharmaceuticals, LLC Class A-2 unit (c)(d)(f)	13,511	4,458,630
Endocyte, Inc. (a)(b)	452,200	1,153,110
Intra-Cellular Therapies, Inc. (a)(b)	986,698	10,113,655
Jazz Pharmaceuticals PLC (a)	125,000	18,195,000
Kolltan Pharmaceuticals, Inc. rights	1,692,030	270,725
Mylan N.V. (a)	30,900	1,204,482
Stemcentrx, Inc. rights 12/31/21	568,100	1,607,723
Teva Pharmaceutical Industries Ltd. sponsored ADR	60,800	1,693,888
The Medicines Company (a)(b)	748,123	29,752,852
Theravance Biopharma, Inc. (a)	219,415	8,008,648
		150,142,788

TOTAL HEALTH CARE		1,820,542,379

INDUSTRIALS - 6.3%
Aerospace & Defense - 1.0%
Lockheed Martin Corp.	152,300	42,816,099
Northrop Grumman Corp.	20,300	5,262,166
Space Exploration Technologies Corp. Class A (a)(c)	137,569	14,444,745
The Boeing Co.	171,700	32,216,071
United Technologies Corp.	115,600	14,019,968
		108,759,049
Air Freight & Logistics - 0.3%
FedEx Corp.	28,300	5,485,672
United Parcel Service, Inc. Class B	314,600	33,338,162
		38,823,834
Airlines - 2.2%
Allegiant Travel Co.	64,900	8,891,300
Azul SA sponsored ADR	168,800	3,723,728
Delta Air Lines, Inc.	294,700	14,478,611
InterGlobe Aviation Ltd.	187,752	3,221,558
JetBlue Airways Corp. (a)	2,446,000	54,839,320
Ryanair Holdings PLC sponsored ADR (a)	149,510	15,958,697
Southwest Airlines Co.	786,500	47,260,785
Spirit Airlines, Inc. (a)	523,800	27,813,780
United Continental Holdings, Inc. (a)	548,700	43,714,929
Wheels Up Partners Holdings LLC Series B (a)(c)(d)	1,843,115	4,994,842
Wizz Air Holdings PLC (a)	938,442	27,556,200
		252,453,750
Electrical Equipment - 0.3%
AMETEK, Inc.	19,000	1,159,380
Eaton Corp. PLC	138,100	10,686,178
Emerson Electric Co.	122,300	7,230,376
Fortive Corp.	206,700	12,908,415
		31,984,349
Industrial Conglomerates - 0.9%
3M Co.	263,300	53,836,951
Honeywell International, Inc.	342,800	45,588,972
		99,425,923
Machinery - 1.2%
Aumann AG	49,300	3,511,165
Caterpillar, Inc.	696,900	73,474,167
Cummins, Inc.	82,300	12,978,710
Deere & Co.	105,300	12,895,038
Illinois Tool Works, Inc.	96,500	13,627,730
Rational AG	708	382,077
Wabtec Corp. (b)	64,400	5,264,700
Xylem, Inc.	207,600	10,824,264
		132,957,851
Road & Rail - 0.3%
Union Pacific Corp.	358,100	39,498,430
Trading Companies & Distributors - 0.1%
Univar, Inc. (a)	318,000	9,673,560

TOTAL INDUSTRIALS		713,576,746

INFORMATION TECHNOLOGY - 42.3%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	17,900	2,638,102
Infinera Corp. (a)	3,582,294	34,819,898
Palo Alto Networks, Inc. (a)	25,400	3,012,186
		40,470,186
Electronic Equipment & Components - 0.2%
IPG Photonics Corp. (a)	33,100	4,602,224
TE Connectivity Ltd.	34,400	2,712,440
Trimble, Inc. (a)	458,600	16,527,944
		23,842,608
Internet Software & Services - 11.3%
Actua Corp. (a)	829,918	11,618,852
Alibaba Group Holding Ltd. sponsored ADR (a)	372,200	45,579,612
Alphabet, Inc.:
Class A (a)	446,970	441,199,617
Class C (a)	244,456	235,865,816
Apptio, Inc. Class A	129,300	2,136,036
Baidu.com, Inc. sponsored ADR (a)	5,400	1,004,940
Cloudera, Inc.	113,172	2,113,487
Criteo SA sponsored ADR (a)	129,660	6,798,074
eBay, Inc. (a)	259,200	8,890,560
Facebook, Inc. Class A (a)	2,367,258	358,544,897
GoDaddy, Inc. (a)	120,600	4,961,484
NAVER Corp.	2,635	1,988,875
New Relic, Inc. (a)(b)	165,446	7,225,027
Nutanix, Inc.:
Class A (a)(b)	352,400	6,572,260
Class B (e)	274,751	5,124,106
Okta, Inc.	27,700	722,970
Shopify, Inc. Class A (a)	1,152,849	105,900,708
Tencent Holdings Ltd.	213,000	7,320,250
Twitter, Inc. (a)	14,790	270,953
Wix.com Ltd. (a)	275,807	20,326,976
		1,274,165,500
IT Services - 3.0%
Cognizant Technology Solutions Corp. Class A	315,700	21,123,487
IBM Corp.	77,100	11,767,773
MasterCard, Inc. Class A	762,400	93,683,712
PayPal Holdings, Inc. (a)	1,564,200	81,666,882
Square, Inc. (a)	257,382	5,917,212
Visa, Inc. Class A	1,350,200	128,579,546
		342,738,612
Semiconductors & Semiconductor Equipment - 11.3%
Advanced Micro Devices, Inc. (a)(b)	2,303,800	25,779,522
Applied Materials, Inc.	102,200	4,688,936
ASML Holding NV	128,000	16,894,720
Broadcom Ltd.	189,936	45,485,873
Cavium, Inc. (a)	818,300	59,711,351
Cirrus Logic, Inc. (a)	716,300	47,239,985
Cree, Inc. (a)	378,566	9,026,906
Cypress Semiconductor Corp.	203,800	2,851,162
Inphi Corp. (a)(b)	120,700	4,789,376
Intel Corp.	24,300	877,473
KLA-Tencor Corp.	77,900	8,101,600
M/A-COM Technology Solutions Holdings, Inc. (a)	249,021	15,182,810
Micron Technology, Inc. (a)	282,100	8,680,217
NVIDIA Corp.	6,121,400	883,624,084
NXP Semiconductors NV (a)	67,900	7,462,210
Qorvo, Inc. (a)	73,200	5,705,940
Rambus, Inc. (a)	49,100	581,344
Silicon Laboratories, Inc. (a)	931,881	69,704,699
Skyworks Solutions, Inc.	38,678	4,116,500
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	394,500	13,949,520
Texas Instruments, Inc.	579,100	47,769,959
		1,282,224,187
Software - 10.2%
Activision Blizzard, Inc.	2,664,400	156,080,552
Adobe Systems, Inc. (a)	540,100	76,618,586
Appirio, Inc. (Escrow) (c)	100,642	26,402
Atlassian Corp. PLC (a)	166,800	5,964,768
Autodesk, Inc. (a)	247,200	27,629,544
CyberArk Software Ltd. (a)	212,500	10,414,625
Electronic Arts, Inc. (a)	645,500	73,154,515
HubSpot, Inc. (a)	513,200	37,001,720
Intuit, Inc.	147,400	20,730,336
Microsoft Corp.	3,378,192	235,932,929
Oracle Corp.	313,500	14,229,765
Paylocity Holding Corp. (a)	61,500	2,881,275
Proofpoint, Inc. (a)(b)	115,500	9,933,000
Red Hat, Inc. (a)	1,143,200	102,396,424
Salesforce.com, Inc. (a)	3,756,542	336,736,425
Snap, Inc.:
Class A (a)(b)	574,679	12,188,942
Class A	545,559	10,992,741
Class B	545,559	10,992,741
Zendesk, Inc. (a)	553,600	14,382,528
		1,158,287,818
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	4,200,165	641,617,205
NetApp, Inc.	98,600	3,992,314
Pure Storage, Inc. Class A (a)(b)	1,043,178	13,498,723
Samsung Electronics Co. Ltd.	4,799	9,580,725
Western Digital Corp.	29,320	2,640,559
		671,329,526

TOTAL INFORMATION TECHNOLOGY		4,793,058,437

MATERIALS - 1.4%
Chemicals - 1.4%
CF Industries Holdings, Inc.	333,500	8,971,150
E.I. du Pont de Nemours & Co.	390,400	30,810,368
LyondellBasell Industries NV Class A	41,300	3,325,476
Monsanto Co.	252,691	29,670,977
Praxair, Inc.	57,400	7,593,446
The Dow Chemical Co.	574,900	35,620,804
The Mosaic Co.	85,600	1,937,128
The Scotts Miracle-Gro Co. Class A	425,621	36,863,035
		154,792,384
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	206,000	27,025,140
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	309,500	14,435,080
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (a)	854,400	57,603,648

TOTAL TELECOMMUNICATION SERVICES		72,038,728

TOTAL COMMON STOCKS
(Cost $6,829,094,885)		11,134,773,680

Preferred Stocks - 1.6%
Convertible Preferred Stocks - 1.5%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
MOD Super Fast Pizza Holdings LLC Series 3 Preferred (c)(d)	16,248	2,260,747
Household Durables - 0.0%
Roku, Inc.:
Series G, 8.00% (a)(c)	661,380	1,190,484
Series H (a)(c)	228,870	411,966
		1,602,450
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc.:
Series C (a)(c)	22,157	696,838
Series D (a)(c)	19,064	633,497
		1,330,335
Leisure Products - 0.1%
Peloton Interactive, Inc. Series E (c)	194,028	4,202,996
TOTAL CONSUMER DISCRETIONARY		9,396,528
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Blue Apron Holdings, Inc. Series D (a)(c)	195,094	3,025,908
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Neon Therapeutics, Inc. Series B (c)	921,285	2,588,811
UNITY Biotechnology, Inc. Series B (c)	645,485	2,388,295
		4,977,106
HEALTH CARE - 0.5%
Biotechnology - 0.4%
10X Genomics, Inc. Series C (a)(c)	715,467	3,204,004
Immunocore Ltd. Series A (a)(c)	18,504	5,123,772
Intarcia Therapeutics, Inc. Series EE (c)	116,544	6,992,640
Moderna Therapeutics, Inc.:
Series B (c)	171,343	993,789
Series C (c)	111,846	648,707
Series E (c)	1,403,070	8,137,806
Series F (c)	1,538,270	8,921,966
RaNA Therapeutics LLC:
Series B (a)(c)	1,211,240	2,870,639
Series C (c)	566,997	1,343,783
Sienna Biopharmaceuticals, Inc. Series B (c)	910,486	1,897,999
		40,135,105
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (a)(c)	783,663	5,054,626
Health Care Technology - 0.0%
Codiak Biosciences, Inc.:
Series A (a)(c)	163,914	432,733
Series B (a)(c)	532,720	1,406,381
		1,839,114
Pharmaceuticals - 0.0%
OptiNose U.S., Inc. Series D (c)	104,500	3,432,825
TOTAL HEALTH CARE		50,461,670
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(c)	53,937	5,663,385
Commercial Services & Supplies - 0.0%
Domo, Inc. Series D (a)(c)	613,084	5,169,279
Professional Services - 0.1%
YourPeople, Inc. Series C (c)	1,527,000	13,910,970
TOTAL INDUSTRIALS		24,743,634
INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.5%
Jet.Com, Inc. Series B1 (Escrow) (a)(c)	2,105,094	691,418
Starry, Inc. Series B (c)	2,961,147	1,601,981
Uber Technologies, Inc.:
Series D, 8.00% (a)(c)	1,095,852	53,447,144
Series E, 8.00% (a)(c)	51,852	2,528,938
		58,269,481
IT Services - 0.1%
AppNexus, Inc. Series E (a)(c)	209,665	6,992,328
Software - 0.1%
Appirio, Inc. Series E (Escrow) (c)	704,496	179,055
Cloudflare, Inc. Series D 8.00% (a)(c)	344,325	2,286,318
Dataminr, Inc. Series D (a)(c)	442,241	3,555,618
Outset Medical, Inc. Series C (c)	382,862	992,187
Taboola.Com Ltd. Series E (a)(c)	331,426	5,107,275
		12,120,453
TOTAL INFORMATION TECHNOLOGY		77,382,262
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (c)	202,849	933,105

TOTAL CONVERTIBLE PREFERRED STOCKS		170,920,213

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA	548,100	6,021,402
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Yumanity Holdings LLC Class A (a)(c)	130,754	1,219,935

TOTAL NONCONVERTIBLE PREFERRED STOCKS		7,241,337

TOTAL PREFERRED STOCKS
(Cost $144,771,875)		178,161,550
	Principal Amount	Value

Convertible Bonds - 0.0%
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Blue Apron Holdings, Inc. 3.5% 5/3/19(c)
(Cost $4,133,000)	4,133,000	4,133,000
	Shares	Value

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 0.86% (g)	32,785,091	32,791,648
Fidelity Securities Lending Cash Central Fund 0.87% (g)(h)	142,498,379	142,512,629
TOTAL MONEY MARKET FUNDS
(Cost $175,297,874)		175,304,277
TOTAL INVESTMENT PORTFOLIO - 101.3%
(Cost $7,153,297,634)		11,492,372,507
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(148,015,851)
NET ASSETS - 100%		$11,344,356,656

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $236,412,272 or 2.1% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,697,159 or 0.2% of net assets.

 (f) Investment represents common shares and preferred shares.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
10X Genomics, Inc. Series C	2/23/16 - 4/3/17	$3,204,004
Adimab LLC	9/17/14 - 6/5/15	$11,583,995
Altiostar Networks, Inc. Series A1	1/10/17	$933,105
Appirio, Inc. (Escrow)	11/24/16	$26,403
Appirio, Inc. Series E (Escrow)	11/24/16	$179,056
AppNexus, Inc. Series E	8/1/14	$4,200,051
Blue Apron Holdings, Inc. Series D	5/18/15	$2,599,998
Blue Apron Holdings, Inc. 3.5% 5/3/19	5/3/17	$4,133,000
Castle Creek Pharmaceuticals, LLC Class A-2 unit	9/29/16	$4,458,630
Cloudflare, Inc. Series D 8.00%	11/5/14	$2,109,163
Codiak Biosciences, Inc. Series A	11/12/15	$163,914
Codiak Biosciences, Inc. Series B	11/12/15	$1,598,160
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$5,638,573
Domo, Inc. Series D	1/24/14	$2,533,999
Immunocore Ltd. Series A	7/27/15	$3,482,067
Intarcia Therapeutics, Inc. Series EE	9/2/16	$6,992,640
Jet.Com, Inc. Series B1 (Escrow)	9/19/16	$691,418
MOD Super Fast Pizza Holdings LLC Series 3 Preferred	11/3/16	$2,225,976
Moderna Therapeutics, Inc. Series B	4/13/17	$993,789
Moderna Therapeutics, Inc. Series C	4/13/17	$649,825
Moderna Therapeutics, Inc. Series E	12/18/14	$10,570,104
Moderna Therapeutics, Inc. Series F	8/10/16	$11,588,640
Mulberry Health, Inc. Series A8	1/20/16	$5,293,448
Neon Therapeutics, Inc. Series B	12/28/16	$2,588,811
NJOY, Inc.	2/14/14	$1,528,156
OptiNose U.S., Inc. Series D	3/24/17	$3,432,825
Outset Medical, Inc. Series C	4/19/17	$992,187
Peloton Interactive, Inc. Series E	3/31/17	$4,202,996
RaNA Therapeutics LLC Series B	7/17/15	$1,308,139
RaNA Therapeutics LLC Series C	12/22/16	$1,122,654
Roku, Inc. Series G, 8.00%	10/1/14	$859,496
Roku, Inc. Series H	11/9/15	$349,919
RPI International Holdings LP	5/21/15 - 3/23/16	$4,390,645
Sienna Biopharma- ceuticals, Inc. Series B	4/12/17	$1,897,999
Space Exploration Technologies Corp. Class A	10/16/15 - 4/6/17	$12,876,729
Space Exploration Technologies Corp. Series G	1/20/15	$4,177,960
Starry, Inc. Series B	12/1/16	$1,601,981
Taboola.Com Ltd. Series E	12/22/14	$3,455,249
The Honest Co., Inc.	8/21/14	$256,936
The Honest Co., Inc. Series C	8/21/14	$599,509
The Honest Co., Inc. Series D	8/3/15	$872,273
Tory Burch LLC	5/14/15	$17,704,966
Turn, Inc. (Escrow)	4/11/17	$148,235
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$17,000,007
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$1,727,583
UNITY Biotechnology, Inc. Series B	10/14/16	$2,652,943
Wheels Up Partners Holdings LLC Series B	9/18/15	$5,235,000
YourPeople, Inc. Series C	5/1/15	$22,753,949
Yumanity Holdings LLC Class A	2/8/16	$883,727

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$103,430
Fidelity Securities Lending Cash Central Fund	743,954
Total	$847,384

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,453,188,031	$2,420,262,853	$10,935,682	$21,989,496
Consumer Staples	668,553,040	649,195,369	16,331,763	3,025,908
Energy	167,844,875	167,844,875	--	--
Financials	287,574,864	277,832,316	--	9,742,548
Health Care	1,872,223,984	1,795,349,206	--	76,874,778
Industrials	738,320,380	694,137,159	--	44,183,221
Information Technology	4,870,440,699	4,761,612,816	31,419,219	77,408,664
Materials	154,792,384	154,792,384	--	--
Real Estate	27,025,140	27,025,140	--	--
Telecommunication Services	72,971,833	72,038,728	--	933,105
Corporate Bonds	4,133,000	--	--	4,133,000
Money Market Funds	175,304,277	175,304,277	--	--
Total Investments in Securities:	$11,492,372,507	$11,195,395,123	$58,686,664	$238,290,720

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$245,459,455

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$235,622,156
Net Realized Gain (Loss) on Investment Securities	(1,208,773)
Net Unrealized Gain (Loss) on Investment Securities	(3,462,726)
Cost of Purchases	27,447,606
Proceeds of Sales	(20,107,543)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$238,290,720
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2017	$(2,775,228)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.3%
Germany	2.7%
Cayman Islands	2.4%
Ireland	2.1%
Others (Individually Less Than 1%)	4.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $137,025,359) — See accompanying schedule: Unaffiliated issuers (cost $6,977,999,760)	$11,317,068,230
Fidelity Central Funds (cost $175,297,874)	175,304,277
Total Investments (cost $7,153,297,634)		$11,492,372,507
Restricted cash		411,817
Foreign currency held at value (cost $64,595)		65,155
Receivable for investments sold		216,359,755
Receivable for fund shares sold		4,295,421
Dividends receivable		7,935,062
Interest receivable		36,538
Distributions receivable from Fidelity Central Funds		176,453
Other receivables		18,695
Total assets		11,721,671,403
Liabilities
Payable to custodian bank	$1,522,505
Payable for investments purchased	19,938,233
Payable for fund shares redeemed	205,505,224
Accrued management fee	6,930,912
Other affiliated payables	658,727
Other payables and accrued expenses	248,738
Collateral on securities loaned	142,510,408
Total liabilities		377,314,747
Net Assets		$11,344,356,656
Net Assets consist of:
Paid in capital		$6,612,169,154
Undistributed net investment income		7,210,586
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		385,974,585
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,339,002,331
Net Assets		$11,344,356,656
Series Growth Company:
Net Asset Value, offering price and redemption price per share ($4,456,486,073 ÷ 282,149,425 shares)		$15.79
Class F:
Net Asset Value, offering price and redemption price per share ($6,887,870,583 ÷ 435,787,314 shares)		$15.81

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2017 (Unaudited)
Investment Income
Dividends		$46,573,581
Interest		37,927
Income from Fidelity Central Funds		847,384
Total income		47,458,892
Expenses
Management fee
Basic fee	$29,687,292
Performance adjustment	4,794,828
Transfer agent fees	3,264,846
Accounting and security lending fees	673,193
Custodian fees and expenses	221,787
Independent trustees' fees and expenses	21,574
Audit	60,936
Legal	21,779
Interest	8,219
Miscellaneous	55,151
Total expenses before reductions	38,809,605
Expense reductions	(144,729)	38,664,876
Net investment income (loss)		8,794,016
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	410,863,110
Fidelity Central Funds	(3,120)
Foreign currency transactions	30,377
Total net realized gain (loss)		410,890,367
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $80,427)	1,558,114,499
Assets and liabilities in foreign currencies	19,024
Total change in net unrealized appreciation (depreciation)		1,558,133,523
Net gain (loss)		1,969,023,890
Net increase (decrease) in net assets resulting from operations		$1,977,817,906

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2017 (Unaudited)	Year ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,794,016	$22,092,010
Net realized gain (loss)	410,890,367	232,071,894
Change in net unrealized appreciation (depreciation)	1,558,133,523	76,323,730
Net increase (decrease) in net assets resulting from operations	1,977,817,906	330,487,634
Distributions to shareholders from net investment income	(21,273,177)	(37,257,434)
Distributions to shareholders from net realized gain	(237,558,300)	–
Total distributions	(258,831,477)	(37,257,434)
Share transactions - net increase (decrease)	(780,776,406)	(1,345,489,350)
Total increase (decrease) in net assets	938,210,023	(1,052,259,150)
Net Assets
Beginning of period	10,406,146,633	11,458,405,783
End of period	$11,344,356,656	$10,406,146,633
Other Information
Undistributed net investment income end of period	$7,210,586	$19,689,747

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Growth Company Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$13.49	$13.08	$12.10	$10.29	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	.01	.03	.02	.01
Net realized and unrealized gain (loss)	2.63	.43	1.04	1.80	.28
Total from investment operations	2.63	.44	1.07	1.82	.29
Distributions from net investment income	(.02)	(.03)	(.02)	(.01)	–
Distributions from net realized gain	(.31)	–	(.07)	–	–
Total distributions	(.33)	(.03)	(.09)	(.01)	–
Net asset value, end of period	$15.79	$13.49	$13.08	$12.10	$10.29
Total ReturnD,E	19.88%	3.38%	8.94%	17.67%	2.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.81%H	.74%	.79%	.74%	.76%H
Expenses net of fee waivers, if any	.81%H	.74%	.79%	.74%	.76%H
Expenses net of all reductions	.80%H	.74%	.79%	.74%	.76%H
Net investment income (loss)	.07%H	.11%	.24%	.22%	.87%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,456,486	$4,032,151	$4,602,479	$4,353,274	$4,063,472
Portfolio turnover rateI	17%H	20%	18%	14%	1%J

 A For the period November 7, 2013 (commencement of operations) to November 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Growth Company Fund Class F

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$13.51	$13.10	$12.11	$10.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.03	.05	.04	.01
Net realized and unrealized gain (loss)	2.63	.43	1.05	1.79	.28
Total from investment operations	2.65	.46	1.10	1.83	.29
Distributions from net investment income	(.04)	(.05)	(.04)	(.01)	–
Distributions from net realized gain	(.31)	–	(.07)	–	–
Total distributions	(.35)	(.05)	(.11)	(.01)	–
Net asset value, end of period	$15.81	$13.51	$13.10	$12.11	$10.29
Total ReturnC,D	20.03%	3.54%	9.20%	17.80%	2.90%
Ratios to Average Net AssetsE,F
Expenses before reductions	.65%G	.58%	.63%	.57%	.57%G
Expenses net of fee waivers, if any	.65%G	.58%	.63%	.57%	.57%G
Expenses net of all reductions	.65%G	.58%	.63%	.57%	.57%G
Net investment income (loss)	.26%G	.27%	.40%	.39%	1.06%G
Supplemental Data
Net assets, end of period (000 omitted)	$6,887,871	$6,373,996	$6,855,927	$6,154,215	$5,239,424
Portfolio turnover rateH	17%G	20%	18%	14%	1%I

 A For the period November 7, 2013 (commencement of operations) to November 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2017

1. Organization.

Fidelity Series Growth Company Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Growth Company and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$ 4,133,000	Market approach	Transaction price	$100.00	Increase
Equities	$ 234,157,720	Market comparable	Enterprise value/Sales multiple (EV/S)	0.7 - 7.7 / 4.5	Increase
			Transaction price	$1.98 - $150.00 / $63.74	Increase
			Price/Earnings multiple (P/E)	10.6	Increase
			Discount rate	8.0% - 45.0% / 21.9%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	9.2	Increase
			Discount for lack of marketability (DLOM)	10.0% - 20.0% / 16.3%	Decrease
			Liquidity preference	$6.75 - $64.62 / $31.34	Increase
			Premium rate	15.0% - 92.0% / 42.2%	Increase
			Proxy discount	12.0%	Decrease
			Proxy premium	19.6% - 46.9% / 23.8%	Increase
		Market approach	Transaction price	$0.54 - $330.00 / $44.00	Increase
			Tender price	$105.00	Increase
		Recovery value	Recovery value	0.0% - 0.7% / 0.4%	Increase
		Discount cash flow	Discount rate	8.0% - 14.4% / 11.6%	Decrease
			Discount for lack of marketability (DLOM)	10.0%	Decrease
			Probability rate	6.3%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2017, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$4,680,018,569
Gross unrealized depreciation	(347,156,204)
Net unrealized appreciation (depreciation) on securities	$4,332,862,365
Tax cost	$7,159,510,142

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $43,152,895 in these Subsidiaries, representing .38% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $904,328,297 and $1,922,217,132, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Series Growth Company as compared to its benchmark index, the Russell 3000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .63% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

The Board and shareholders approved a new management contract, effective June 1, 2017. Under the management contract, the Fund will not pay a management fee. In addition, the investment adviser will pay all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Growth Company. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Series Growth Company	$3,264,846.15

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $35,247 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$27,255,615.84%		$8,219

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $18,119 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $743,954. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $96,895 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $493.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $47,341.

Effective June 1, 2017, the investment adviser will contractually reimburse expenses of each class to the extent annual operating expenses exceed .014% of class level average net assets. Fees and expenses of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses will be excluded from this reimbursement.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2017	Year ended November 30, 2016
From net investment income
Series Growth Company	$4,446,809	$10,558,686
Class F	16,826,368	26,698,748
Total	$21,273,177	$37,257,434
From net realized gain
Series Growth Company	$92,197,173	$–
Class F	145,361,127	–
Total	$237,558,300	$–

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2017	Year ended November 30, 2016	Six months ended May 31, 2017	Year ended November 30, 2016
Series Growth Company
Shares sold	1,141,107	2,063,132	$17,091,133	$25,665,235
Reinvestment of distributions	7,164,120	832,704	96,643,982	10,558,686
Shares redeemed	(24,979,892)	(56,027,944)	(368,059,075)	(714,389,986)
Net increase (decrease)	(16,674,665)	(53,132,108)	$(254,323,960)	$(678,166,065)
Class F
Shares sold	1,775,457	13,758,094	$26,134,629	$169,447,726
Reinvestment of distributions	12,022,794	2,107,241	162,187,495	26,698,748
Shares redeemed	(49,715,034)	(67,666,109)	(714,774,570)	(863,469,759)
Net increase (decrease)	(35,916,783)	(51,800,774)	$(526,452,446)	$(667,323,285)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser of its affiliates were the owners of record of all the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 to May 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period-B December 1, 2016 to May 31, 2017
Series Growth Company	.81%
Actual		$1,000.00	$1,198.80	$4.44**
Hypothetical-C		$1,000.00	$1,020.89	$4.08**
Class F	.65%
Actual		$1,000.00	$1,200.30	$3.57**
Hypothetical-C		$1,000.00	$1,021.69	$3.28**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

** If fees and changes to the class level expense contract and/ or expense cap, effective June 1, 2017, had been in effect during the current period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:

	Annualized Expense Ratio-(a)	Expenses Paid
Series Growth Company	.00%
Actual		$.00
Hypothetical-(b)		$.00
Class F	.00%
Actual		$.00
Hypothetical-(b)		$.00

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

XS7-SANN-0717
1.968010.103

Fidelity® New Millennium Fund® Semi-Annual Report May 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Bank of America Corp.	2.9	2.9
Eurofins Scientific SA	2.2	1.7
The Williams Companies, Inc.	2.0	2.3
Cisco Systems, Inc.	1.8	2.2
Chevron Corp.	1.7	1.9
UnitedHealth Group, Inc.	1.7	1.6
Boston Scientific Corp.	1.6	1.2
Visa, Inc. Class A	1.5	1.5
Apple, Inc.	1.4	1.2
American International Group, Inc.	1.4	1.5
	18.2

Top Five Market Sectors as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.2	19.2
Information Technology	17.9	18.8
Health Care	12.9	9.9
Energy	11.8	15.6
Consumer Discretionary	10.8	9.4

Asset Allocation (% of fund's net assets)

As of May 31, 2017 *
Stocks	93.4%
Bonds	0.2%
Convertible Securities	0.2%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	6.0%

 * Foreign Investments - 16.0%

As of November 30, 2016 *
Stocks	96.5%
Bonds	0.1%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	3.2%

 * Foreign investments - 13.4%

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.6%
Auto Components - 0.4%
Magna International, Inc. Class A (sub. vtg.)	274,500	$12,288
Automobiles - 0.9%
Fiat Chrysler Automobiles NV (a)	1,444,600	15,269
Tesla, Inc. (a)	40,900	13,947
		29,216
Distributors - 0.6%
Pool Corp.	160,400	19,108
Hotels, Restaurants & Leisure - 2.6%
ARAMARK Holdings Corp.	1,094,000	40,762
Noodles & Co. (a)(b)	1,142,458	5,541
U.S. Foods Holding Corp.	732,600	21,949
Whitbread PLC	227,498	12,578
		80,830
Household Durables - 1.4%
D.R. Horton, Inc.	550,700	18,002
NVR, Inc. (a)	3,800	8,673
Toll Brothers, Inc.	474,813	17,525
		44,200
Internet & Direct Marketing Retail - 0.9%
Priceline Group, Inc. (a)	16,000	30,033
Leisure Products - 0.1%
New Academy Holding Co. LLC unit (a)(c)(d)	66,000	2,515
Media - 0.5%
Charter Communications, Inc. Class A (a)	24,200	8,362
WME Entertainment Parent, LLC Class A (d)(e)	3,633,767	8,212
		16,574
Specialty Retail - 2.2%
AutoZone, Inc. (a)	20,800	12,603
Citi Trends, Inc.	482,366	8,803
Tiffany & Co., Inc.	330,000	28,697
TJX Companies, Inc.	265,000	19,931
		70,034
Textiles, Apparel & Luxury Goods - 1.0%
Brunello Cucinelli SpA (b)	822,600	21,217
Hermes International SCA	22,100	10,922
		32,139

TOTAL CONSUMER DISCRETIONARY		336,937

CONSUMER STAPLES - 4.7%
Beverages - 0.8%
Molson Coors Brewing Co. Class B	278,000	26,352
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	155,900	28,129
Kroger Co.	942,400	28,065
		56,194
Food Products - 1.7%
Amira Nature Foods Ltd. (a)(b)	1,082,352	5,379
Amplify Snack Brands, Inc. (a)(b)	1,451,072	13,277
Associated British Foods PLC	311,700	12,032
Greencore Group PLC	2,384,461	7,420
The Hershey Co.	121,131	13,963
		52,071
Personal Products - 0.4%
Coty, Inc. Class A	669,500	12,680

TOTAL CONSUMER STAPLES		147,297

ENERGY - 11.4%
Energy Equipment & Services - 1.5%
Borr Drilling Ltd. (a)	3,068,503	10,895
Oceaneering International, Inc.	585,052	14,264
Odfjell Drilling A/S (a)	5,127,100	12,318
TechnipFMC PLC (a)	325,600	9,426
		46,903
Oil, Gas & Consumable Fuels - 9.9%
Anadarko Petroleum Corp.	540,400	27,306
Cabot Oil & Gas Corp.	711,100	15,779
Chevron Corp.	517,000	53,499
Cimarex Energy Co.	126,300	13,585
ConocoPhillips Co.	990,400	44,261
Denbury Resources, Inc. (a)(b)	2,486,300	3,804
Diamondback Energy, Inc. (a)	215,500	19,990
Energy Transfer Equity LP	416,500	7,097
GasLog Ltd. (b)	759,641	9,837
Golar LNG Ltd. (b)	552,600	12,856
Legacy Reserves LP (a)	771,300	1,558
Southwestern Energy Co. (a)	510,600	3,094
The Williams Companies, Inc.	2,251,900	64,404
Whiting Petroleum Corp. (a)	479,700	3,387
Williams Partners LP	843,900	33,056
		313,513

TOTAL ENERGY		360,416

FINANCIALS - 18.2%
Banks - 7.7%
Bank of America Corp.	4,140,500	92,793
First Republic Bank	206,200	18,991
Metro Bank PLC (a)	158,310	7,547
PNC Financial Services Group, Inc.	288,600	34,257
Regions Financial Corp.	1,990,200	27,544
Republic First Bancorp, Inc. (a)(b)	933,900	8,265
SunTrust Banks, Inc.	424,112	22,635
U.S. Bancorp	621,000	31,603
		243,635
Capital Markets - 1.8%
KKR & Co. LP	1,235,604	22,760
Morgan Stanley	813,300	33,947
		56,707
Insurance - 6.7%
AIA Group Ltd.	2,385,200	16,911
American International Group, Inc.	705,000	44,859
Arch Capital Group Ltd. (a)	308,200	29,972
Chubb Ltd.	309,709	44,347
First American Financial Corp.	559,800	24,362
FNF Group	810,900	34,552
MetLife, Inc.	308,500	15,607
		210,610
Mortgage Real Estate Investment Trusts - 0.1%
KKR Real Estate Finance Trust, Inc.	172,700	3,818
Thrifts & Mortgage Finance - 1.9%
Housing Development Finance Corp. Ltd.	425,968	10,366
MGIC Investment Corp. (a)	1,967,300	20,814
Radian Group, Inc.	1,886,423	30,296
		61,476

TOTAL FINANCIALS		576,246

HEALTH CARE - 12.8%
Health Care Equipment & Supplies - 3.5%
Boston Scientific Corp. (a)	1,857,500	50,208
DexCom, Inc. (a)	120,000	8,021
Intuitive Surgical, Inc. (a)	9,600	8,781
Sartorius Stedim Biotech	102,900	8,096
Teleflex, Inc.	55,800	11,161
The Cooper Companies, Inc.	106,441	23,284
		109,551
Health Care Providers & Services - 3.1%
Amplifon SpA	1,041,550	14,836
Premier, Inc. (a)	239,400	8,264
Teladoc, Inc. (a)(b)	191,300	5,854
UnitedHealth Group, Inc.	301,900	52,887
Universal Health Services, Inc. Class B	154,000	17,504
		99,345
Health Care Technology - 1.2%
Cerner Corp. (a)	231,200	15,109
HealthStream, Inc. (a)	425,610	11,862
Medidata Solutions, Inc. (a)	165,500	11,780
		38,751
Life Sciences Tools & Services - 2.9%
Agilent Technologies, Inc.	377,200	22,760
Eurofins Scientific SA	128,400	68,189
		90,949
Pharmaceuticals - 2.1%
Catalent, Inc. (a)	724,193	25,731
GlaxoSmithKline PLC	1,184,600	25,930
Prestige Brands Holdings, Inc. (a)	300,000	15,114
		66,775

TOTAL HEALTH CARE		405,371

INDUSTRIALS - 10.4%
Aerospace & Defense - 3.3%
General Dynamics Corp.	168,000	34,146
KEYW Holding Corp. (a)(b)	1,870,437	17,227
Northrop Grumman Corp.	70,700	18,327
Space Exploration Technologies Corp. Class A (a)(d)	52,593	5,522
Teledyne Technologies, Inc. (a)	112,800	14,834
TransDigm Group, Inc.	51,200	13,726
		103,782
Air Freight & Logistics - 1.9%
C.H. Robinson Worldwide, Inc.	244,600	16,391
Expeditors International of Washington, Inc.	205,000	10,943
FedEx Corp.	127,600	24,734
Hub Group, Inc. Class A (a)	207,916	7,454
		59,522
Commercial Services & Supplies - 1.0%
KAR Auction Services, Inc.	283,900	12,370
Stericycle, Inc. (a)	125,800	10,287
U.S. Ecology, Inc.	193,056	9,658
		32,315
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc.	281,544	14,759
Electrical Equipment - 0.4%
Melrose Industries PLC	4,653,496	14,345
Machinery - 1.7%
Aumann AG	223,600	15,925
Flowserve Corp.	158,200	7,673
Kennametal, Inc.	219,200	8,433
Pentair PLC	160,200	10,608
Rational AG	21,300	11,495
		54,134
Marine - 0.1%
Goodbulk Ltd. (a)	447,903	4,964
Road & Rail - 0.5%
Genesee & Wyoming, Inc. Class A (a)	227,300	14,888
Trading Companies & Distributors - 1.0%
Rush Enterprises, Inc. Class A (a)	294,100	10,543
United Rentals, Inc. (a)	187,000	20,333
		30,876

TOTAL INDUSTRIALS		329,585

INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 2.1%
Cisco Systems, Inc.	1,773,300	55,912
Juniper Networks, Inc.	392,700	11,518
		67,430
Electronic Equipment & Components - 2.1%
Amphenol Corp. Class A	280,182	20,902
CDW Corp.	226,900	13,655
IPG Photonics Corp. (a)	145,688	20,256
Keysight Technologies, Inc. (a)	290,000	11,206
		66,019
Internet Software & Services - 3.3%
Akamai Technologies, Inc. (a)	261,100	12,311
Alphabet, Inc.:
Class A (a)	15,100	14,905
Class C (a)	17,700	17,078
Endurance International Group Holdings, Inc. (a)	1,110,200	8,382
Facebook, Inc. Class A (a)	161,900	24,521
GoDaddy, Inc. (a)	527,100	21,685
LogMeIn, Inc.	35,623	3,954
		102,836
IT Services - 4.6%
First Data Corp. (a)(f)	1,067,762	18,291
First Data Corp. Class A (a)	1,372,000	23,502
FleetCor Technologies, Inc. (a)	74,400	10,735
Leidos Holdings, Inc.	314,700	17,485
PayPal Holdings, Inc. (a)	557,200	29,091
Visa, Inc. Class A	500,600	47,672
		146,776
Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc.	36,161	3,101
Broadcom Ltd.	106,600	25,529
KLA-Tencor Corp.	196,100	20,394
Maxim Integrated Products, Inc.	244,300	11,678
Xilinx, Inc.	157,800	10,527
		71,229
Software - 2.1%
ANSYS, Inc. (a)	131,500	16,612
Aspen Technology, Inc. (a)	531,000	32,476
Citrix Systems, Inc. (a)	207,300	17,111
Trion World, Inc. (a)(d)	1,062,359	0
Trion World, Inc.:
warrants 8/10/17 (a)(d)	28,722	0
warrants 10/3/18 (a)(d)	42,310	0
		66,199
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	295,100	45,079

TOTAL INFORMATION TECHNOLOGY		565,568

MATERIALS - 2.6%
Chemicals - 1.3%
Albemarle Corp. U.S.	91,500	10,394
Potash Corp. of Saskatchewan, Inc.	514,800	8,502
PPG Industries, Inc.	206,000	21,910
		40,806
Construction Materials - 0.1%
Forterra, Inc.	407,800	2,932
Metals & Mining - 1.2%
Franco-Nevada Corp.	143,800	10,738
Freeport-McMoRan, Inc. (a)	838,200	9,631
Newcrest Mining Ltd.	541,982	8,513
Novagold Resources, Inc. (a)(b)	2,591,580	10,187
		39,069

TOTAL MATERIALS		82,807

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Cousins Properties, Inc.	901,553	7,717
Healthcare Trust of America, Inc.	274,800	8,434
Parkway, Inc.	112,694	2,247
VEREIT, Inc.	471,400	3,898
		22,296
Real Estate Management & Development - 0.4%
Realogy Holdings Corp.	414,300	12,620

TOTAL REAL ESTATE		34,916

UTILITIES - 3.6%
Electric Utilities - 3.6%
Alliant Energy Corp.	409,800	16,994
Duke Energy Corp.	251,600	21,557
Exelon Corp.	454,100	16,488
IDACORP, Inc.	260,800	22,768
OGE Energy Corp.	265,200	9,449
Xcel Energy, Inc.	557,200	26,695
		113,951
TOTAL COMMON STOCKS
(Cost $2,386,324)		2,953,094

Preferred Stocks - 0.3%
Convertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Leisure Products - 0.2%
Peloton Interactive, Inc. Series E (d)	230,821	5,000
Nonconvertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Sartorius AG (non-vtg.)	39,029	3,979
TOTAL PREFERRED STOCKS
(Cost $8,034)		8,979
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.2%
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World, Inc. 12% 10/10/19 pay-in-kind (d)(g)	425	179
Nonconvertible Bonds - 0.2%
ENERGY - 0.2%
Energy Equipment & Services - 0.2%
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)	9,250	4,949
TOTAL CORPORATE BONDS
(Cost $8,858)		5,128
	Shares	Value (000s)

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)
(Cost $5,578)	5,578,436	5,578

Money Market Funds - 6.7%
Fidelity Cash Central Fund, 0.86% (h)	164,726,371	164,759
Fidelity Securities Lending Cash Central Fund 0.87% (h)(i)	46,836,504	46,841
TOTAL MONEY MARKET FUNDS
(Cost $211,597)		211,600
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $2,620,391)		3,184,379
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(21,166)
NET ASSETS - 100%		$3,163,213

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,007,000 or 0.9% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,240,000 or 0.7% of net assets.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
New Academy Holding Co. LLC unit	8/1/11	$6,956
Peloton Interactive, Inc. Series E	3/31/17	$5,000
Space Exploration Technologies Corp. Class A	4/8/16 - 4/6/17	$5,171
Trion World, Inc.	8/22/08 - 3/20/13	$5,798
Trion World, Inc. warrants 8/10/17	8/10/10	$0
Trion World, Inc. warrants 10/3/18	10/10/13	$0
Trion World, Inc. 12% 10/10/19 pay-in-kind	10/10/13 - 4/10/17	$425
Utica Shale Drilling Program (non-operating revenue interest) unit	10/5/16 - 11/4/16	$5,578
WME Entertainment Parent, LLC Class A	8/16/16	$7,349

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$349
Fidelity Securities Lending Cash Central Fund	461
Total	$810

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$341,937	$326,210	$--	$15,727
Consumer Staples	147,297	147,297	--	--
Energy	360,416	360,416	--	--
Financials	576,246	576,246	--	--
Health Care	409,350	383,420	25,930	--
Industrials	329,585	319,099	--	10,486
Information Technology	565,568	565,568	--	--
Materials	82,807	82,807	--	--
Real Estate	34,916	34,916	--	--
Utilities	113,951	113,951	--	--
Corporate Bonds	5,128	--	4,949	179
Other	5,578	--	--	5,578
Money Market Funds	211,600	211,600	--	--
Total Investments in Securities:	$3,184,379	$3,121,530	$30,879	$31,970

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$25,444
Net Realized Gain (Loss) on Investment Securities
Net Unrealized Gain (Loss) on Investment Securities	(4,657)
Cost of Purchases	11,183
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$31,970
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2017	$(4,657)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.0%
United Kingdom	2.5%
Luxembourg	2.2%
Bermuda	2.1%
Switzerland	1.4%
Canada	1.3%
Italy	1.2%
Germany	1.0%
Others (Individually Less Than 1%)	4.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		May 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $44,168) — See accompanying schedule: Unaffiliated issuers (cost $2,408,794)	$2,972,779
Fidelity Central Funds (cost $211,597)	211,600
Total Investments (cost $2,620,391)		$3,184,379
Restricted cash		151
Receivable for investments sold		28,127
Receivable for fund shares sold		493
Dividends receivable		4,118
Interest receivable		351
Distributions receivable from Fidelity Central Funds		201
Prepaid expenses		1
Other receivables		16
Total assets		3,217,837
Liabilities
Payable for investments purchased	$2,700
Payable for fund shares redeemed	3,702
Accrued management fee	866
Other affiliated payables	473
Other payables and accrued expenses	51
Collateral on securities loaned	46,832
Total liabilities		54,624
Net Assets		$3,163,213
Net Assets consist of:
Paid in capital		$2,494,420
Undistributed net investment income		12,210
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		92,596
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		563,987
Net Assets, for 82,585 shares outstanding		$3,163,213
Net Asset Value, offering price and redemption price per share ($3,163,213 ÷ 82,585 shares)		$38.30

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2017 (Unaudited)
Investment Income
Dividends		$22,144
Interest		1,086
Income from Fidelity Central Funds		810
Total income		24,040
Expenses
Management fee
Basic fee	$8,881
Performance adjustment	(3,426)
Transfer agent fees	2,371
Accounting and security lending fees	469
Custodian fees and expenses	33
Independent trustees' fees and expenses	6
Registration fees	38
Audit	48
Legal	6
Miscellaneous	16
Total expenses before reductions	8,442
Expense reductions	(76)	8,366
Net investment income (loss)		15,674
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	92,226
Fidelity Central Funds	(3)
Foreign currency transactions	(18)
Total net realized gain (loss)		92,205
Change in net unrealized appreciation (depreciation) on: Investment securities	141,221
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		141,223
Net gain (loss)		233,428
Net increase (decrease) in net assets resulting from operations		$249,102

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2017 (Unaudited)	Year ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,674	$37,107
Net realized gain (loss)	92,205	153,907
Change in net unrealized appreciation (depreciation)	141,223	36,889
Net increase (decrease) in net assets resulting from operations	249,102	227,903
Distributions to shareholders from net investment income	(34,461)	(29,142)
Distributions to shareholders from net realized gain	(147,147)	(323,806)
Total distributions	(181,608)	(352,948)
Share transactions
Proceeds from sales of shares	154,469	164,269
Reinvestment of distributions	173,679	337,203
Cost of shares redeemed	(277,124)	(644,660)
Net increase (decrease) in net assets resulting from share transactions	51,024	(143,188)
Total increase (decrease) in net assets	118,518	(268,233)
Net Assets
Beginning of period	3,044,695	3,312,928
End of period	$3,163,213	$3,044,695
Other Information
Undistributed net investment income end of period	$12,210	$30,997
Shares
Sold	4,124	4,743
Issued in reinvestment of distributions	4,765	10,236
Redeemed	(7,372)	(18,882)
Net increase (decrease)	1,517	(3,903)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New Millennium Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$37.56	$38.99	$42.10	$40.16	$32.83	$29.63
Income from Investment Operations
Net investment income (loss)A	.19	.43	.39	.38B	.23	.32
Net realized and unrealized gain (loss)	2.80	2.31	(.46)	3.89	10.14	3.85
Total from investment operations	2.99	2.74	(.07)	4.27	10.37	4.17
Distributions from net investment income	(.43)	(.35)	(.28)	(.19)	(.37)	(.13)
Distributions from net realized gain	(1.82)	(3.82)	(2.76)	(2.13)	(2.67)	(.84)
Total distributions	(2.25)	(4.17)	(3.04)	(2.33)C	(3.04)	(.97)
Net asset value, end of period	$38.30	$37.56	$38.99	$42.10	$40.16	$32.83
Total ReturnD,E	8.25%	8.57%	.08%	11.31%	34.78%	14.63%
Ratios to Average Net AssetsF,G
Expenses before reductions	.53%H	.57%	.72%	.82%	.88%	.96%
Expenses net of fee waivers, if any	.53%H	.57%	.72%	.82%	.88%	.96%
Expenses net of all reductions	.53%H	.57%	.71%	.81%	.87%	.96%
Net investment income (loss)	.99%H	1.25%	1.00%	.92%B	.65%	1.02%
Supplemental Data
Net assets, end of period (in millions)	$3,163	$3,045	$3,313	$4,282	$2,826	$2,001
Portfolio turnover rateI	28%H	44%	57%	44%	49%	71%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .59%.

 C Total distributions of $2.33 per share is comprised of distributions from net investment income of $.192 and distributions from net realized gain of $2.133 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity New Millennium Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2017, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$761,598
Gross unrealized depreciation	(196,239)
Net unrealized appreciation (depreciation) on securities	$565,359
Tax cost	$2,619,020

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $13,941 in these Subsidiaries, representing .44% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $427,007 and $632,549, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. Prior to February 1, 2017 the individual fund fee rate was .35%. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .35% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $4,590. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $461, including $22 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $62 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $14.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 to May 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period-B December 1, 2016 to May 31, 2017
Actual	.53%	$1,000.00	$1,082.50	$2.75
Hypothetical-C		$1,000.00	$1,022.29	$2.67

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New Millennium Fund

On January 18, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amendment to the management contract with Fidelity Management & Research Company (FMR) for the fund (Amended Contract) to decrease the management fee paid by the fund by 5 basis points, effective February 1, 2017. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information relevant to the approval of the Amended Contract.

Nature, Extent, and Quality of Services Provided.  The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMR to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family and the investment performance of the fund in connection with the annual renewal of the fund's current management contract with FMR (Current Management Contract). At its July 2016 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the Current Management Contract should benefit the shareholders of the fund. The Board noted that approval of the Amended Contract would not change the funds' portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contract will continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that it received and reviewed information regarding the fund's management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes at the current management fee and expense levels in connection with the annual renewal of the Current Management Contract. Based on its review, the Board concluded at its July 2016 meeting that the fund's current management fee and total expense ratio are fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the proposed management fee rate under the Amended Contract, the Board considered that the proposed fee rate is lower by 5 basis points than the current management fee rate. The Board also considered that the fund's management fee rate and total expense ratio would continue to rank below the median of its competitor funds based on the competitive mapped group data provided to the Board in connection with the annual renewal of the Current Management Contract.

Based on its review, the Board concluded that the fund's management fee and total expense ratio continue to be fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered that it previously reviewed information regarding the revenues earned, the expenses incurred by Fidelity in providing services to the fund and the level of Fidelity's profitability. At its July 2016 meeting, the Board concluded that it was satisfied that the profitability of Fidelity in connection with the operation of the fund was not excessive. Because the Board was approving an arrangement under which the management fees were being reduced, the Board did not consider Fidelity's costs of services, revenues, or profitability to be significant factors in its decision to approve the Amended Contract.

Economies of Scale.  The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its July 2016 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. The Board will continue to review economies of scale in connection with future renewals of the Amended Contract.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's advisory fee structures continue to be fair and reasonable, and that the fund's Amended Contract should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

NMF-SANN-0717
1.704547.119

Fidelity® Growth Company Fund Semi-Annual Report May 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
NVIDIA Corp.	7.8	7.7
Apple, Inc.	5.6	4.8
Amazon.com, Inc.	4.9	4.5
Alphabet, Inc. Class A	3.9	3.9
Facebook, Inc. Class A	3.2	3.0
Salesforce.com, Inc.	3.0	3.0
adidas AG	2.7	2.2
Alphabet, Inc. Class C	2.1	2.0
Microsoft Corp.	2.1	2.2
Tesla, Inc.	1.9	0.7
	37.2

Top Five Market Sectors as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	43.1	40.5
Consumer Discretionary	21.6	19.9
Health Care	16.8	19.0
Industrials	6.5	6.9
Consumer Staples	5.8	6.1

Asset Allocation (% of fund's net assets)

As of May 31, 2017*
Stocks	97.6%
Convertible Securities	2.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 11.4%

As of November 30, 2016*
Stocks	97.3%
Convertible Securities	2.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 8.9%

Investments May 31, 2017

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 21.4%
Auto Components - 0.0%
Adient PLC	44,386	$3,042
Automobiles - 1.9%
Tesla, Inc. (a)(b)	2,042,700	696,581
Hotels, Restaurants & Leisure - 2.7%
China Lodging Group Ltd. ADR (a)	389,900	29,788
Chipotle Mexican Grill, Inc. (a)	173,300	82,725
Dave & Buster's Entertainment, Inc. (a)	387,222	25,828
Del Taco Restaurants, Inc. (a)	1,052,900	13,509
Domino's Pizza, Inc.	152,986	32,390
Dunkin' Brands Group, Inc.	242,740	14,203
Hyatt Hotels Corp. Class A (a)	160,140	9,240
Las Vegas Sands Corp.	827,200	48,912
Marriott International, Inc. Class A	120,400	12,961
McDonald's Corp.	1,291,400	194,859
Papa John's International, Inc.	792,800	63,876
Shake Shack, Inc. Class A (a)(b)	691,800	25,610
Starbucks Corp.	4,294,200	273,154
U.S. Foods Holding Corp.	521,500	15,624
Wingstop, Inc.	45,500	1,297
Yum China Holdings, Inc.	2,322,200	89,196
Yum! Brands, Inc.	1,116,900	81,132
		1,014,304
Household Durables - 0.0%
Newell Brands, Inc.	206,754	10,948
Sony Corp. sponsored ADR	133,200	4,878
		15,826
Internet & Direct Marketing Retail - 8.3%
Amazon.com, Inc. (a)	1,843,701	1,833,782
Ctrip.com International Ltd. ADR (a)	1,425,300	77,893
Etsy, Inc. (a)(b)	198,200	2,658
Expedia, Inc.	713,600	102,601
Groupon, Inc. (a)	9,048,800	27,237
JD.com, Inc. sponsored ADR (a)	5,660,100	226,574
Netflix, Inc. (a)	2,020,000	329,401
Priceline Group, Inc. (a)	119,868	225,003
The Honest Co., Inc. (a)(c)	39,835	1,149
TripAdvisor, Inc. (a)	113,100	4,355
Vipshop Holdings Ltd. ADR (a)	10,425,000	128,957
Wayfair LLC Class A (a)(b)	2,658,186	167,333
		3,126,943
Leisure Products - 0.1%
Callaway Golf Co.	2,023,900	25,784
NJOY, Inc. (a)(c)	17,666,069	0
		25,784
Media - 1.6%
Comcast Corp. Class A	9,453,700	394,125
Liberty Media Corp. Liberty Media Class C (a)(b)	540,300	17,992
Lions Gate Entertainment Corp.:
Class A (b)	103,346	2,801
Class B (a)	103,346	2,614
The Walt Disney Co.	1,634,000	176,374
Turn, Inc. (Escrow) (c)	984,774	709
Twenty-First Century Fox, Inc. Class A	347,500	9,424
		604,039
Multiline Retail - 0.2%
Dollar General Corp.	181,800	13,342
Dollar Tree, Inc. (a)	888,400	69,029
Target Corp.	46,589	2,569
		84,940
Specialty Retail - 1.3%
CarMax, Inc. (a)(b)	148,921	9,357
DavidsTea, Inc. (a)(b)	850,100	5,228
Home Depot, Inc.	2,094,600	321,542
L Brands, Inc.	239,200	12,343
Lowe's Companies, Inc.	360,900	28,428
RH (a)(b)(d)	1,693,749	95,036
TJX Companies, Inc.	344,400	25,902
		497,836
Textiles, Apparel & Luxury Goods - 5.3%
adidas AG	5,298,734	1,013,385
Aritzia LP	143,600	1,626
Kering SA	175,200	57,941
lululemon athletica, Inc. (a)(d)	8,124,823	392,185
LVMH Moet Hennessy - Louis Vuitton SA	142,621	36,454
NIKE, Inc. Class B	2,821,200	149,495
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	8,964,481	228,774
Tory Burch LLC:
Class A (a)(c)(e)	950,844	46,506
Class B (a)(c)(e)	324,840	16,794
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	293,900	5,631
Class C (non-vtg.) (b)	1,052,404	18,764
VF Corp.	426,600	22,951
		1,990,506

TOTAL CONSUMER DISCRETIONARY		8,059,801

CONSUMER STAPLES - 5.8%
Beverages - 2.2%
Constellation Brands, Inc. Class A (sub. vtg.)	321,800	58,809
Dr. Pepper Snapple Group, Inc.	174,900	16,232
Monster Beverage Corp. (a)	7,238,718	365,990
PepsiCo, Inc.	1,003,240	117,249
The Coca-Cola Co.	5,593,400	254,332
		812,612
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	1,187,700	214,297
CVS Health Corp.	205,600	15,796
Drogasil SA (a)	2,752,773	61,249
Kroger Co.	234,450	6,982
Sprouts Farmers Market LLC (a)	403,700	9,673
Walgreens Boots Alliance, Inc.	597,800	48,434
Whole Foods Market, Inc.	811,600	28,398
		384,829
Food Products - 0.4%
Campbell Soup Co.	125,700	7,247
General Mills, Inc.	155,000	8,795
Kellogg Co.	107,000	7,661
Lamb Weston Holdings, Inc.	428,000	19,863
Mondelez International, Inc.	608,000	28,327
The Hain Celestial Group, Inc. (a)	301,300	10,524
The Hershey Co.	264,800	30,523
The Kraft Heinz Co.	458,600	42,283
		155,223
Household Products - 0.3%
Church & Dwight Co., Inc.	824,100	42,573
Colgate-Palmolive Co.	430,000	32,835
Kimberly-Clark Corp.	245,700	31,875
Procter & Gamble Co.	159,000	14,006
		121,289
Personal Products - 0.9%
Coty, Inc. Class A	7,998,300	151,488
elf Beauty, Inc. (b)	192,500	4,710
Herbalife Ltd. (a)(b)	1,543,710	110,808
Unilever NV (Certificaten Van Aandelen) (Bearer)	920,100	52,413
		319,419
Tobacco - 1.0%
Altria Group, Inc.	2,793,580	210,748
British American Tobacco PLC sponsored ADR (b)	573,300	41,346
Philip Morris International, Inc.	1,070,180	128,208
		380,302

TOTAL CONSUMER STAPLES		2,173,674

ENERGY - 1.5%
Energy Equipment & Services - 0.4%
Baker Hughes, Inc.	1,606,000	88,571
Halliburton Co.	181,100	8,184
U.S. Silica Holdings, Inc.	943,600	35,857
		132,612
Oil, Gas & Consumable Fuels - 1.1%
Anadarko Petroleum Corp.	451,100	22,794
Cabot Oil & Gas Corp.	1,255,700	27,864
Concho Resources, Inc. (a)	431,100	54,655
Continental Resources, Inc. (a)	598,100	22,489
EOG Resources, Inc.	1,299,000	117,313
Hess Corp.	94,300	4,327
Noble Energy, Inc.	1,061,211	30,446
PDC Energy, Inc. (a)	474,000	23,539
Pioneer Natural Resources Co.	458,007	76,423
Reliance Industries Ltd. (a)	1,195,841	24,853
Valero Energy Corp.	217,500	13,370
		418,073

TOTAL ENERGY		550,685

FINANCIALS - 2.4%
Banks - 1.0%
Bank of America Corp.	1,096,100	24,564
Citigroup, Inc.	515,580	31,213
HDFC Bank Ltd. sponsored ADR	1,429,074	125,473
JPMorgan Chase & Co.	1,743,800	143,253
Signature Bank (a)	57,485	8,222
Wells Fargo & Co.	791,500	40,477
		373,202
Capital Markets - 1.3%
BlackRock, Inc. Class A	452,800	185,304
BM&F BOVESPA SA	5,639,897	32,104
Charles Schwab Corp.	6,914,475	267,936
RPI International Holdings LP (a)(c)	130,847	17,704
		503,048
Consumer Finance - 0.1%
American Express Co.	228,148	17,554
Discover Financial Services	127,144	7,463
		25,017
Diversified Financial Services - 0.0%
Alteryx, Inc.	138,600	2,614
Bioverativ, Inc.	138,550	7,633
		10,247

TOTAL FINANCIALS		911,514

HEALTH CARE - 16.0%
Biotechnology - 12.4%
AbbVie, Inc.	926,200	61,148
AbbVie, Inc. (f)	642,091	42,391
ACADIA Pharmaceuticals, Inc. (a)(b)(d)	7,362,908	189,300
Adaptimmune Therapeutics PLC sponsored ADR (a)	273,900	1,446
Adverum Biotechnologies, Inc. (a)	787,400	2,008
Agios Pharmaceuticals, Inc. (a)(b)	1,985,389	92,658
Alder Biopharmaceuticals, Inc. (a)	380,000	5,852
Alexion Pharmaceuticals, Inc. (a)	1,491,160	146,178
Alkermes PLC (a)(d)	9,145,652	528,253
Alnylam Pharmaceuticals, Inc. (a)(d)	4,730,426	309,654
Amgen, Inc.	1,671,400	259,468
Array BioPharma, Inc. (a)	5,796,670	43,939
aTyr Pharma, Inc. (a)(b)(d)	501,507	1,630
aTyr Pharma, Inc. (a)(d)(f)	1,469,144	4,775
BeiGene Ltd. ADR (a)(b)	1,779,190	65,385
Biogen, Inc. (a)	348,400	86,323
bluebird bio, Inc. (a)(b)(d)	2,374,381	178,910
Celgene Corp. (a)	1,046,688	119,752
Celldex Therapeutics, Inc. (a)(b)	2,522,716	7,139
Cellectis SA sponsored ADR (a)	709,011	16,882
Chimerix, Inc. (a)(d)	2,391,257	10,713
Clovis Oncology, Inc. (a)	38,200	1,973
Coherus BioSciences, Inc. (a)	2,283,562	45,100
CytomX Therapeutics, Inc. (a)	625,213	8,809
CytomX Therapeutics, Inc. (a)(f)	794,033	11,188
Dicerna Pharmaceuticals, Inc. (a)(b)	714,023	2,213
Editas Medicine, Inc. (a)	1,074,482	14,677
Exelixis, Inc. (a)(d)	16,020,767	299,749
Fate Therapeutics, Inc. (a)(b)	1,495,706	5,041
Five Prime Therapeutics, Inc. (a)	1,300,821	36,748
Galapagos Genomics NV sponsored ADR (a)	1,098,914	90,474
Genocea Biosciences, Inc. (a)(b)	462,900	2,824
Gilead Sciences, Inc.	1,796,895	116,601
Global Blood Therapeutics, Inc. (a)	1,031,675	27,855
Heron Therapeutics, Inc. (a)(b)	1,631,310	21,860
Intellia Therapeutics, Inc. (a)(b)	1,233,700	14,138
Intercept Pharmaceuticals, Inc.(a)(b)	188,154	21,054
Intrexon Corp. (a)(b)	491,975	10,489
Ionis Pharmaceuticals, Inc. (a)(b)(d)	7,565,045	346,403
Ironwood Pharmaceuticals, Inc. Class A (a)	5,379,493	95,271
Jounce Therapeutics, Inc.	487,500	9,872
Lexicon Pharmaceuticals, Inc. (a)(b)(d)	6,647,438	92,067
Macrogenics, Inc. (a)	260,200	4,619
Merrimack Pharmaceuticals, Inc. (b)	6,568,021	11,921
Momenta Pharmaceuticals, Inc. (a)(d)	5,039,908	73,079
Opko Health, Inc. (a)(b)	84,798	521
Protagonist Therapeutics, Inc.	440,487	4,920
Prothena Corp. PLC (a)(d)	2,161,733	110,270
Regeneron Pharmaceuticals, Inc. (a)	1,022,618	469,443
Regulus Therapeutics, Inc. (a)(d)	2,801,699	3,922
Rigel Pharmaceuticals, Inc. (a)(d)	9,222,930	21,121
Sage Therapeutics, Inc. (a)	1,795,879	118,726
Seattle Genetics, Inc. (a)	3,002,136	192,077
Seres Therapeutics, Inc. (a)	1,183,642	10,795
Seres Therapeutics, Inc. (a)(f)	572,827	5,224
Spark Therapeutics, Inc. (a)	338,304	17,230
Syros Pharmaceuticals, Inc. (d)	729,102	11,666
Syros Pharmaceuticals, Inc. (d)(f)	938,007	15,008
TESARO, Inc. (a)(b)	428,665	64,004
Ultragenyx Pharmaceutical, Inc. (a)(b)	747,800	40,269
Versartis, Inc. (a)	512,894	7,873
Vertex Pharmaceuticals, Inc. (a)	299,867	37,064
Xencor, Inc. (a)	430,983	8,835
		4,676,797
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	632,329	28,872
Align Technology, Inc. (a)	134,856	19,581
Danaher Corp.	1,334,600	113,361
DexCom, Inc. (a)	480,000	32,083
Entellus Medical, Inc. (a)(b)	156,500	2,086
Genmark Diagnostics, Inc. (a)	1,196,253	15,480
Insulet Corp. (a)	1,893,406	79,466
Intuitive Surgical, Inc. (a)	130,293	119,176
Novocure Ltd. (a)(b)	1,393,200	17,485
Novocure Ltd. (a)(f)	571,461	7,172
Penumbra, Inc. (a)(b)	1,194,187	98,938
Presbia PLC (a)(d)	1,355,393	3,714
		537,414
Health Care Providers & Services - 0.5%
Apollo Hospitals Enterprise Ltd. (a)	720,000	13,517
Humana, Inc.	41,400	9,616
McKesson Corp.	104,700	17,076
UnitedHealth Group, Inc.	800,800	140,284
		180,493
Health Care Technology - 0.3%
athenahealth, Inc. (a)	676,200	90,597
Castlight Health, Inc. Class B (a)	2,254,394	7,890
Cerner Corp. (a)	124,200	8,116
		106,603
Life Sciences Tools & Services - 0.0%
Illumina, Inc. (a)	54,238	9,620
Pharmaceuticals - 1.4%
Adimab LLC (a)(c)(e)	3,162,765	78,184
Avexis, Inc. (a)(b)	1,140,400	80,683
Bristol-Myers Squibb Co.	1,771,600	95,578
Castle Creek Pharmaceuticals, LLC Class A-2 unit (c)(e)(g)	46,864	15,465
Endocyte, Inc. (a)(b)	1,559,315	3,976
Intra-Cellular Therapies, Inc. (a)(b)(d)	3,111,734	31,895
Jazz Pharmaceuticals PLC (a)	403,200	58,690
Kolltan Pharmaceuticals, Inc. rights(a)	7,940,644	1,271
Mylan N.V. (a)	105,100	4,097
Stemcentrx, Inc. rights 12/31/21(a)	2,065,715	5,846
Teva Pharmaceutical Industries Ltd. sponsored ADR	199,700	5,564
The Medicines Company (a)(b)	2,387,218	94,940
Theravance Biopharma, Inc. (a)(b)	697,680	25,465
		501,654

TOTAL HEALTH CARE		6,012,581

INDUSTRIALS - 6.2%
Aerospace & Defense - 0.9%
Lockheed Martin Corp.	495,300	139,244
Northrop Grumman Corp.	66,321	17,192
Space Exploration Technologies Corp. Class A (a)(c)	418,210	43,912
The Boeing Co.	562,300	105,504
United Technologies Corp.	378,300	45,880
		351,732
Air Freight & Logistics - 0.3%
FedEx Corp.	92,900	18,008
United Parcel Service, Inc. Class B	998,700	105,832
		123,840
Airlines - 2.2%
Allegiant Travel Co.	213,100	29,195
Azul SA sponsored ADR	561,000	12,376
Delta Air Lines, Inc.	948,500	46,600
InterGlobe Aviation Ltd.	632,349	10,850
JetBlue Airways Corp. (a)	8,053,923	180,569
Ryanair Holdings PLC sponsored ADR (a)	491,852	52,500
Southwest Airlines Co.	2,589,415	155,598
Spirit Airlines, Inc. (a)	1,726,560	91,680
United Continental Holdings, Inc. (a)	1,785,500	142,251
Wheels Up Partners Holdings LLC Series B (a)(c)(e)	6,703,518	18,167
Wizz Air Holdings PLC (a)	2,742,745	80,537
		820,323
Electrical Equipment - 0.3%
AMETEK, Inc.	68,100	4,155
Eaton Corp. PLC	452,200	34,991
Emerson Electric Co.	406,700	24,044
Fortive Corp.	677,700	42,322
		105,512
Industrial Conglomerates - 0.9%
3M Co.	865,700	177,010
Honeywell International, Inc.	1,126,800	149,853
		326,863
Machinery - 1.2%
Aumann AG	160,400	11,424
Caterpillar, Inc.	2,344,000	247,128
Cummins, Inc.	270,500	42,658
Deere & Co.	342,200	41,906
Illinois Tool Works, Inc.	316,200	44,654
Rational AG	1,909	1,030
Wabtec Corp. (b)	211,800	17,315
Xylem, Inc.	679,900	35,450
		441,565
Road & Rail - 0.3%
Union Pacific Corp.	1,158,100	127,738
Trading Companies & Distributors - 0.1%
Univar, Inc. (a)	1,046,500	31,835

TOTAL INDUSTRIALS		2,329,408

INFORMATION TECHNOLOGY - 42.1%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	58,400	8,607
Infinera Corp. (a)(d)	11,209,828	108,960
Palo Alto Networks, Inc. (a)	77,100	9,143
		126,710
Electronic Equipment & Components - 0.2%
IPG Photonics Corp. (a)	108,000	15,016
TE Connectivity Ltd.	111,300	8,776
Trimble, Inc. (a)	1,502,900	54,165
		77,957
Internet Software & Services - 11.3%
Actua Corp. (a)(d)	2,420,521	33,887
Alibaba Group Holding Ltd. sponsored ADR (a)	1,212,400	148,471
Alphabet, Inc.:
Class A (a)	1,498,478	1,479,133
Class C (a)	817,583	788,853
Apptio, Inc. Class A	1,284,966	21,228
Baidu.com, Inc. sponsored ADR (a)	20,159	3,752
Cloudera, Inc.	529,285	9,884
Criteo SA sponsored ADR (a)	385,540	20,214
Dropbox, Inc. Class B (a)(c)	1,105,082	13,814
eBay, Inc. (a)	852,600	29,244
Facebook, Inc. Class A (a)	7,920,791	1,199,683
GoDaddy, Inc. (a)	399,500	16,435
NAVER Corp.	9,827	7,417
New Relic, Inc. (a)	463,279	20,231
Nutanix, Inc.:
Class A (a)(b)	1,090,100	20,330
Class B (f)	1,151,309	21,472
Okta, Inc. (b)	91,800	2,396
Shopify, Inc. Class A (a)	3,723,796	342,068
Tencent Holdings Ltd.	706,300	24,274
Twitter, Inc. (a)	37,990	696
Wix.com Ltd. (a)	900,000	66,330
		4,269,812
IT Services - 3.0%
Cognizant Technology Solutions Corp. Class A	1,020,632	68,290
IBM Corp.	252,700	38,570
MasterCard, Inc. Class A	2,536,800	311,722
PayPal Holdings, Inc. (a)	5,058,500	264,104
Square, Inc. (a)	840,291	19,318
Visa, Inc. Class A	4,518,005	430,250
		1,132,254
Semiconductors & Semiconductor Equipment - 11.2%
Advanced Micro Devices, Inc. (a)(b)	7,460,200	83,480
Applied Materials, Inc.	335,100	15,374
ASML Holding NV	418,993	55,303
Broadcom Ltd.	618,302	148,071
Cavium, Inc. (a)	2,595,960	189,427
Cirrus Logic, Inc. (a)	2,302,467	151,848
Cree, Inc. (a)(b)	1,240,671	29,584
Cypress Semiconductor Corp.	671,000	9,387
Inphi Corp. (a)	394,100	15,638
Intel Corp.	80,900	2,921
KLA-Tencor Corp.	257,300	26,759
M/A-COM Technology Solutions Holdings, Inc. (a)	783,901	47,794
Micron Technology, Inc. (a)	935,700	28,791
NVIDIA Corp.	20,424,151	2,948,225
NXP Semiconductors NV (a)	212,700	23,376
Qorvo, Inc. (a)	240,300	18,731
Rambus, Inc. (a)	161,636	1,914
Silicon Laboratories, Inc. (a)(d)	2,987,451	223,461
Skyworks Solutions, Inc.	126,631	13,477
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,295,500	45,809
Texas Instruments, Inc.	1,908,000	157,391
		4,236,761
Software - 10.1%
Activision Blizzard, Inc.	8,626,508	505,341
Adobe Systems, Inc. (a)	1,736,136	246,288
Appirio, Inc. (Escrow) (c)	389,363	102
Atlassian Corp. PLC (a)	564,300	20,179
Autodesk, Inc. (a)	801,700	89,606
CyberArk Software Ltd. (a)	696,100	34,116
Electronic Arts, Inc. (a)	2,075,252	235,188
HubSpot, Inc. (a)	1,683,237	121,361
Intuit, Inc.	483,800	68,042
Microsoft Corp.	11,272,317	787,259
Oracle Corp.	1,031,700	46,829
Paylocity Holding Corp. (a)	181,700	8,513
Proofpoint, Inc. (a)(b)	378,900	32,585
Red Hat, Inc. (a)	3,740,986	335,080
Salesforce.com, Inc. (a)	12,561,712	1,126,032
Snap, Inc.:
Class A (a)(b)	1,860,426	39,460
Class A	1,985,264	40,002
Class B	1,985,264	40,002
Zendesk, Inc. (a)	1,727,700	44,886
		3,820,871
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	13,898,448	2,123,127
NetApp, Inc.	321,000	12,997
Pure Storage, Inc. Class A (a)	3,467,319	44,867
Samsung Electronics Co. Ltd.	16,298	32,537
Western Digital Corp.	97,413	8,773
		2,222,301

TOTAL INFORMATION TECHNOLOGY		15,886,666

MATERIALS - 1.3%
Chemicals - 1.3%
CF Industries Holdings, Inc.	1,094,625	29,445
E.I. du Pont de Nemours & Co.	1,278,400	100,891
LyondellBasell Industries NV Class A	133,700	10,766
Monsanto Co.	832,571	97,760
Praxair, Inc.	190,300	25,175
The Dow Chemical Co.	1,798,300	111,423
The Mosaic Co.	274,200	6,205
The Scotts Miracle-Gro Co. Class A	1,406,861	121,848
		503,513
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	674,900	88,540
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	1,016,700	47,419
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (a)	2,808,800	189,369

TOTAL TELECOMMUNICATION SERVICES		236,788

TOTAL COMMON STOCKS
(Cost $18,329,987)		36,753,170

Preferred Stocks - 2.4%
Convertible Preferred Stocks - 2.3%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
MOD Super Fast Pizza Holdings LLC Series 3 Preferred (c)(e)	56,343	7,840
Household Durables - 0.1%
Roku, Inc.:
Series F, 8.00% (a)(c)	17,901,305	32,222
Series G, 8.00% (a)(c)	2,750,007	4,950
Series H (a)(c)	823,979	1,483
		38,655
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc.:
Series C (a)(c)	92,950	2,923
Series D (a)(c)	69,363	2,305
		5,228
Leisure Products - 0.1%
Peloton Interactive, Inc. Series E (c)	637,482	13,809
TOTAL CONSUMER DISCRETIONARY		65,532
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Blue Apron Holdings, Inc. Series D (a)(c)	750,363	11,638
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Neon Therapeutics, Inc. Series B (c)	3,188,856	8,961
UNITY Biotechnology, Inc. Series B (c)	2,214,616	8,194
		17,155
HEALTH CARE - 0.8%
Biotechnology - 0.7%
10X Genomics, Inc. Series C (a)(c)	2,505,940	11,222
Immunocore Ltd. Series A (a)(c)	67,323	18,642
Intarcia Therapeutics, Inc.:
Series CC (a)(c)	1,051,411	63,085
Series DD (a)(c)	1,543,687	92,621
Moderna Therapeutics, Inc.:
Series B (c)	242,837	1,408
Series C (c)	554,903	3,218
Series D (c)	4,688,230	27,192
Series E (c)	5,651,170	32,777
Series F (c)	140,212	813
RaNA Therapeutics LLC:
Series B (a)(c)	4,408,601	10,448
Series C (c)	1,959,621	4,644
Sienna Biopharmaceuticals, Inc. Series B (c)	3,310,947	6,902
		272,972
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (a)(c)	2,790,742	18,000
Health Care Technology - 0.0%
Codiak Biosciences, Inc.:
Series A (a)(c)	589,863	1,557
Series B (a)(c)	1,917,058	5,061
		6,618
Pharmaceuticals - 0.0%
OptiNose U.S., Inc. Series D (c)	343,700	11,291
TOTAL HEALTH CARE		308,881
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(c)	216,276	22,709
Commercial Services & Supplies - 0.1%
Domo, Inc. Series D (a)(c)	2,990,903	25,218
Professional Services - 0.1%
YourPeople, Inc. Series C (c)	5,833,137	53,140
TOTAL INDUSTRIALS		101,067
INFORMATION TECHNOLOGY - 1.0%
Internet Software & Services - 0.7%
Jet.Com, Inc. Series B1 (Escrow) (a)(c)	7,578,338	2,489
Starry, Inc. Series B (c)	9,869,159	5,339
Uber Technologies, Inc.:
Series D, 8.00% (a)(c)	4,770,180	232,652
Series E, 8.00% (a)(c)	209,216	10,204
		250,684
IT Services - 0.1%
AppNexus, Inc. Series E (a)(c)	923,523	30,799
Software - 0.2%
Appirio, Inc. Series E (Escrow) (c)	2,725,544	693
Cloudflare, Inc. Series D 8.00% (a)(c)	1,429,726	9,493
Dataminr, Inc. Series D (a)(c)	1,773,901	14,262
MongoDB, Inc. Series F, 8.00% (a)(c)	1,913,404	32,000
Outset Medical, Inc. Series C (c)	1,244,716	3,226
Taboola.Com Ltd. Series E (a)(c)	1,337,420	20,610
		80,284
TOTAL INFORMATION TECHNOLOGY		361,767
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (c)	699,106	3,216

TOTAL CONVERTIBLE PREFERRED STOCKS		869,256

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA	1,858,500	20,417
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Yumanity Holdings LLC Class A (a)(c)	464,607	4,335

TOTAL NONCONVERTIBLE PREFERRED STOCKS		24,752

TOTAL PREFERRED STOCKS
(Cost $600,791)		894,008
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Blue Apron Holdings, Inc. 3.5% 5/3/19(c)
(Cost $13,435)	13,435	13,435
	Shares	Value (000s)

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 0.86% (h)	26,390,158	26,395
Fidelity Securities Lending Cash Central Fund 0.87% (h)(i)	523,502,547	523,555
TOTAL MONEY MARKET FUNDS
(Cost $549,916)		549,950
TOTAL INVESTMENT PORTFOLIO - 101.3%
(Cost $19,494,129)		38,210,563
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(502,204)
NET ASSETS - 100%		$37,708,359

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,139,533,000 or 3.0% of net assets.

 (d) Affiliated company

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $107,230,000 or 0.3% of net assets.

 (g) Investment represents common shares and preferred shares.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (i) Includes investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
10X Genomics, Inc. Series C	2/23/16 - 4/3/17	$11,222
Adimab LLC	9/17/14 - 6/5/15	$47,869
Altiostar Networks, Inc. Series A1	1/10/17	$3,216
Appirio, Inc. (Escrow)	11/24/16	$102
Appirio, Inc. Series E (Escrow)	11/24/16	$693
AppNexus, Inc. Series E	8/1/14	$18,500
Blue Apron Holdings, Inc. Series D	5/18/15	$10,000
Blue Apron Holdings, Inc. 3.5% 5/3/19	5/3/17	$13,435
Castle Creek Pharmaceuticals, LLC Class A-2 unit	9/29/16	$15,465
Cloudflare, Inc. Series D 8.00%	11/5/14	$8,758
Codiak Biosciences, Inc. Series A	11/12/15	$590
Codiak Biosciences, Inc. Series B	11/12/15	$5,751
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$22,617
Domo, Inc. Series D	1/24/14	$12,362
Dropbox, Inc. Class B	5/2/12	$10,000
Immunocore Ltd. Series A	7/27/15	$12,669
Intarcia Therapeutics, Inc. Series CC	11/14/12	$14,331
Intarcia Therapeutics, Inc. Series DD	3/17/14	$50,000
Jet.Com, Inc. Series B1 (Escrow)	9/19/16	$2,489
MOD Super Fast Pizza Holdings LLC Series 3 Preferred	11/3/16	$7,719
Moderna Therapeutics, Inc. Series B	4/13/17	$1,408
Moderna Therapeutics, Inc. Series C	4/13/17	$3,224
Moderna Therapeutics, Inc. Series D	11/6/13	$20,615
Moderna Therapeutics, Inc. Series E	12/18/14	$24,850
Moderna Therapeutics, Inc. Series F	8/10/16	$617
MongoDB, Inc. Series F, 8.00%	10/2/13	$32,000
Mulberry Health, Inc. Series A8	1/20/16	$18,851
Neon Therapeutics, Inc. Series B	12/28/16	$8,961
NJOY, Inc.	6/7/13 - 2/14/14	$19,365
OptiNose U.S., Inc. Series D	3/24/17	$11,291
Outset Medical, Inc. Series C	4/19/17	$3,226
Peloton Interactive, Inc. Series E	3/31/17	$13,809
RaNA Therapeutics LLC Series B	7/17/15	$4,761
RaNA Therapeutics LLC Series C	12/22/16	$3,880
Roku, Inc. Series F, 8.00%	5/7/13 - 5/28/13	$16,212
Roku, Inc. Series G, 8.00%	10/1/14	$3,574
Roku, Inc. Series H	11/9/15	$1,260
RPI International Holdings LP	5/21/15 - 3/23/16	$16,269
Sienna Biopharma- ceuticals, Inc. Series B	4/12/17	$6,902
Space Exploration Technologies Corp. Class A	10/16/15 - 4/6/17	$38,201
Space Exploration Technologies Corp. Series G	1/20/15	$16,753
Starry, Inc. Series B	12/1/16	$5,339
Taboola.Com Ltd. Series E	12/22/14	$13,943
The Honest Co., Inc.	8/21/14	$1,078
The Honest Co., Inc. Series C	8/21/14	$2,515
The Honest Co., Inc. Series D	8/3/15	$3,174
Tory Burch LLC Class A	5/14/15	$67,653
Tory Burch LLC Class B	12/31/12	$17,505
Turn, Inc. (Escrow)	4/11/17	$709
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$74,000
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$6,971
UNITY Biotechnology, Inc. Series B	10/14/16	$9,102
Wheels Up Partners Holdings LLC Series B	9/18/15	$19,040
YourPeople, Inc. Series C	5/1/15	$86,920
Yumanity Holdings LLC Class A	2/8/16	$3,140

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$209
Fidelity Securities Lending Cash Central Fund	3,802
Total	$4,011

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
ACADIA Pharmaceuticals, Inc.	$188,007	$29,330	$14,505	$--	$189,300
Actua Corp.	43,200	--	10,800	--	33,887
Alkermes PLC	564,496	16,487	60,843	--	528,253
Alnylam Pharmaceuticals, Inc.	211,633	28,974	22,726	--	309,654
Applied Micro Circuits Corp.	53,082	--	51,460	--	--
Apptio, Inc.	15,712	--	--	--	--
Apptio, Inc. Class A	8,213	1,307	1,507	--	--
aTyr Pharma, Inc.	1,743	--	168	--	1,630
aTyr Pharma, Inc.	4,554	--	--	--	4,775
bluebird bio, Inc.	146,921	17,361	20,596	--	178,910
Chimerix, Inc.	14,256	--	2,817	--	10,713
Exelixis, Inc.	308,449	--	41,028	--	299,749
HubSpot, Inc.	100,001	6,140	10,281	--	--
Infinera Corp.	106,776	--	12,881	--	108,960
Intra-Cellular Therapies, Inc.	47,622	1,028	5,573	--	31,895
Ionis Pharmaceuticals, Inc.	354,387	18,364	40,786	--	346,403
Lexicon Pharmaceuticals, Inc.	103,734	9,066	10,819	--	92,067
lululemon athletica, Inc.	512,051	6,746	60,401	--	392,185
Merrimack Pharmaceuticals, Inc.	41,377	--	3,345	6,931	--
Momenta Pharmaceuticals, Inc.	76,442	3,745	9,093	--	73,079
Nutanix, Inc. Class A	30,867	7,208	6,951	--	--
Nutanix, Inc. Class B	33,158	--	--	--	--
NVIDIA Corp.	2,768,858	--	1,053,282	6,252	--
Presbia PLC	5,184	937	455	--	3,714
Prothena Corp. PLC	126,623	14,488	12,447	--	110,270
Regulus Therapeutics, Inc.	7,632	34	642	--	3,922
RH	77,545	196	19,014	--	95,036
Rigel Pharmaceuticals, Inc.	21,349	4,148	2,677	--	21,121
Sage Therapeutics, Inc.	100,093	902	12,362	--	--
Silicon Laboratories, Inc.	215,457	6,506	24,268	--	223,461
Syros Pharmaceuticals, Inc.	11,084	10	1,142	--	11,666
Syros Pharmaceuticals, Inc.	--	--	--	--	15,008
Syros Pharmaceuticals, Inc.	12,101	--	--	--	--
Wizz Air Holdings PLC	64,452	--	7,060	--	--
Total	$6,377,059	$172,977	$1,519,929	$13,183	$3,085,658

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$8,125,333	$7,958,189	$36,454	$130,690
Consumer Staples	2,185,312	2,121,261	52,413	11,638
Energy	550,685	550,685	--	--
Financials	949,086	914,227	--	34,859
Health Care	6,325,797	5,911,815	--	413,982
Industrials	2,430,475	2,267,329	--	163,146
Information Technology	16,248,433	15,758,588	114,162	375,683
Materials	503,513	503,513	--	--
Real Estate	88,540	88,540	--	--
Telecommunication Services	240,004	236,788	--	3,216
Corporate Bonds	13,435	--	--	13,435
Money Market Funds	549,950	549,950	--	--
Total Investments in Securities:	$38,210,563	$36,860,885	$203,029	$1,146,649

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
(Amounts in thousands)
Level 1 to Level 2	$0
Level 2 to Level 1	$836,379

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Health Care
Beginning Balance	$402,671
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(17,343)
Cost of Purchases	28,654
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$413,982
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2017	$(17,343)
Equities - Information Technology
Beginning Balance	$415,705
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	20,136
Cost of Purchases	8,573
Proceeds of Sales	(68,731)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$375,683
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2017	$28,331
Other Investments in Securities
Beginning Balance	$321,219
Net Realized Gain (Loss) on Investment Securities	(23,895)
Net Unrealized Gain (Loss) on Investment Securities	21,162
Cost of Purchases	46,585
Proceeds of Sales	(8,087)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$356,984
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2017	$(3,530)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.6%
Germany	2.7%
Cayman Islands	2.3%
Ireland	2.1%
Others (Individually Less Than 1%)	4.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2017
Assets
Investment in securities, at value (including securities loaned of $509,379) — See accompanying schedule: Unaffiliated issuers (cost $16,502,798)	$34,574,955
Fidelity Central Funds (cost $549,916)	549,950
Other affiliated issuers (cost $2,441,415)	3,085,658
Total Investments (cost $19,494,129)		$38,210,563
Restricted cash		1,474
Foreign currency held at value (cost $231)		231
Receivable for investments sold		137,979
Receivable for fund shares sold		19,646
Dividends receivable		28,900
Interest receivable		40
Distributions receivable from Fidelity Central Funds		881
Prepaid expenses		12
Other receivables		2,339
Total assets		38,402,065
Liabilities
Payable to custodian bank	$2,778
Payable for investments purchased	67,697
Payable for fund shares redeemed	70,590
Accrued management fee	23,397
Other affiliated payables	3,328
Other payables and accrued expenses	2,382
Collateral on securities loaned	523,534
Total liabilities		693,706
Net Assets		$37,708,359
Net Assets consist of:
Paid in capital		$15,544,989
Undistributed net investment income		16,633
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,430,535
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		18,716,202
Net Assets		$37,708,359
Growth Company:
Net Asset Value, offering price and redemption price per share ($22,219,939 ÷ 137,611 shares)		$161.47
Class K:
Net Asset Value, offering price and redemption price per share ($15,488,420 ÷ 95,985 shares)		$161.36

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2017
Investment Income
Dividends (including $13,183 earned from other affiliated issuers)		$151,907
Interest		46
Income from Fidelity Central Funds		4,011
Total income		155,964
Expenses
Management fee
Basic fee	$98,416
Performance adjustment	18,119
Transfer agent fees	19,027
Accounting and security lending fees	1,103
Custodian fees and expenses	336
Independent trustees' fees and expenses	71
Appreciation in deferred trustee compensation account	2
Registration fees	192
Audit	121
Legal	57
Interest	4
Miscellaneous	180
Total expenses before reductions	137,628
Expense reductions	(334)	137,294
Net investment income (loss)		18,670
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,393,891
Fidelity Central Funds	(18)
Other affiliated issuers	1,080,952
Foreign currency transactions	(35)
Total net realized gain (loss)		3,474,790
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $253)	2,984,643
Assets and liabilities in foreign currencies	62
Total change in net unrealized appreciation (depreciation)		2,984,705
Net gain (loss)		6,459,495
Net increase (decrease) in net assets resulting from operations		$6,478,165

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2017	Year ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,670	$41,597
Net realized gain (loss)	3,474,790	4,411,523
Change in net unrealized appreciation (depreciation)	2,984,705	(3,344,102)
Net increase (decrease) in net assets resulting from operations	6,478,165	1,109,018
Distributions to shareholders from net investment income	(37,300)	(13,792)
Distributions to shareholders from net realized gain	(2,014,292)	(1,582,394)
Total distributions	(2,051,592)	(1,596,186)
Share transactions - net increase (decrease)	(2,571,200)	(4,759,956)
Total increase (decrease) in net assets	1,855,373	(5,247,124)
Net Assets
Beginning of period	35,852,986	41,100,110
End of period	$37,708,359	$35,852,986
Other Information
Undistributed net investment income end of period	$16,633	$35,263

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Growth Company Fund

	Six months ended May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$142.76	$143.47	$136.46	$124.69	$95.80	$85.29
Income from Investment Operations
Net investment income (loss)A	.05	.09	(.01)	.15	.29	.15
Net realized and unrealized gain (loss)	26.82	4.71	11.72	20.49	31.23	13.12
Total from investment operations	26.87	4.80	11.71	20.64	31.52	13.27
Distributions from net investment income	(.09)	–	(.13)	(.21)	(.19)	(.05)
Distributions from net realized gain	(8.07)	(5.51)	(4.57)	(8.67)	(2.44)	(2.71)
Total distributions	(8.16)	(5.51)	(4.70)	(8.87)B	(2.63)	(2.76)
Net asset value, end of period	$161.47	$142.76	$143.47	$136.46	$124.69	$95.80
Total ReturnC,D	19.69%	3.48%	8.90%	17.80%	33.85%	16.24%
Ratios to Average Net AssetsE,F
Expenses before reductions	.80%G	.77%	.88%	.82%	.83%	.90%
Expenses net of fee waivers, if any	.80%G	.77%	.87%	.82%	.83%	.90%
Expenses net of all reductions	.80%G	.77%	.87%	.82%	.83%	.90%
Net investment income (loss)	.06%G	.07%	(.01)%	.12%	.27%	.16%
Supplemental Data
Net assets, end of period (in millions)	$22,220	$21,114	$23,513	$24,165	$22,936	$22,952
Portfolio turnover rateH	18%G,I	19%I	18%I	12%I	26%	33%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $8.87 per share is comprised of distributions from net investment income of $.207 and distributions from net realized gain of $8.666 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Growth Company Fund Class K

	Six months ended May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$142.74	$143.42	$136.41	$124.68	$95.82	$85.35
Income from Investment Operations
Net investment income (loss)A	.12	.23	.12	.29	.42	.27
Net realized and unrealized gain (loss)	26.80	4.71	11.72	20.48	31.21	13.10
Total from investment operations	26.92	4.94	11.84	20.77	31.63	13.37
Distributions from net investment income	(.23)	(.11)	(.26)	(.37)	(.34)	(.19)
Distributions from net realized gain	(8.07)	(5.51)	(4.57)	(8.67)	(2.44)	(2.71)
Total distributions	(8.30)	(5.62)	(4.83)	(9.04)	(2.77)B	(2.90)
Net asset value, end of period	$161.36	$142.74	$143.42	$136.41	$124.68	$95.82
Total ReturnC,D	19.75%	3.59%	9.01%	17.93%	34.02%	16.38%
Ratios to Average Net AssetsE,F
Expenses before reductions	.70%G	.66%	.77%	.71%	.71%	.77%
Expenses net of fee waivers, if any	.70%G	.66%	.77%	.71%	.71%	.77%
Expenses net of all reductions	.70%G	.66%	.77%	.71%	.71%	.77%
Net investment income (loss)	.16%G	.17%	.09%	.24%	.39%	.29%
Supplemental Data
Net assets, end of period (in millions)	$15,488	$14,739	$17,587	$18,242	$21,951	$15,454
Portfolio turnover rateH	18%G,I	19%I	18%I	12%I	26%	33%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.77 per share is comprised of distributions from net investment income of $.336 and distributions from net realized gain of $2.438 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Growth Company Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Company and Class K, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$13,435	Market approach	Transaction price	$100.00	Increase
Equities	$1,133,214	Market comparable	Enterprise value/Sales multiple (EV/S)	0.7 - 7.8 / 4.9	Increase
			Transaction price	$1.98 - $150.00 / $64.30	Increase
			Price/Earnings multiple (P/E)	10.6	Increase
			Discount rate	8.0% - 45.0% / 20.4%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	9.2	Increase
			Discount for lack of marketability (DLOM)	10.0% - 20.0% / 16.0%	Decrease
			Liquidity preference	$6.75 - $69.57 / $43.13	Increase
			Premium rate	15.0% - 92.0% / 44.3%	Increase
			Proxy discount	12.0%	Decrease
			Proxy premium	19.6% - 46.9% / 23.8%	Increase
		Market approach	Transaction price	$0.54 - $330.00 / $43.71	Increase
			Tender price	$105.00	Increase
		Recovery value	Recovery value	0.0% - 0.7% / 0.4%	Increase
		Discount cash flow	Discount rate	8.0% - 14.4% / 11.6%	Decrease
			Discount for lack of marketability (DLOM)	10.0%	Decrease
			Probability rate	6.3%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2017 as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$19,959,562
Gross unrealized depreciation	(1,267,315)
Net unrealized appreciation (depreciation) on securities	$18,692,247
Tax cost	$19,518,316

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $184,430 in these Subsidiaries, representing .49% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short sales and in-kind transactions, aggregated $3,178,226 and $3,869,973, respectively.

Redemptions In-Kind. During the period, 27,082 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $3,877,566. The net realized gain of $2,416,966 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 26,809 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $3,667,395. The Fund had a net realized gain of $2,216,038 on investments delivered through the in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Company as compared to its benchmark index, the Russell 3000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .65% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Company. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Growth Company	$15,572.15
Class K	3,455.05
	$19,027

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $90 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$44,603.79%		$4

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $61 and is reflected in Miscellaneous expenses on the Statement of Operations.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $29,918. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,802, including $221 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $165 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $164.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2017	Year ended November 30, 2016
From net investment income
Growth Company	$13,724	$–
Class K	23,576	13,792
Total	$37,300	$13,792
From net realized gain
Growth Company	$1,190,770	$904,788
Class K	823,522	677,606
Total	$2,014,292	$1,582,394

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2017	Year ended November 30, 2016	Six months ended May 31, 2017	Year ended November 30, 2016
Growth Company
Shares sold	8,652	17,124	$1,278,389	$2,254,562
Reinvestment of distributions	8,092	6,196	1,134,062	857,904
Shares redeemed	(27,026)(a)	(39,316)(b)	(3,939,585)(a)	(5,283,210)(b)
Net increase (decrease)	(10,282)	(15,996)	$(1,527,134)	$(2,170,744)
Class K
Shares sold	10,695	18,989	$1,572,790	$2,493,477
Reinvestment of distributions	6,051	5,003	847,098	691,398
Shares redeemed	(24,019)(a)	(43,361)(b)	(3,463,954)(a)	(5,774,087)(b)
Net increase (decrease)	(7,273)	(19,369)	$(1,044,066)	$(2,589,212)

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the prior Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Mt. Vernon Street Trust and Shareholders of Fidelity Growth Company Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Growth Company Fund (the Fund), a fund of Fidelity Mt. Vernon Street Trust, including the schedule of investments, as of May 31, 2017, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended May 31, 2017 and for the year ended November 30, 2016, and the financial highlights for the six months ended May 31, 2017 and for each of the five years in the period ended November 30, 2016. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Growth Company Fund as of May 31, 2017, the results of its operations for the six-months ended, the changes in its net assets for the six months ended May 31, 2017 and for the year ended November 30, 2016, and the financial highlights for the six months ended May 31, 2017 and for each of the five years in the period ended November 30, 2016, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
July 19, 2017

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 to May 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period-B December 1, 2016 to May 31, 2017
Growth Company	.80%
Actual		$1,000.00	$1,196.90	$4.38
Hypothetical-C		$1,000.00	$1,020.94	$4.03
Class K	.70%
Actual		$1,000.00	$1,197.50	$3.84
Hypothetical-C		$1,000.00	$1,021.44	$3.53

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

GCF-SANN-0717
1.704741.119

Fidelity® Growth Strategies Fund Semi-Annual Report May 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Electronic Arts, Inc.	2.2	2.3
Total System Services, Inc.	2.1	2.1
Citizens Financial Group, Inc.	2.1	1.6
Equifax, Inc.	2.0	2.5
O'Reilly Automotive, Inc.	2.0	2.6
VeriSign, Inc.	2.0	2.2
Huntington Ingalls Industries, Inc.	1.9	1.4
KLA-Tencor Corp.	1.9	0.4
Cerner Corp.	1.8	0.0
Fiserv, Inc.	1.7	1.9
	19.7

Top Five Market Sectors as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	24.8	24.6
Consumer Discretionary	20.8	21.6
Industrials	16.3	15.3
Health Care	16.3	14.6
Financials	7.2	8.1

Asset Allocation (% of fund's net assets)

As of May 31, 2017*
Stocks	99.0%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

 * Foreign investments - 6.9%

As of November 30, 2016*
Stocks	98.9%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

 * Foreign investments - 6.5%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.8%
Auto Components - 1.4%
Tenneco, Inc.	135,544	$7,706
Visteon Corp. (a)	310,000	31,090
		38,796
Distributors - 0.8%
Pool Corp.	169,654	20,211
Diversified Consumer Services - 0.5%
Service Corp. International	462,180	14,734
Hotels, Restaurants & Leisure - 3.4%
Domino's Pizza, Inc.	108,190	22,906
Jack in the Box, Inc.	233,013	24,835
Las Vegas Sands Corp.	188,800	11,164
Wyndham Worldwide Corp.	330,000	33,327
		92,232
Household Durables - 1.7%
Leggett & Platt, Inc.	30,000	1,561
Newell Brands, Inc.	810,000	42,890
		44,451
Media - 3.8%
Interpublic Group of Companies, Inc.	1,250,000	31,163
Lions Gate Entertainment Corp. Class B (a)	468,096	11,838
Scripps Networks Interactive, Inc. Class A	536,200	35,507
Viacom, Inc. Class B (non-vtg.)	666,000	23,170
		101,678
Multiline Retail - 1.5%
Dollar General Corp.	234,000	17,173
Dollar Tree, Inc. (a)	300,000	23,310
		40,483
Specialty Retail - 6.0%
AutoZone, Inc. (a)	70,000	42,414
Foot Locker, Inc.	422,916	25,125
O'Reilly Automotive, Inc. (a)	225,000	54,468
Ross Stores, Inc.	644,325	41,185
		163,192
Textiles, Apparel & Luxury Goods - 1.7%
Carter's, Inc.	245,801	20,195
Hanesbrands, Inc. (b)	750,000	15,488
VF Corp.	197,300	10,615
		46,298

TOTAL CONSUMER DISCRETIONARY		562,075

CONSUMER STAPLES - 6.2%
Beverages - 1.6%
Dr. Pepper Snapple Group, Inc.	310,200	28,790
Monster Beverage Corp. (a)	285,000	14,410
		43,200
Food Products - 2.8%
Campbell Soup Co.	268,000	15,450
Mead Johnson Nutrition Co. Class A	253,000	22,623
The Hershey Co.	319,100	36,783
		74,856
Personal Products - 1.3%
Estee Lauder Companies, Inc. Class A	207,000	19,487
Herbalife Ltd. (a)(b)	229,730	16,490
		35,977
Tobacco - 0.5%
Reynolds American, Inc.	194,396	13,073

TOTAL CONSUMER STAPLES		167,106

ENERGY - 0.9%
Energy Equipment & Services - 0.5%
Baker Hughes, Inc.	237,809	13,115
Hess Midstream Partners LP	32,017	744
		13,859
Oil, Gas & Consumable Fuels - 0.4%
Tesoro Corp.	120,000	9,989

TOTAL ENERGY		23,848

FINANCIALS - 7.2%
Banks - 3.3%
Citizens Financial Group, Inc.	1,671,500	56,998
Huntington Bancshares, Inc.	1,696,020	21,268
Investors Bancorp, Inc.	730,000	9,658
		87,924
Capital Markets - 1.5%
MarketAxess Holdings, Inc.	37,900	7,223
Moody's Corp.	112,000	13,266
S&P Global, Inc.	142,000	20,279
		40,768
Diversified Financial Services - 0.6%
Valvoline, Inc.	713,000	15,950
Insurance - 1.8%
Aon PLC	113,500	14,858
Arch Capital Group Ltd. (a)	192,000	18,672
Progressive Corp.	374,000	15,869
		49,399

TOTAL FINANCIALS		194,041

HEALTH CARE - 16.3%
Health Care Equipment & Supplies - 3.6%
Edwards Lifesciences Corp. (a)	265,000	30,494
Intuitive Surgical, Inc. (a)	36,000	32,928
ResMed, Inc.	486,000	34,555
		97,977
Health Care Providers & Services - 6.5%
Aetna, Inc.	21,000	3,042
AmerisourceBergen Corp. (b)	347,034	31,847
Cardinal Health, Inc.	278,000	20,653
Cigna Corp.	35,000	5,643
HCA Holdings, Inc. (a)	280,000	22,935
Henry Schein, Inc. (a)	119,666	22,015
Laboratory Corp. of America Holdings (a)	129,400	17,987
MEDNAX, Inc. (a)	277,979	15,094
Universal Health Services, Inc. Class B	126,000	14,321
Wellcare Health Plans, Inc. (a)	118,800	20,410
		173,947
Health Care Technology - 1.8%
Cerner Corp. (a)	741,000	48,424
Life Sciences Tools & Services - 3.7%
Charles River Laboratories International, Inc. (a)	328,200	30,211
Illumina, Inc. (a)	162,100	28,750
Mettler-Toledo International, Inc. (a)	70,000	40,797
		99,758
Pharmaceuticals - 0.7%
Jazz Pharmaceuticals PLC (a)	128,066	18,641

TOTAL HEALTH CARE		438,747

INDUSTRIALS - 16.3%
Aerospace & Defense - 3.3%
Huntington Ingalls Industries, Inc.	257,989	50,517
TransDigm Group, Inc. (b)	140,000	37,531
		88,048
Airlines - 1.1%
Alaska Air Group, Inc.	353,964	30,813
Commercial Services & Supplies - 0.6%
KAR Auction Services, Inc.	385,000	16,774
Electrical Equipment - 1.4%
Acuity Brands, Inc. (b)	120,700	19,663
AMETEK, Inc.	283,000	17,269
		36,932
Industrial Conglomerates - 1.4%
Roper Technologies, Inc.	173,500	39,419
Machinery - 2.8%
IDEX Corp.	225,000	24,406
Toro Co.	340,000	23,287
Wabtec Corp. (b)	330,000	26,978
		74,671
Professional Services - 2.6%
Dun & Bradstreet Corp.	100,000	10,471
Equifax, Inc.	405,000	55,404
Verisk Analytics, Inc. (a)	55,218	4,467
		70,342
Trading Companies & Distributors - 3.1%
Fastenal Co.	782,000	33,759
MSC Industrial Direct Co., Inc. Class A	278,000	23,335
United Rentals, Inc. (a)	238,000	25,878
		82,972

TOTAL INDUSTRIALS		439,971

INFORMATION TECHNOLOGY - 24.8%
Communications Equipment - 0.7%
F5 Networks, Inc. (a)	155,741	19,955
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A	350,000	26,110
Internet Software & Services - 3.7%
Akamai Technologies, Inc. (a)	570,000	26,876
LogMeIn, Inc.	177,907	19,748
VeriSign, Inc. (a)(b)	601,410	54,223
		100,847
IT Services - 8.1%
Amdocs Ltd.	310,000	20,082
Fiserv, Inc. (a)	370,000	46,354
FleetCor Technologies, Inc. (a)	152,100	21,947
Genpact Ltd.	300,128	8,199
Global Payments, Inc.	340,000	31,147
Paychex, Inc.	593,648	35,162
Total System Services, Inc.	960,000	57,168
		220,059
Semiconductors & Semiconductor Equipment - 5.9%
Broadcom Ltd.	68,500	16,404
KLA-Tencor Corp.	479,000	49,816
Lam Research Corp.	166,000	25,758
NXP Semiconductors NV (a)	349,500	38,410
Skyworks Solutions, Inc.	265,073	28,212
		158,600
Software - 5.4%
Adobe Systems, Inc. (a)	99,000	14,044
Check Point Software Technologies Ltd. (a)	245,000	27,452
Citrix Systems, Inc. (a)	415,000	34,254
Electronic Arts, Inc. (a)	520,000	58,926
Intuit, Inc.	75,000	10,548
		145,224

TOTAL INFORMATION TECHNOLOGY		670,795

MATERIALS - 3.6%
Chemicals - 2.5%
CF Industries Holdings, Inc.	672,859	18,100
Eastman Chemical Co.	93,755	7,511
Sherwin-Williams Co.	36,000	11,944
The Scotts Miracle-Gro Co. Class A	182,000	15,763
Valspar Corp.	136,990	15,479
		68,797
Containers & Packaging - 1.1%
Ball Corp.	699,600	28,614

TOTAL MATERIALS		97,411

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.9%
CoreSite Realty Corp.	139,630	14,700
Digital Realty Trust, Inc.	138,100	16,322
Equinix, Inc.	33,995	14,992
Equity Lifestyle Properties, Inc.	85,457	7,213
Extra Space Storage, Inc.	333,000	25,798
		79,025
TOTAL COMMON STOCKS
(Cost $2,427,858)		2,673,019

Money Market Funds - 4.8%
Fidelity Cash Central Fund, 0.86% (c)	27,385,307	27,391
Fidelity Securities Lending Cash Central Fund 0.87% (c)(d)	101,456,849	101,467
TOTAL MONEY MARKET FUNDS
(Cost $128,865)		128,858
TOTAL INVESTMENT PORTFOLIO - 103.8%
(Cost $2,556,723)		2,801,877
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(101,898)
NET ASSETS - 100%		$2,699,979

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$133
Fidelity Securities Lending Cash Central Fund	579
Total	$712

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $99,089) — See accompanying schedule: Unaffiliated issuers (cost $2,427,858)	$2,673,019
Fidelity Central Funds (cost $128,865)	128,858
Total Investments (cost $2,556,723)		$2,801,877
Receivable for investments sold		6,533
Receivable for fund shares sold		2,282
Dividends receivable		2,679
Distributions receivable from Fidelity Central Funds		166
Prepaid expenses		1
Other receivables		93
Total assets		2,813,631
Liabilities
Payable for investments purchased	$7,480
Payable for fund shares redeemed	2,913
Accrued management fee	1,224
Other affiliated payables	454
Other payables and accrued expenses	129
Collateral on securities loaned	101,452
Total liabilities		113,652
Net Assets		$2,699,979
Net Assets consist of:
Paid in capital		$2,495,883
Undistributed net investment income		428
Accumulated undistributed net realized gain (loss) on investments		(41,486)
Net unrealized appreciation (depreciation) on investments		245,154
Net Assets		$2,699,979
Growth Strategies:
Net Asset Value, offering price and redemption price per share ($2,335,899 ÷ 62,253 shares)		$37.52
Class K:
Net Asset Value, offering price and redemption price per share ($364,080 ÷ 9,632 shares)		$37.80

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2017 (Unaudited)
Investment Income
Dividends		$11,898
Income from Fidelity Central Funds		712
Total income		12,610
Expenses
Management fee
Basic fee	$7,298
Performance adjustment	511
Transfer agent fees	2,293
Accounting and security lending fees	395
Custodian fees and expenses	69
Independent trustees' fees and expenses	5
Registration fees	38
Audit	32
Legal	6
Miscellaneous	13
Total expenses before reductions	10,660
Expense reductions	(33)	10,627
Net investment income (loss)		1,983
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	73,813
Fidelity Central Funds	3
Total net realized gain (loss)		73,816
Change in net unrealized appreciation (depreciation) on investment securities		201,427
Net gain (loss)		275,243
Net increase (decrease) in net assets resulting from operations		$277,226

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2017 (Unaudited)	Year ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,983	$14,749
Net realized gain (loss)	73,816	446,654
Change in net unrealized appreciation (depreciation)	201,427	(468,799)
Net increase (decrease) in net assets resulting from operations	277,226	(7,396)
Distributions to shareholders from net investment income	(13,542)	(5,195)
Distributions to shareholders from net realized gain	(1,063)	–
Total distributions	(14,605)	(5,195)
Share transactions - net increase (decrease)	(117,760)	(665,611)
Redemption fees	42	199
Total increase (decrease) in net assets	144,903	(678,003)
Net Assets
Beginning of period	2,555,076	3,233,079
End of period	$2,699,979	$2,555,076
Other Information
Undistributed net investment income end of period	$428	$11,987

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Growth Strategies Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$33.87	$33.91	$32.44	$27.66	$20.56	$19.05
Income from Investment Operations
Net investment income (loss)A	.02	.16B	.04	.11	.09	.02C
Net realized and unrealized gain (loss)	3.83	(.16)	1.53	4.72	7.10	1.49
Total from investment operations	3.85	–	1.57	4.83	7.19	1.51
Distributions from net investment income	(.18)	(.04)	(.09)	(.05)	(.07)D	–
Distributions from net realized gain	(.02)	–	(.01)	–	(.02)D	–
Total distributions	(.20)	(.04)	(.10)	(.05)	(.09)	–
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$37.52	$33.87	$33.91	$32.44	$27.66	$20.56
Total ReturnF,G	11.42%	.02%	4.86%	17.50%	35.13%	7.93%
Ratios to Average Net AssetsH,I
Expenses before reductions	.84%J	.94%	.91%	.72%	.71%	.73%
Expenses net of fee waivers, if any	.84%J	.94%	.91%	.72%	.71%	.73%
Expenses net of all reductions	.84%J	.94%	.91%	.72%	.69%	.72%
Net investment income (loss)	.13%J	.49%B	.13%	.37%	.39%	.09%C
Supplemental Data
Net assets, end of period (in millions)	$2,336	$2,080	$2,535	$1,835	$1,640	$1,385
Portfolio turnover rateK	73%J	63%	40%	58%	87%	165%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .34%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .00%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Growth Strategies Fund Class K

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$34.14	$34.17	$32.70	$27.88	$20.74	$19.17
Income from Investment Operations
Net investment income (loss)A	.05	.21B	.10	.17	.15	.07C
Net realized and unrealized gain (loss)	3.86	(.14)	1.52	4.76	7.14	1.50
Total from investment operations	3.91	.07	1.62	4.93	7.29	1.57
Distributions from net investment income	(.23)	(.10)	(.15)	(.11)	(.13)D	–
Distributions from net realized gain	(.02)	–	(.01)	–	(.02)D	–
Total distributions	(.25)	(.10)	(.15)E	(.11)	(.15)	–
Redemption fees added to paid in capitalA,F	–	–	–	–	–	–
Net asset value, end of period	$37.80	$34.14	$34.17	$32.70	$27.88	$20.74
Total ReturnG,H	11.51%	.20%	5.00%	17.75%	35.42%	8.19%
Ratios to Average Net AssetsI,J
Expenses before reductions	.69%K	.78%	.76%	.53%	.48%	.48%
Expenses net of fee waivers, if any	.69%K	.78%	.76%	.53%	.48%	.48%
Expenses net of all reductions	.69%K	.78%	.76%	.53%	.46%	.47%
Net investment income (loss)	.28%K	.64%B	.28%	.56%	.62%	.34%C
Supplemental Data
Net assets, end of period (in millions)	$364	$475	$699	$385	$342	$274
Portfolio turnover rateL	73%K	63%	40%	58%	87%	165%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .50%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .25%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $.15 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.008 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Growth Strategies Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Strategies and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$343,260
Gross unrealized depreciation	(98,242)
Net unrealized appreciation (depreciation) on securities	$245,018
Tax cost	$2,556,859

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(115,128)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $938,107 and $1,064,905, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. Prior to February 1, 2017 the individual fund fee rate was .35%. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Strategies as compared to its benchmark index, the Russell Midcap Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .60% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Strategies. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Growth Strategies	$2,206.20
Class K	87.05
	$2,293

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $18 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $579, including less than five hundred dollars from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $21 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, during the period the investment advisor reimbursed and/or waived a portion of fund-level operating expenses in the amount of $11.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2017	Year ended November 30, 2016
From net investment income
Growth Strategies	$11,145	$3,237
Class K	2,397	1,958
Total	$13,542	$5,195
From net realized gain
Growth Strategies	$909	$–
Class K	154	–
Total	$1,063	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2017	Year ended November 30, 2016	Six months ended May 31, 2017	Year ended November 30, 2016
Growth Strategies
Shares sold	6,417	6,979	$230,136	$228,892
Reinvestment of distributions	338	94	11,624	3,102
Shares redeemed	(5,924)	(20,401)	(211,428)	(674,632)
Net increase (decrease)	831	(13,328)	$30,332	$(442,638)
Class K
Shares sold	967	3,172	$34,748	$103,937
Reinvestment of distributions	74	59	2,551	1,958
Shares redeemed	(5,316)	(9,765)	(185,391)	(328,868)
Net increase (decrease)	(4,275)	(6,534)	$(148,092)	$(222,973)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 to May 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period-B December 1, 2016 to May 31, 2017
Growth Strategies	.84%
Actual		$1,000.00	$1,114.20	$4.43
Hypothetical-C		$1,000.00	$1,020.74	$4.23
Class K	.69%
Actual		$1,000.00	$1,115.10	$3.64
Hypothetical-C		$1,000.00	$1,021.49	$3.48

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Strategies Fund

On January 18, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amendment to the management contract with Fidelity Management & Research Company (FMR) for the fund (Amended Contract) to decrease the management fee paid by the fund by 5 basis points, effective February 1, 2017. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information relevant to the approval of the Amended Contract.

Nature, Extent, and Quality of Services Provided.  The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMR to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family and the investment performance of the fund in connection with the annual renewal of the fund's current management contract with FMR (Current Management Contract). At its July 2016 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the Current Management Contract should benefit the shareholders of the fund. The Board noted that approval of the Amended Contract would not change the funds' portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contract will continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that it received and reviewed information regarding the fund's management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes at the current management fee and expense levels in connection with the annual renewal of the Current Management Contract. Based on its review, the Board concluded at its July 2016 meeting that the fund's current management fee and total expense ratio are fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the proposed management fee rate under the Amended Contract, the Board considered that the proposed fee rate is lower by 5 basis points than the current management fee rate. The Board also considered that the fund’s management fee rate and total expense ratio would continue to rank below the median of its competitor funds based on the competitive mapped group data provided to the Board in connection with the annual renewal of the Current Management Contract.

Based on its review, the Board concluded that the fund's management fee and total expense ratio continue to be fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered that it previously reviewed information regarding the revenues earned, the expenses incurred by Fidelity in providing services to the fund and the level of Fidelity's profitability. At its July 2016 meeting, the Board concluded that it was satisfied that the profitability of Fidelity in connection with the operation of the fund was not excessive. Because the Board was approving an arrangement under which the management fees were being reduced, the Board did not consider Fidelity's costs of services, revenues, or profitability to be significant factors in its decision to approve the Amended Contract.

Economies of Scale.  The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its July 2016 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. The Board will continue to review economies of scale in connection with future renewals of the Amended Contract.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's advisory fee structures continue to be fair and reasonable, and that the fund's Amended Contract should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

FEG-SANN-0717
1.704532.119

Fidelity® Growth Company Fund Class K Semi-Annual Report May 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
NVIDIA Corp.	7.8	7.7
Apple, Inc.	5.6	4.8
Amazon.com, Inc.	4.9	4.5
Alphabet, Inc. Class A	3.9	3.9
Facebook, Inc. Class A	3.2	3.0
Salesforce.com, Inc.	3.0	3.0
adidas AG	2.7	2.2
Alphabet, Inc. Class C	2.1	2.0
Microsoft Corp.	2.1	2.2
Tesla, Inc.	1.9	0.7
	37.2

Top Five Market Sectors as of May 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	43.1	40.5
Consumer Discretionary	21.6	19.9
Health Care	16.8	19.0
Industrials	6.5	6.9
Consumer Staples	5.8	6.1

Asset Allocation (% of fund's net assets)

As of May 31, 2017*
Stocks	97.6%
Convertible Securities	2.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 11.4%

As of November 30, 2016*
Stocks	97.3%
Convertible Securities	2.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 8.9%

Investments May 31, 2017

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 21.4%
Auto Components - 0.0%
Adient PLC	44,386	$3,042
Automobiles - 1.9%
Tesla, Inc. (a)(b)	2,042,700	696,581
Hotels, Restaurants & Leisure - 2.7%
China Lodging Group Ltd. ADR (a)	389,900	29,788
Chipotle Mexican Grill, Inc. (a)	173,300	82,725
Dave & Buster's Entertainment, Inc. (a)	387,222	25,828
Del Taco Restaurants, Inc. (a)	1,052,900	13,509
Domino's Pizza, Inc.	152,986	32,390
Dunkin' Brands Group, Inc.	242,740	14,203
Hyatt Hotels Corp. Class A (a)	160,140	9,240
Las Vegas Sands Corp.	827,200	48,912
Marriott International, Inc. Class A	120,400	12,961
McDonald's Corp.	1,291,400	194,859
Papa John's International, Inc.	792,800	63,876
Shake Shack, Inc. Class A (a)(b)	691,800	25,610
Starbucks Corp.	4,294,200	273,154
U.S. Foods Holding Corp.	521,500	15,624
Wingstop, Inc.	45,500	1,297
Yum China Holdings, Inc.	2,322,200	89,196
Yum! Brands, Inc.	1,116,900	81,132
		1,014,304
Household Durables - 0.0%
Newell Brands, Inc.	206,754	10,948
Sony Corp. sponsored ADR	133,200	4,878
		15,826
Internet & Direct Marketing Retail - 8.3%
Amazon.com, Inc. (a)	1,843,701	1,833,782
Ctrip.com International Ltd. ADR (a)	1,425,300	77,893
Etsy, Inc. (a)(b)	198,200	2,658
Expedia, Inc.	713,600	102,601
Groupon, Inc. (a)	9,048,800	27,237
JD.com, Inc. sponsored ADR (a)	5,660,100	226,574
Netflix, Inc. (a)	2,020,000	329,401
Priceline Group, Inc. (a)	119,868	225,003
The Honest Co., Inc. (a)(c)	39,835	1,149
TripAdvisor, Inc. (a)	113,100	4,355
Vipshop Holdings Ltd. ADR (a)	10,425,000	128,957
Wayfair LLC Class A (a)(b)	2,658,186	167,333
		3,126,943
Leisure Products - 0.1%
Callaway Golf Co.	2,023,900	25,784
NJOY, Inc. (a)(c)	17,666,069	0
		25,784
Media - 1.6%
Comcast Corp. Class A	9,453,700	394,125
Liberty Media Corp. Liberty Media Class C (a)(b)	540,300	17,992
Lions Gate Entertainment Corp.:
Class A (b)	103,346	2,801
Class B (a)	103,346	2,614
The Walt Disney Co.	1,634,000	176,374
Turn, Inc. (Escrow) (c)	984,774	709
Twenty-First Century Fox, Inc. Class A	347,500	9,424
		604,039
Multiline Retail - 0.2%
Dollar General Corp.	181,800	13,342
Dollar Tree, Inc. (a)	888,400	69,029
Target Corp.	46,589	2,569
		84,940
Specialty Retail - 1.3%
CarMax, Inc. (a)(b)	148,921	9,357
DavidsTea, Inc. (a)(b)	850,100	5,228
Home Depot, Inc.	2,094,600	321,542
L Brands, Inc.	239,200	12,343
Lowe's Companies, Inc.	360,900	28,428
RH (a)(b)(d)	1,693,749	95,036
TJX Companies, Inc.	344,400	25,902
		497,836
Textiles, Apparel & Luxury Goods - 5.3%
adidas AG	5,298,734	1,013,385
Aritzia LP	143,600	1,626
Kering SA	175,200	57,941
lululemon athletica, Inc. (a)(d)	8,124,823	392,185
LVMH Moet Hennessy - Louis Vuitton SA	142,621	36,454
NIKE, Inc. Class B	2,821,200	149,495
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	8,964,481	228,774
Tory Burch LLC:
Class A (a)(c)(e)	950,844	46,506
Class B (a)(c)(e)	324,840	16,794
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	293,900	5,631
Class C (non-vtg.) (b)	1,052,404	18,764
VF Corp.	426,600	22,951
		1,990,506

TOTAL CONSUMER DISCRETIONARY		8,059,801

CONSUMER STAPLES - 5.8%
Beverages - 2.2%
Constellation Brands, Inc. Class A (sub. vtg.)	321,800	58,809
Dr. Pepper Snapple Group, Inc.	174,900	16,232
Monster Beverage Corp. (a)	7,238,718	365,990
PepsiCo, Inc.	1,003,240	117,249
The Coca-Cola Co.	5,593,400	254,332
		812,612
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	1,187,700	214,297
CVS Health Corp.	205,600	15,796
Drogasil SA (a)	2,752,773	61,249
Kroger Co.	234,450	6,982
Sprouts Farmers Market LLC (a)	403,700	9,673
Walgreens Boots Alliance, Inc.	597,800	48,434
Whole Foods Market, Inc.	811,600	28,398
		384,829
Food Products - 0.4%
Campbell Soup Co.	125,700	7,247
General Mills, Inc.	155,000	8,795
Kellogg Co.	107,000	7,661
Lamb Weston Holdings, Inc.	428,000	19,863
Mondelez International, Inc.	608,000	28,327
The Hain Celestial Group, Inc. (a)	301,300	10,524
The Hershey Co.	264,800	30,523
The Kraft Heinz Co.	458,600	42,283
		155,223
Household Products - 0.3%
Church & Dwight Co., Inc.	824,100	42,573
Colgate-Palmolive Co.	430,000	32,835
Kimberly-Clark Corp.	245,700	31,875
Procter & Gamble Co.	159,000	14,006
		121,289
Personal Products - 0.9%
Coty, Inc. Class A	7,998,300	151,488
elf Beauty, Inc. (b)	192,500	4,710
Herbalife Ltd. (a)(b)	1,543,710	110,808
Unilever NV (Certificaten Van Aandelen) (Bearer)	920,100	52,413
		319,419
Tobacco - 1.0%
Altria Group, Inc.	2,793,580	210,748
British American Tobacco PLC sponsored ADR (b)	573,300	41,346
Philip Morris International, Inc.	1,070,180	128,208
		380,302

TOTAL CONSUMER STAPLES		2,173,674

ENERGY - 1.5%
Energy Equipment & Services - 0.4%
Baker Hughes, Inc.	1,606,000	88,571
Halliburton Co.	181,100	8,184
U.S. Silica Holdings, Inc.	943,600	35,857
		132,612
Oil, Gas & Consumable Fuels - 1.1%
Anadarko Petroleum Corp.	451,100	22,794
Cabot Oil & Gas Corp.	1,255,700	27,864
Concho Resources, Inc. (a)	431,100	54,655
Continental Resources, Inc. (a)	598,100	22,489
EOG Resources, Inc.	1,299,000	117,313
Hess Corp.	94,300	4,327
Noble Energy, Inc.	1,061,211	30,446
PDC Energy, Inc. (a)	474,000	23,539
Pioneer Natural Resources Co.	458,007	76,423
Reliance Industries Ltd. (a)	1,195,841	24,853
Valero Energy Corp.	217,500	13,370
		418,073

TOTAL ENERGY		550,685

FINANCIALS - 2.4%
Banks - 1.0%
Bank of America Corp.	1,096,100	24,564
Citigroup, Inc.	515,580	31,213
HDFC Bank Ltd. sponsored ADR	1,429,074	125,473
JPMorgan Chase & Co.	1,743,800	143,253
Signature Bank (a)	57,485	8,222
Wells Fargo & Co.	791,500	40,477
		373,202
Capital Markets - 1.3%
BlackRock, Inc. Class A	452,800	185,304
BM&F BOVESPA SA	5,639,897	32,104
Charles Schwab Corp.	6,914,475	267,936
RPI International Holdings LP (a)(c)	130,847	17,704
		503,048
Consumer Finance - 0.1%
American Express Co.	228,148	17,554
Discover Financial Services	127,144	7,463
		25,017
Diversified Financial Services - 0.0%
Alteryx, Inc.	138,600	2,614
Bioverativ, Inc.	138,550	7,633
		10,247

TOTAL FINANCIALS		911,514

HEALTH CARE - 16.0%
Biotechnology - 12.4%
AbbVie, Inc.	926,200	61,148
AbbVie, Inc. (f)	642,091	42,391
ACADIA Pharmaceuticals, Inc. (a)(b)(d)	7,362,908	189,300
Adaptimmune Therapeutics PLC sponsored ADR (a)	273,900	1,446
Adverum Biotechnologies, Inc. (a)	787,400	2,008
Agios Pharmaceuticals, Inc. (a)(b)	1,985,389	92,658
Alder Biopharmaceuticals, Inc. (a)	380,000	5,852
Alexion Pharmaceuticals, Inc. (a)	1,491,160	146,178
Alkermes PLC (a)(d)	9,145,652	528,253
Alnylam Pharmaceuticals, Inc. (a)(d)	4,730,426	309,654
Amgen, Inc.	1,671,400	259,468
Array BioPharma, Inc. (a)	5,796,670	43,939
aTyr Pharma, Inc. (a)(b)(d)	501,507	1,630
aTyr Pharma, Inc. (a)(d)(f)	1,469,144	4,775
BeiGene Ltd. ADR (a)(b)	1,779,190	65,385
Biogen, Inc. (a)	348,400	86,323
bluebird bio, Inc. (a)(b)(d)	2,374,381	178,910
Celgene Corp. (a)	1,046,688	119,752
Celldex Therapeutics, Inc. (a)(b)	2,522,716	7,139
Cellectis SA sponsored ADR (a)	709,011	16,882
Chimerix, Inc. (a)(d)	2,391,257	10,713
Clovis Oncology, Inc. (a)	38,200	1,973
Coherus BioSciences, Inc. (a)	2,283,562	45,100
CytomX Therapeutics, Inc. (a)	625,213	8,809
CytomX Therapeutics, Inc. (a)(f)	794,033	11,188
Dicerna Pharmaceuticals, Inc. (a)(b)	714,023	2,213
Editas Medicine, Inc. (a)	1,074,482	14,677
Exelixis, Inc. (a)(d)	16,020,767	299,749
Fate Therapeutics, Inc. (a)(b)	1,495,706	5,041
Five Prime Therapeutics, Inc. (a)	1,300,821	36,748
Galapagos Genomics NV sponsored ADR (a)	1,098,914	90,474
Genocea Biosciences, Inc. (a)(b)	462,900	2,824
Gilead Sciences, Inc.	1,796,895	116,601
Global Blood Therapeutics, Inc. (a)	1,031,675	27,855
Heron Therapeutics, Inc. (a)(b)	1,631,310	21,860
Intellia Therapeutics, Inc. (a)(b)	1,233,700	14,138
Intercept Pharmaceuticals, Inc.(a)(b)	188,154	21,054
Intrexon Corp. (a)(b)	491,975	10,489
Ionis Pharmaceuticals, Inc. (a)(b)(d)	7,565,045	346,403
Ironwood Pharmaceuticals, Inc. Class A (a)	5,379,493	95,271
Jounce Therapeutics, Inc.	487,500	9,872
Lexicon Pharmaceuticals, Inc. (a)(b)(d)	6,647,438	92,067
Macrogenics, Inc. (a)	260,200	4,619
Merrimack Pharmaceuticals, Inc. (b)	6,568,021	11,921
Momenta Pharmaceuticals, Inc. (a)(d)	5,039,908	73,079
Opko Health, Inc. (a)(b)	84,798	521
Protagonist Therapeutics, Inc.	440,487	4,920
Prothena Corp. PLC (a)(d)	2,161,733	110,270
Regeneron Pharmaceuticals, Inc. (a)	1,022,618	469,443
Regulus Therapeutics, Inc. (a)(d)	2,801,699	3,922
Rigel Pharmaceuticals, Inc. (a)(d)	9,222,930	21,121
Sage Therapeutics, Inc. (a)	1,795,879	118,726
Seattle Genetics, Inc. (a)	3,002,136	192,077
Seres Therapeutics, Inc. (a)	1,183,642	10,795
Seres Therapeutics, Inc. (a)(f)	572,827	5,224
Spark Therapeutics, Inc. (a)	338,304	17,230
Syros Pharmaceuticals, Inc. (d)	729,102	11,666
Syros Pharmaceuticals, Inc. (d)(f)	938,007	15,008
TESARO, Inc. (a)(b)	428,665	64,004
Ultragenyx Pharmaceutical, Inc. (a)(b)	747,800	40,269
Versartis, Inc. (a)	512,894	7,873
Vertex Pharmaceuticals, Inc. (a)	299,867	37,064
Xencor, Inc. (a)	430,983	8,835
		4,676,797
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	632,329	28,872
Align Technology, Inc. (a)	134,856	19,581
Danaher Corp.	1,334,600	113,361
DexCom, Inc. (a)	480,000	32,083
Entellus Medical, Inc. (a)(b)	156,500	2,086
Genmark Diagnostics, Inc. (a)	1,196,253	15,480
Insulet Corp. (a)	1,893,406	79,466
Intuitive Surgical, Inc. (a)	130,293	119,176
Novocure Ltd. (a)(b)	1,393,200	17,485
Novocure Ltd. (a)(f)	571,461	7,172
Penumbra, Inc. (a)(b)	1,194,187	98,938
Presbia PLC (a)(d)	1,355,393	3,714
		537,414
Health Care Providers & Services - 0.5%
Apollo Hospitals Enterprise Ltd. (a)	720,000	13,517
Humana, Inc.	41,400	9,616
McKesson Corp.	104,700	17,076
UnitedHealth Group, Inc.	800,800	140,284
		180,493
Health Care Technology - 0.3%
athenahealth, Inc. (a)	676,200	90,597
Castlight Health, Inc. Class B (a)	2,254,394	7,890
Cerner Corp. (a)	124,200	8,116
		106,603
Life Sciences Tools & Services - 0.0%
Illumina, Inc. (a)	54,238	9,620
Pharmaceuticals - 1.4%
Adimab LLC (a)(c)(e)	3,162,765	78,184
Avexis, Inc. (a)(b)	1,140,400	80,683
Bristol-Myers Squibb Co.	1,771,600	95,578
Castle Creek Pharmaceuticals, LLC Class A-2 unit (c)(e)(g)	46,864	15,465
Endocyte, Inc. (a)(b)	1,559,315	3,976
Intra-Cellular Therapies, Inc. (a)(b)(d)	3,111,734	31,895
Jazz Pharmaceuticals PLC (a)	403,200	58,690
Kolltan Pharmaceuticals, Inc. rights(a)	7,940,644	1,271
Mylan N.V. (a)	105,100	4,097
Stemcentrx, Inc. rights 12/31/21(a)	2,065,715	5,846
Teva Pharmaceutical Industries Ltd. sponsored ADR	199,700	5,564
The Medicines Company (a)(b)	2,387,218	94,940
Theravance Biopharma, Inc. (a)(b)	697,680	25,465
		501,654

TOTAL HEALTH CARE		6,012,581

INDUSTRIALS - 6.2%
Aerospace & Defense - 0.9%
Lockheed Martin Corp.	495,300	139,244
Northrop Grumman Corp.	66,321	17,192
Space Exploration Technologies Corp. Class A (a)(c)	418,210	43,912
The Boeing Co.	562,300	105,504
United Technologies Corp.	378,300	45,880
		351,732
Air Freight & Logistics - 0.3%
FedEx Corp.	92,900	18,008
United Parcel Service, Inc. Class B	998,700	105,832
		123,840
Airlines - 2.2%
Allegiant Travel Co.	213,100	29,195
Azul SA sponsored ADR	561,000	12,376
Delta Air Lines, Inc.	948,500	46,600
InterGlobe Aviation Ltd.	632,349	10,850
JetBlue Airways Corp. (a)	8,053,923	180,569
Ryanair Holdings PLC sponsored ADR (a)	491,852	52,500
Southwest Airlines Co.	2,589,415	155,598
Spirit Airlines, Inc. (a)	1,726,560	91,680
United Continental Holdings, Inc. (a)	1,785,500	142,251
Wheels Up Partners Holdings LLC Series B (a)(c)(e)	6,703,518	18,167
Wizz Air Holdings PLC (a)	2,742,745	80,537
		820,323
Electrical Equipment - 0.3%
AMETEK, Inc.	68,100	4,155
Eaton Corp. PLC	452,200	34,991
Emerson Electric Co.	406,700	24,044
Fortive Corp.	677,700	42,322
		105,512
Industrial Conglomerates - 0.9%
3M Co.	865,700	177,010
Honeywell International, Inc.	1,126,800	149,853
		326,863
Machinery - 1.2%
Aumann AG	160,400	11,424
Caterpillar, Inc.	2,344,000	247,128
Cummins, Inc.	270,500	42,658
Deere & Co.	342,200	41,906
Illinois Tool Works, Inc.	316,200	44,654
Rational AG	1,909	1,030
Wabtec Corp. (b)	211,800	17,315
Xylem, Inc.	679,900	35,450
		441,565
Road & Rail - 0.3%
Union Pacific Corp.	1,158,100	127,738
Trading Companies & Distributors - 0.1%
Univar, Inc. (a)	1,046,500	31,835

TOTAL INDUSTRIALS		2,329,408

INFORMATION TECHNOLOGY - 42.1%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	58,400	8,607
Infinera Corp. (a)(d)	11,209,828	108,960
Palo Alto Networks, Inc. (a)	77,100	9,143
		126,710
Electronic Equipment & Components - 0.2%
IPG Photonics Corp. (a)	108,000	15,016
TE Connectivity Ltd.	111,300	8,776
Trimble, Inc. (a)	1,502,900	54,165
		77,957
Internet Software & Services - 11.3%
Actua Corp. (a)(d)	2,420,521	33,887
Alibaba Group Holding Ltd. sponsored ADR (a)	1,212,400	148,471
Alphabet, Inc.:
Class A (a)	1,498,478	1,479,133
Class C (a)	817,583	788,853
Apptio, Inc. Class A	1,284,966	21,228
Baidu.com, Inc. sponsored ADR (a)	20,159	3,752
Cloudera, Inc.	529,285	9,884
Criteo SA sponsored ADR (a)	385,540	20,214
Dropbox, Inc. Class B (a)(c)	1,105,082	13,814
eBay, Inc. (a)	852,600	29,244
Facebook, Inc. Class A (a)	7,920,791	1,199,683
GoDaddy, Inc. (a)	399,500	16,435
NAVER Corp.	9,827	7,417
New Relic, Inc. (a)	463,279	20,231
Nutanix, Inc.:
Class A (a)(b)	1,090,100	20,330
Class B (f)	1,151,309	21,472
Okta, Inc. (b)	91,800	2,396
Shopify, Inc. Class A (a)	3,723,796	342,068
Tencent Holdings Ltd.	706,300	24,274
Twitter, Inc. (a)	37,990	696
Wix.com Ltd. (a)	900,000	66,330
		4,269,812
IT Services - 3.0%
Cognizant Technology Solutions Corp. Class A	1,020,632	68,290
IBM Corp.	252,700	38,570
MasterCard, Inc. Class A	2,536,800	311,722
PayPal Holdings, Inc. (a)	5,058,500	264,104
Square, Inc. (a)	840,291	19,318
Visa, Inc. Class A	4,518,005	430,250
		1,132,254
Semiconductors & Semiconductor Equipment - 11.2%
Advanced Micro Devices, Inc. (a)(b)	7,460,200	83,480
Applied Materials, Inc.	335,100	15,374
ASML Holding NV	418,993	55,303
Broadcom Ltd.	618,302	148,071
Cavium, Inc. (a)	2,595,960	189,427
Cirrus Logic, Inc. (a)	2,302,467	151,848
Cree, Inc. (a)(b)	1,240,671	29,584
Cypress Semiconductor Corp.	671,000	9,387
Inphi Corp. (a)	394,100	15,638
Intel Corp.	80,900	2,921
KLA-Tencor Corp.	257,300	26,759
M/A-COM Technology Solutions Holdings, Inc. (a)	783,901	47,794
Micron Technology, Inc. (a)	935,700	28,791
NVIDIA Corp.	20,424,151	2,948,225
NXP Semiconductors NV (a)	212,700	23,376
Qorvo, Inc. (a)	240,300	18,731
Rambus, Inc. (a)	161,636	1,914
Silicon Laboratories, Inc. (a)(d)	2,987,451	223,461
Skyworks Solutions, Inc.	126,631	13,477
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,295,500	45,809
Texas Instruments, Inc.	1,908,000	157,391
		4,236,761
Software - 10.1%
Activision Blizzard, Inc.	8,626,508	505,341
Adobe Systems, Inc. (a)	1,736,136	246,288
Appirio, Inc. (Escrow) (c)	389,363	102
Atlassian Corp. PLC (a)	564,300	20,179
Autodesk, Inc. (a)	801,700	89,606
CyberArk Software Ltd. (a)	696,100	34,116
Electronic Arts, Inc. (a)	2,075,252	235,188
HubSpot, Inc. (a)	1,683,237	121,361
Intuit, Inc.	483,800	68,042
Microsoft Corp.	11,272,317	787,259
Oracle Corp.	1,031,700	46,829
Paylocity Holding Corp. (a)	181,700	8,513
Proofpoint, Inc. (a)(b)	378,900	32,585
Red Hat, Inc. (a)	3,740,986	335,080
Salesforce.com, Inc. (a)	12,561,712	1,126,032
Snap, Inc.:
Class A (a)(b)	1,860,426	39,460
Class A	1,985,264	40,002
Class B	1,985,264	40,002
Zendesk, Inc. (a)	1,727,700	44,886
		3,820,871
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	13,898,448	2,123,127
NetApp, Inc.	321,000	12,997
Pure Storage, Inc. Class A (a)	3,467,319	44,867
Samsung Electronics Co. Ltd.	16,298	32,537
Western Digital Corp.	97,413	8,773
		2,222,301

TOTAL INFORMATION TECHNOLOGY		15,886,666

MATERIALS - 1.3%
Chemicals - 1.3%
CF Industries Holdings, Inc.	1,094,625	29,445
E.I. du Pont de Nemours & Co.	1,278,400	100,891
LyondellBasell Industries NV Class A	133,700	10,766
Monsanto Co.	832,571	97,760
Praxair, Inc.	190,300	25,175
The Dow Chemical Co.	1,798,300	111,423
The Mosaic Co.	274,200	6,205
The Scotts Miracle-Gro Co. Class A	1,406,861	121,848
		503,513
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	674,900	88,540
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	1,016,700	47,419
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (a)	2,808,800	189,369

TOTAL TELECOMMUNICATION SERVICES		236,788

TOTAL COMMON STOCKS
(Cost $18,329,987)		36,753,170

Preferred Stocks - 2.4%
Convertible Preferred Stocks - 2.3%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
MOD Super Fast Pizza Holdings LLC Series 3 Preferred (c)(e)	56,343	7,840
Household Durables - 0.1%
Roku, Inc.:
Series F, 8.00% (a)(c)	17,901,305	32,222
Series G, 8.00% (a)(c)	2,750,007	4,950
Series H (a)(c)	823,979	1,483
		38,655
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc.:
Series C (a)(c)	92,950	2,923
Series D (a)(c)	69,363	2,305
		5,228
Leisure Products - 0.1%
Peloton Interactive, Inc. Series E (c)	637,482	13,809
TOTAL CONSUMER DISCRETIONARY		65,532
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Blue Apron Holdings, Inc. Series D (a)(c)	750,363	11,638
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Neon Therapeutics, Inc. Series B (c)	3,188,856	8,961
UNITY Biotechnology, Inc. Series B (c)	2,214,616	8,194
		17,155
HEALTH CARE - 0.8%
Biotechnology - 0.7%
10X Genomics, Inc. Series C (a)(c)	2,505,940	11,222
Immunocore Ltd. Series A (a)(c)	67,323	18,642
Intarcia Therapeutics, Inc.:
Series CC (a)(c)	1,051,411	63,085
Series DD (a)(c)	1,543,687	92,621
Moderna Therapeutics, Inc.:
Series B (c)	242,837	1,408
Series C (c)	554,903	3,218
Series D (c)	4,688,230	27,192
Series E (c)	5,651,170	32,777
Series F (c)	140,212	813
RaNA Therapeutics LLC:
Series B (a)(c)	4,408,601	10,448
Series C (c)	1,959,621	4,644
Sienna Biopharmaceuticals, Inc. Series B (c)	3,310,947	6,902
		272,972
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (a)(c)	2,790,742	18,000
Health Care Technology - 0.0%
Codiak Biosciences, Inc.:
Series A (a)(c)	589,863	1,557
Series B (a)(c)	1,917,058	5,061
		6,618
Pharmaceuticals - 0.0%
OptiNose U.S., Inc. Series D (c)	343,700	11,291
TOTAL HEALTH CARE		308,881
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(c)	216,276	22,709
Commercial Services & Supplies - 0.1%
Domo, Inc. Series D (a)(c)	2,990,903	25,218
Professional Services - 0.1%
YourPeople, Inc. Series C (c)	5,833,137	53,140
TOTAL INDUSTRIALS		101,067
INFORMATION TECHNOLOGY - 1.0%
Internet Software & Services - 0.7%
Jet.Com, Inc. Series B1 (Escrow) (a)(c)	7,578,338	2,489
Starry, Inc. Series B (c)	9,869,159	5,339
Uber Technologies, Inc.:
Series D, 8.00% (a)(c)	4,770,180	232,652
Series E, 8.00% (a)(c)	209,216	10,204
		250,684
IT Services - 0.1%
AppNexus, Inc. Series E (a)(c)	923,523	30,799
Software - 0.2%
Appirio, Inc. Series E (Escrow) (c)	2,725,544	693
Cloudflare, Inc. Series D 8.00% (a)(c)	1,429,726	9,493
Dataminr, Inc. Series D (a)(c)	1,773,901	14,262
MongoDB, Inc. Series F, 8.00% (a)(c)	1,913,404	32,000
Outset Medical, Inc. Series C (c)	1,244,716	3,226
Taboola.Com Ltd. Series E (a)(c)	1,337,420	20,610
		80,284
TOTAL INFORMATION TECHNOLOGY		361,767
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (c)	699,106	3,216

TOTAL CONVERTIBLE PREFERRED STOCKS		869,256

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA	1,858,500	20,417
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Yumanity Holdings LLC Class A (a)(c)	464,607	4,335

TOTAL NONCONVERTIBLE PREFERRED STOCKS		24,752

TOTAL PREFERRED STOCKS
(Cost $600,791)		894,008
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Blue Apron Holdings, Inc. 3.5% 5/3/19(c)
(Cost $13,435)	13,435	13,435
	Shares	Value (000s)

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 0.86% (h)	26,390,158	26,395
Fidelity Securities Lending Cash Central Fund 0.87% (h)(i)	523,502,547	523,555
TOTAL MONEY MARKET FUNDS
(Cost $549,916)		549,950
TOTAL INVESTMENT PORTFOLIO - 101.3%
(Cost $19,494,129)		38,210,563
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(502,204)
NET ASSETS - 100%		$37,708,359

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,139,533,000 or 3.0% of net assets.

 (d) Affiliated company

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $107,230,000 or 0.3% of net assets.

 (g) Investment represents common shares and preferred shares.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (i) Includes investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
10X Genomics, Inc. Series C	2/23/16 - 4/3/17	$11,222
Adimab LLC	9/17/14 - 6/5/15	$47,869
Altiostar Networks, Inc. Series A1	1/10/17	$3,216
Appirio, Inc. (Escrow)	11/24/16	$102
Appirio, Inc. Series E (Escrow)	11/24/16	$693
AppNexus, Inc. Series E	8/1/14	$18,500
Blue Apron Holdings, Inc. Series D	5/18/15	$10,000
Blue Apron Holdings, Inc. 3.5% 5/3/19	5/3/17	$13,435
Castle Creek Pharmaceuticals, LLC Class A-2 unit	9/29/16	$15,465
Cloudflare, Inc. Series D 8.00%	11/5/14	$8,758
Codiak Biosciences, Inc. Series A	11/12/15	$590
Codiak Biosciences, Inc. Series B	11/12/15	$5,751
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$22,617
Domo, Inc. Series D	1/24/14	$12,362
Dropbox, Inc. Class B	5/2/12	$10,000
Immunocore Ltd. Series A	7/27/15	$12,669
Intarcia Therapeutics, Inc. Series CC	11/14/12	$14,331
Intarcia Therapeutics, Inc. Series DD	3/17/14	$50,000
Jet.Com, Inc. Series B1 (Escrow)	9/19/16	$2,489
MOD Super Fast Pizza Holdings LLC Series 3 Preferred	11/3/16	$7,719
Moderna Therapeutics, Inc. Series B	4/13/17	$1,408
Moderna Therapeutics, Inc. Series C	4/13/17	$3,224
Moderna Therapeutics, Inc. Series D	11/6/13	$20,615
Moderna Therapeutics, Inc. Series E	12/18/14	$24,850
Moderna Therapeutics, Inc. Series F	8/10/16	$617
MongoDB, Inc. Series F, 8.00%	10/2/13	$32,000
Mulberry Health, Inc. Series A8	1/20/16	$18,851
Neon Therapeutics, Inc. Series B	12/28/16	$8,961
NJOY, Inc.	6/7/13 - 2/14/14	$19,365
OptiNose U.S., Inc. Series D	3/24/17	$11,291
Outset Medical, Inc. Series C	4/19/17	$3,226
Peloton Interactive, Inc. Series E	3/31/17	$13,809
RaNA Therapeutics LLC Series B	7/17/15	$4,761
RaNA Therapeutics LLC Series C	12/22/16	$3,880
Roku, Inc. Series F, 8.00%	5/7/13 - 5/28/13	$16,212
Roku, Inc. Series G, 8.00%	10/1/14	$3,574
Roku, Inc. Series H	11/9/15	$1,260
RPI International Holdings LP	5/21/15 - 3/23/16	$16,269
Sienna Biopharma- ceuticals, Inc. Series B	4/12/17	$6,902
Space Exploration Technologies Corp. Class A	10/16/15 - 4/6/17	$38,201
Space Exploration Technologies Corp. Series G	1/20/15	$16,753
Starry, Inc. Series B	12/1/16	$5,339
Taboola.Com Ltd. Series E	12/22/14	$13,943
The Honest Co., Inc.	8/21/14	$1,078
The Honest Co., Inc. Series C	8/21/14	$2,515
The Honest Co., Inc. Series D	8/3/15	$3,174
Tory Burch LLC Class A	5/14/15	$67,653
Tory Burch LLC Class B	12/31/12	$17,505
Turn, Inc. (Escrow)	4/11/17	$709
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$74,000
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$6,971
UNITY Biotechnology, Inc. Series B	10/14/16	$9,102
Wheels Up Partners Holdings LLC Series B	9/18/15	$19,040
YourPeople, Inc. Series C	5/1/15	$86,920
Yumanity Holdings LLC Class A	2/8/16	$3,140

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$209
Fidelity Securities Lending Cash Central Fund	3,802
Total	$4,011

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
ACADIA Pharmaceuticals, Inc.	$188,007	$29,330	$14,505	$--	$189,300
Actua Corp.	43,200	--	10,800	--	33,887
Alkermes PLC	564,496	16,487	60,843	--	528,253
Alnylam Pharmaceuticals, Inc.	211,633	28,974	22,726	--	309,654
Applied Micro Circuits Corp.	53,082	--	51,460	--	--
Apptio, Inc.	15,712	--	--	--	--
Apptio, Inc. Class A	8,213	1,307	1,507	--	--
aTyr Pharma, Inc.	1,743	--	168	--	1,630
aTyr Pharma, Inc.	4,554	--	--	--	4,775
bluebird bio, Inc.	146,921	17,361	20,596	--	178,910
Chimerix, Inc.	14,256	--	2,817	--	10,713
Exelixis, Inc.	308,449	--	41,028	--	299,749
HubSpot, Inc.	100,001	6,140	10,281	--	--
Infinera Corp.	106,776	--	12,881	--	108,960
Intra-Cellular Therapies, Inc.	47,622	1,028	5,573	--	31,895
Ionis Pharmaceuticals, Inc.	354,387	18,364	40,786	--	346,403
Lexicon Pharmaceuticals, Inc.	103,734	9,066	10,819	--	92,067
lululemon athletica, Inc.	512,051	6,746	60,401	--	392,185
Merrimack Pharmaceuticals, Inc.	41,377	--	3,345	6,931	--
Momenta Pharmaceuticals, Inc.	76,442	3,745	9,093	--	73,079
Nutanix, Inc. Class A	30,867	7,208	6,951	--	--
Nutanix, Inc. Class B	33,158	--	--	--	--
NVIDIA Corp.	2,768,858	--	1,053,282	6,252	--
Presbia PLC	5,184	937	455	--	3,714
Prothena Corp. PLC	126,623	14,488	12,447	--	110,270
Regulus Therapeutics, Inc.	7,632	34	642	--	3,922
RH	77,545	196	19,014	--	95,036
Rigel Pharmaceuticals, Inc.	21,349	4,148	2,677	--	21,121
Sage Therapeutics, Inc.	100,093	902	12,362	--	--
Silicon Laboratories, Inc.	215,457	6,506	24,268	--	223,461
Syros Pharmaceuticals, Inc.	11,084	10	1,142	--	11,666
Syros Pharmaceuticals, Inc.	--	--	--	--	15,008
Syros Pharmaceuticals, Inc.	12,101	--	--	--	--
Wizz Air Holdings PLC	64,452	--	7,060	--	--
Total	$6,377,059	$172,977	$1,519,929	$13,183	$3,085,658

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$8,125,333	$7,958,189	$36,454	$130,690
Consumer Staples	2,185,312	2,121,261	52,413	11,638
Energy	550,685	550,685	--	--
Financials	949,086	914,227	--	34,859
Health Care	6,325,797	5,911,815	--	413,982
Industrials	2,430,475	2,267,329	--	163,146
Information Technology	16,248,433	15,758,588	114,162	375,683
Materials	503,513	503,513	--	--
Real Estate	88,540	88,540	--	--
Telecommunication Services	240,004	236,788	--	3,216
Corporate Bonds	13,435	--	--	13,435
Money Market Funds	549,950	549,950	--	--
Total Investments in Securities:	$38,210,563	$36,860,885	$203,029	$1,146,649

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
(Amounts in thousands)
Level 1 to Level 2	$0
Level 2 to Level 1	$836,379

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Health Care
Beginning Balance	$402,671
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(17,343)
Cost of Purchases	28,654
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$413,982
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2017	$(17,343)
Equities - Information Technology
Beginning Balance	$415,705
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	20,136
Cost of Purchases	8,573
Proceeds of Sales	(68,731)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$375,683
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2017	$28,331
Other Investments in Securities
Beginning Balance	$321,219
Net Realized Gain (Loss) on Investment Securities	(23,895)
Net Unrealized Gain (Loss) on Investment Securities	21,162
Cost of Purchases	46,585
Proceeds of Sales	(8,087)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$356,984
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2017	$(3,530)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.6%
Germany	2.7%
Cayman Islands	2.3%
Ireland	2.1%
Others (Individually Less Than 1%)	4.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2017
Assets
Investment in securities, at value (including securities loaned of $509,379) — See accompanying schedule: Unaffiliated issuers (cost $16,502,798)	$34,574,955
Fidelity Central Funds (cost $549,916)	549,950
Other affiliated issuers (cost $2,441,415)	3,085,658
Total Investments (cost $19,494,129)		$38,210,563
Restricted cash		1,474
Foreign currency held at value (cost $231)		231
Receivable for investments sold		137,979
Receivable for fund shares sold		19,646
Dividends receivable		28,900
Interest receivable		40
Distributions receivable from Fidelity Central Funds		881
Prepaid expenses		12
Other receivables		2,339
Total assets		38,402,065
Liabilities
Payable to custodian bank	$2,778
Payable for investments purchased	67,697
Payable for fund shares redeemed	70,590
Accrued management fee	23,397
Other affiliated payables	3,328
Other payables and accrued expenses	2,382
Collateral on securities loaned	523,534
Total liabilities		693,706
Net Assets		$37,708,359
Net Assets consist of:
Paid in capital		$15,544,989
Undistributed net investment income		16,633
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,430,535
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		18,716,202
Net Assets		$37,708,359
Growth Company:
Net Asset Value, offering price and redemption price per share ($22,219,939 ÷ 137,611 shares)		$161.47
Class K:
Net Asset Value, offering price and redemption price per share ($15,488,420 ÷ 95,985 shares)		$161.36

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2017
Investment Income
Dividends (including $13,183 earned from other affiliated issuers)		$151,907
Interest		46
Income from Fidelity Central Funds		4,011
Total income		155,964
Expenses
Management fee
Basic fee	$98,416
Performance adjustment	18,119
Transfer agent fees	19,027
Accounting and security lending fees	1,103
Custodian fees and expenses	336
Independent trustees' fees and expenses	71
Appreciation in deferred trustee compensation account	2
Registration fees	192
Audit	121
Legal	57
Interest	4
Miscellaneous	180
Total expenses before reductions	137,628
Expense reductions	(334)	137,294
Net investment income (loss)		18,670
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,393,891
Fidelity Central Funds	(18)
Other affiliated issuers	1,080,952
Foreign currency transactions	(35)
Total net realized gain (loss)		3,474,790
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $253)	2,984,643
Assets and liabilities in foreign currencies	62
Total change in net unrealized appreciation (depreciation)		2,984,705
Net gain (loss)		6,459,495
Net increase (decrease) in net assets resulting from operations		$6,478,165

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2017	Year ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,670	$41,597
Net realized gain (loss)	3,474,790	4,411,523
Change in net unrealized appreciation (depreciation)	2,984,705	(3,344,102)
Net increase (decrease) in net assets resulting from operations	6,478,165	1,109,018
Distributions to shareholders from net investment income	(37,300)	(13,792)
Distributions to shareholders from net realized gain	(2,014,292)	(1,582,394)
Total distributions	(2,051,592)	(1,596,186)
Share transactions - net increase (decrease)	(2,571,200)	(4,759,956)
Total increase (decrease) in net assets	1,855,373	(5,247,124)
Net Assets
Beginning of period	35,852,986	41,100,110
End of period	$37,708,359	$35,852,986
Other Information
Undistributed net investment income end of period	$16,633	$35,263

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Growth Company Fund

	Six months ended May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$142.76	$143.47	$136.46	$124.69	$95.80	$85.29
Income from Investment Operations
Net investment income (loss)A	.05	.09	(.01)	.15	.29	.15
Net realized and unrealized gain (loss)	26.82	4.71	11.72	20.49	31.23	13.12
Total from investment operations	26.87	4.80	11.71	20.64	31.52	13.27
Distributions from net investment income	(.09)	–	(.13)	(.21)	(.19)	(.05)
Distributions from net realized gain	(8.07)	(5.51)	(4.57)	(8.67)	(2.44)	(2.71)
Total distributions	(8.16)	(5.51)	(4.70)	(8.87)B	(2.63)	(2.76)
Net asset value, end of period	$161.47	$142.76	$143.47	$136.46	$124.69	$95.80
Total ReturnC,D	19.69%	3.48%	8.90%	17.80%	33.85%	16.24%
Ratios to Average Net AssetsE,F
Expenses before reductions	.80%G	.77%	.88%	.82%	.83%	.90%
Expenses net of fee waivers, if any	.80%G	.77%	.87%	.82%	.83%	.90%
Expenses net of all reductions	.80%G	.77%	.87%	.82%	.83%	.90%
Net investment income (loss)	.06%G	.07%	(.01)%	.12%	.27%	.16%
Supplemental Data
Net assets, end of period (in millions)	$22,220	$21,114	$23,513	$24,165	$22,936	$22,952
Portfolio turnover rateH	18%G,I	19%I	18%I	12%I	26%	33%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $8.87 per share is comprised of distributions from net investment income of $.207 and distributions from net realized gain of $8.666 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Growth Company Fund Class K

	Six months ended May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$142.74	$143.42	$136.41	$124.68	$95.82	$85.35
Income from Investment Operations
Net investment income (loss)A	.12	.23	.12	.29	.42	.27
Net realized and unrealized gain (loss)	26.80	4.71	11.72	20.48	31.21	13.10
Total from investment operations	26.92	4.94	11.84	20.77	31.63	13.37
Distributions from net investment income	(.23)	(.11)	(.26)	(.37)	(.34)	(.19)
Distributions from net realized gain	(8.07)	(5.51)	(4.57)	(8.67)	(2.44)	(2.71)
Total distributions	(8.30)	(5.62)	(4.83)	(9.04)	(2.77)B	(2.90)
Net asset value, end of period	$161.36	$142.74	$143.42	$136.41	$124.68	$95.82
Total ReturnC,D	19.75%	3.59%	9.01%	17.93%	34.02%	16.38%
Ratios to Average Net AssetsE,F
Expenses before reductions	.70%G	.66%	.77%	.71%	.71%	.77%
Expenses net of fee waivers, if any	.70%G	.66%	.77%	.71%	.71%	.77%
Expenses net of all reductions	.70%G	.66%	.77%	.71%	.71%	.77%
Net investment income (loss)	.16%G	.17%	.09%	.24%	.39%	.29%
Supplemental Data
Net assets, end of period (in millions)	$15,488	$14,739	$17,587	$18,242	$21,951	$15,454
Portfolio turnover rateH	18%G,I	19%I	18%I	12%I	26%	33%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.77 per share is comprised of distributions from net investment income of $.336 and distributions from net realized gain of $2.438 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Growth Company Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Company and Class K, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$13,435	Market approach	Transaction price	$100.00	Increase
Equities	$1,133,214	Market comparable	Enterprise value/Sales multiple (EV/S)	0.7 - 7.8 / 4.9	Increase
			Transaction price	$1.98 - $150.00 / $64.30	Increase
			Price/Earnings multiple (P/E)	10.6	Increase
			Discount rate	8.0% - 45.0% / 20.4%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	9.2	Increase
			Discount for lack of marketability (DLOM)	10.0% - 20.0% / 16.0%	Decrease
			Liquidity preference	$6.75 - $69.57 / $43.13	Increase
			Premium rate	15.0% - 92.0% / 44.3%	Increase
			Proxy discount	12.0%	Decrease
			Proxy premium	19.6% - 46.9% / 23.8%	Increase
		Market approach	Transaction price	$0.54 - $330.00 / $43.71	Increase
			Tender price	$105.00	Increase
		Recovery value	Recovery value	0.0% - 0.7% / 0.4%	Increase
		Discount cash flow	Discount rate	8.0% - 14.4% / 11.6%	Decrease
			Discount for lack of marketability (DLOM)	10.0%	Decrease
			Probability rate	6.3%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2017 as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$19,959,562
Gross unrealized depreciation	(1,267,315)
Net unrealized appreciation (depreciation) on securities	$18,692,247
Tax cost	$19,518,316

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $184,430 in these Subsidiaries, representing .49% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short sales and in-kind transactions, aggregated $3,178,226 and $3,869,973, respectively.

Redemptions In-Kind. During the period, 27,082 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $3,877,566. The net realized gain of $2,416,966 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 26,809 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $3,667,395. The Fund had a net realized gain of $2,216,038 on investments delivered through the in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Company as compared to its benchmark index, the Russell 3000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .65% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Company. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Growth Company	$15,572.15
Class K	3,455.05
	$19,027

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $90 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$44,603.79%		$4

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $61 and is reflected in Miscellaneous expenses on the Statement of Operations.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $29,918. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,802, including $221 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $165 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $164.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2017	Year ended November 30, 2016
From net investment income
Growth Company	$13,724	$–
Class K	23,576	13,792
Total	$37,300	$13,792
From net realized gain
Growth Company	$1,190,770	$904,788
Class K	823,522	677,606
Total	$2,014,292	$1,582,394

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2017	Year ended November 30, 2016	Six months ended May 31, 2017	Year ended November 30, 2016
Growth Company
Shares sold	8,652	17,124	$1,278,389	$2,254,562
Reinvestment of distributions	8,092	6,196	1,134,062	857,904
Shares redeemed	(27,026)(a)	(39,316)(b)	(3,939,585)(a)	(5,283,210)(b)
Net increase (decrease)	(10,282)	(15,996)	$(1,527,134)	$(2,170,744)
Class K
Shares sold	10,695	18,989	$1,572,790	$2,493,477
Reinvestment of distributions	6,051	5,003	847,098	691,398
Shares redeemed	(24,019)(a)	(43,361)(b)	(3,463,954)(a)	(5,774,087)(b)
Net increase (decrease)	(7,273)	(19,369)	$(1,044,066)	$(2,589,212)

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the prior Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Mt. Vernon Street Trust and Shareholders of Fidelity Growth Company Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Growth Company Fund (the Fund), a fund of Fidelity Mt. Vernon Street Trust, including the schedule of investments, as of May 31, 2017, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended May 31, 2017 and for the year ended November 30, 2016, and the financial highlights for the six months ended May 31, 2017 and for each of the five years in the period ended November 30, 2016. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Growth Company Fund as of May 31, 2017, the results of its operations for the six-months ended, the changes in its net assets for the six months ended May 31, 2017 and for the year ended November 30, 2016, and the financial highlights for the six months ended May 31, 2017 and for each of the five years in the period ended November 30, 2016, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
July 19, 2017

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 to May 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period-B December 1, 2016 to May 31, 2017
Growth Company	.80%
Actual		$1,000.00	$1,196.90	$4.38
Hypothetical-C		$1,000.00	$1,020.94	$4.03
Class K	.70%
Actual		$1,000.00	$1,197.50	$3.84
Hypothetical-C		$1,000.00	$1,021.44	$3.53

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

GCF-K-SANN-0717
1.863219.108

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Mt. Vernon Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 25, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 25, 2017